Dear Investors:

     We are pleased to provide you with this report on the operations of the JNL Series Trust for the six-month period ended September 30, 1996.

     The JNL Series Trust has sixteen Series, each of which is managed by one of eight professional money managers. The performance of each of the Series is influenced by its investment objective and the investment style of its money manager. Despite their differing approaches to the markets, all of the Series returned positive performance during the six-month period ended September 30, 1996.

     The United States financial markets were extremely volatile during the period. The equity markets declined significantly in July, then recovered and posted a gain for the period. Interest rates rose early in the period, putting pressure on stocks, but fell after the Federal Reserve Board chose not to raise rates at both the August and September Federal Open Market Committee meetings. The bond markets diverged sharply from the equity markets. The bond markets fell during the second calendar quarter and, while they posted both gains and losses throughout the second half of the period, ended the third calendar quarter close to where they started. The volatility in both the equity and bond markets was driven by divergent opinions concerning the strength of the economy.

     The international markets performed well overall during the period with most of the gains occurring in the second calendar quarter. The emerging markets sector posted impressive returns and the European markets turned in good performance, while the Japanese market showed some weakness.

     I hope you are pleased with the performance of the JNL Series Trust. Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles for your financial goals.

                                          Respectfully,
                                          John A. Knutson
                                          John A. Knutson
                                          President

                                JNL SERIES TRUST

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                                                                                   JNL/PHOENIX
                                     JNL                                                 JNL/EAGLE    JNL/EAGLE    INVESTMENT
                                 AGGRESSIVE    JNL CAPITAL   JNL GLOBAL     JNL/ALGER       CORE       SMALLCAP      COUNSEL
                                   GROWTH        GROWTH       EQUITIES       GROWTH        EQUITY       EQUITY      BALANCED
                                   SERIES        SERIES        SERIES        SERIES        SERIES       SERIES       SERIES
                                 -----------   -----------   -----------   -----------   ----------   ----------   -----------
ASSETS
Investments in securities, at
  cost.........................  $24,321,530   $26,454,895   $35,300,069   $30,435,298   $  937,472   $  944,404   $18,915,346
                                 ===========   ===========   ===========   ===========   ==========   ==========   ===========
Investments in securities, at
  value........................  $26,486,903   $31,274,410   $39,814,877   $32,946,280   $  942,822   $  984,263   $19,608,187
Cash...........................       93,424        16,020        33,249     1,695,344       62,585       50,562         4,819
Foreign currency...............           --            --            --            --           --           --            --
Receivables:
  Dividends and interest.......        6,131       119,656        28,592        11,163          740          758        96,249
  Forward foreign currency
    exchange contracts.........    1,297,257     1,380,352     9,305,727            --           --           --            --
  Foreign taxes recoverable....          981         1,765        12,114            --           --           --            16
  Investment securities sold...       42,118           250        14,017            --           --           --       659,404
  Reimbursements from
    Adviser....................           --         4,440            --         6,846        1,242        1,257            --
Prepaid expenses...............          448         1,192           111        33,771           --           --           306
                                 -----------   -----------   -----------   -----------   ----------   ----------   -----------
TOTAL ASSETS...................   27,927,262    32,798,085    49,208,687    34,693,404    1,007,389    1,036,840    20,368,981
                                 -----------   -----------   -----------   -----------   ----------   ----------   -----------
LIABILITIES
Payables:
  Advisor......................       30,187        21,706        42,250        25,314          320          342        20,163
  Forward foreign currency
    exchange contracts.........    1,294,345     1,396,746     9,210,613            --           --           --            --
  Investment securities
    purchased..................    1,433,630       455,331       582,498       698,886           --           --       835,370
Accrued expenses and other
  liabilities..................       40,548        32,098        59,793        22,180        1,296        1,311        29,113
                                 -----------   -----------   -----------   -----------   ----------   ----------   -----------
TOTAL LIABILITIES..............    2,798,710     1,905,881     9,895,154       746,380        1,616        1,653       884,646
                                 -----------   -----------   -----------   -----------   ----------   ----------   -----------
NET ASSETS.....................  $25,128,552   $30,892,204   $39,313,533   $33,947,024   $1,005,773   $1,035,187   $19,484,335
                                 ===========   ===========   ===========   ===========   ==========   ==========   ===========
NET ASSETS CONSIST OF:
  Paid-in capital..............  $22,034,660   $26,410,568   $32,339,842   $32,290,557   $1,000,000   $1,000,000   $18,444,510
  Undistributed net investment
    income.....................      101,061       156,429       119,479        12,625          423          362       172,584
  Net realized gain (loss) on
    investments and foreign
    currency related items.....      824,545      (478,116)    2,244,324      (867,140)          --       (5,034)      174,400
Net unrealized appreciation
  (depreciation) on:
  Investments..................    2,165,373     4,819,515     4,514,808     2,510,982        5,350       39,859       692,841
  Foreign currency related
    items......................        2,913       (16,192)       95,080            --           --           --           --
                                 -----------   -----------   -----------   -----------   ----------   ----------   -----------
NET ASSETS.....................  $25,128,552   $30,892,204   $39,313,533   $33,947,024   $1,005,773   $1,035,187   $19,484,335
                                 ===========   ===========   ===========   ===========   ==========   ==========   ===========
TOTAL SHARES OUTSTANDING (NO
  PAR VALUE), UNLIMITED SHARES
  AUTHORIZED...................    1,779,453     2,019,588     2,518,932     3,154,363      100,000      100,000     1,658,414
                                 ===========   ===========   ===========   ===========   ==========   ==========   ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE...       $14.12        $15.30        $15.61        $10.76       $10.06       $10.35        $11.75
                                 ===========   ===========   ===========   ===========   ==========   ==========   ===========

                     See notes to the financial statements.

                                                                                           SALOMON
       JNL/PHOENIX         PPM             PPM             PPM           SALOMON         BROTHERS/JNL        T. ROWE
       INVESTMENT      AMERICA/JNL     AMERICA/JNL     AMERICA/JNL     BROTHERS/JNL          U.S.           PRICE/JNL
         COUNSEL       HIGH YIELD         MONEY           VALUE           GLOBAL          GOVERNMENT       ESTABLISHED
         GROWTH           BOND           MARKET          EQUITY            BOND         & QUALITY BOND       GROWTH
         SERIES          SERIES          SERIES          SERIES           SERIES            SERIES           SERIES
       -----------     -----------     -----------     -----------     ------------     --------------     -----------
       $14,135,262     $12,320,541     $23,818,375     $11,960,870     $12,555,628       $ 10,362,920      $24,614,841
       ===========     ===========     ===========     ===========     ===========        ===========      ===========
       $14,654,644     $12,527,608     $23,818,375     $12,774,913     $12,772,911       $ 10,341,130      $27,005,996
               799          42,655           2,068         212,125             257             26,782              349
                --              --              --              --              --                 --           75,940
             9,775         297,145              --          20,379         245,220             63,226           32,900
                --              --              --              --       3,470,348                 --               --
                 9              --              --              --              --                 --            3,040
           499,778         373,920              --              --          17,906            972,016               --
                --           6,252           3,488          15,825              --              4,646               --
             1,187             786             257           2,180             246                181              303
       -----------     -----------     -----------     -----------     -----------        -----------      -----------
        15,166,192      13,248,366      23,824,188      13,025,422      16,506,888         11,407,981       27,118,528
       -----------     -----------     -----------     -----------     -----------        -----------      -----------
            17,855           7,437          10,816           7,371          12,635              4,589           29,666
                --              --              --              --       3,440,646                 --               --
           785,781         379,297                          75,215       1,181,709          3,018,335        1,104,260
            21,941          21,804          18,581          22,844          37,115             20,015           26,044
       -----------     -----------     -----------     -----------     -----------        -----------      -----------
           825,577         408,538          29,397         105,430       4,672,105          3,042,939        1,159,970
       -----------     -----------     -----------     -----------     -----------        -----------      -----------
       $14,340,615     $12,839,828     $23,794,791     $12,919,992     $11,834,783       $  8,365,042      $25,958,558
       ===========     ===========     ===========     ===========     ===========        ===========      ===========
       $13,332,116     $12,113,927     $23,794,791     $11,827,306     $10,900,993       $  8,189,238      $23,512,055
            41,578         502,413              --          97,630         511,008            187,410           77,261
           447,539          16,421              --         181,013         169,223             10,184          (21,509)
           519,382         207,067              --         814,043         217,283            (21,790)       2,391,155
                --              --              --              --          36,276                 --             (404)
       -----------     -----------     -----------     -----------     -----------        -----------      -----------
       $14,340,615     $12,839,828     $23,794,791     $12,919,992     $11,834,783       $  8,365,042      $25,958,558
       ===========     ===========     ===========     ===========     ===========        ===========      ===========
         1,017,953       1,184,860      23,794,791         954,336       1,051,811            810,997        2,090,438
       ===========     ===========     ===========     ===========     ===========        ===========      ===========
            $14.09          $10.84           $1.00          $13.54          $11.25             $10.31           $12.42
       ===========     ===========     ===========     ===========     ===========        ===========      ===========

        T. ROWE
       PRICE/JNL         T. ROWE
     INTERNATIONAL      PRICE/JNL
        EQUITY           MID-CAP
      INVESTMENT         GROWTH
        SERIES           SERIES
     -------------     -----------
      $ 34,755,901     $35,503,115
       ===========     ===========
      $ 38,179,720     $38,862,592
         1,742,158             448
           134,873              --
            87,633           8,640
            32,101              --
                --             314
             5,092          20,673
                --              --
               146             108
       -----------     -----------
        40,181,723      38,892,775
       -----------     -----------
            95,737          38,821
                --              --
           156,187       1,165,423
            40,081          28,108
       -----------     -----------
           292,005       1,232,352
       -----------     -----------
      $ 39,889,718     $37,660,423
       ===========     ===========
      $ 36,044,012     $33,483,082
           385,715          31,705
            36,552         786,159
         3,423,819       3,359,477
              (380)             --
       -----------     -----------
      $ 39,889,718     $37,660,423
       ===========     ===========
         3,407,083       2,578,564
       ===========     ===========
            $11.71          $14.61
       ===========     ===========

                                JNL SERIES TRUST

                      STATEMENTS OF OPERATIONS (UNAUDITED)
                  FOR THE SIX MONTHS ENDED, SEPTEMBER 30, 1996

                                                                                                                     JNL/PHOENIX
                                      JNL                                               JNL/EAGLE                    INVESTMENT
                                   AGGRESSIVE   JNL CAPITAL   JNL GLOBAL   JNL/ALGER      CORE        JNL/EAGLE        COUNSEL
                                     GROWTH       GROWTH       EQUITIES      GROWTH      EQUITY        SMALLCAP       BALANCED
                                     SERIES       SERIES        SERIES       SERIES      SERIES*    EQUITY SERIES*     SERIES
                                   ----------   -----------   ----------   ----------   ---------   --------------   -----------
INVESTMENT INCOME:
Dividends......................... $   47,240   $  203,486    $  206,396   $   66,887     $  467        $ --           $ 31,582
Interest..........................    137,505       53,181        78,369       52,450        330            758         179,215
Foreign tax withholding...........     (2,579)      (2,066)      (17,955)      --          --             --                (31)
                                   ----------   ----------    ----------   ----------     ------        -------        --------
TOTAL INVESTMENT INCOME...........    182,166      254,601       266,810      119,337        797            758         210,766
                                   ----------   ----------    ----------   ----------     ------        -------        --------
EXPENSES:
  Investment advisory fees........     77,495       86,405       131,014      104,937        320            342          54,125
  Custodian fees..................     30,149       22,066        58,930       10,114        115            130           7,831
  Transfer agent fees.............      1,069        1,069         1,069        1,069      --             --              1,069
  Portfolio accounting fees.......      2,458        2,458         4,027        2,866      --             --              2,479
  Registration fees...............         49          100            82           66         26             26              33
  Professional fees...............     14,224       14,224        18,114       14,739      1,057          1,057          14,717
  Trustee fees....................        887          887           887          887         36             36             887
  Other...........................      1,905        1,905         1,905        1,905         62             62           1,905
                                   ----------   ----------    ----------   ----------     ------        -------        --------
TOTAL EXPENSES....................    128,236      129,114       216,028      136,583      1,616          1,653          83,046
Less:
  Reimbursement from Advisor......    (38,513)     (29,151)      (65,683)     (15,822)    (1,242)        (1,257)        (20,478)
  Fees paid indirectly............       (927)      (1,791)         (476)     (14,049)     --             --             --
                                   ----------   ----------    ----------   ----------     ------        -------        --------
NET EXPENSES......................     88,796       98,172       149,869      106,712        374            396          62,568
                                   ----------   ----------    ----------   ----------     ------        -------        --------
NET INVESTMENT INCOME (LOSS)......     93,370      156,429       116,941       12,625        423            362         148,198
                                   ----------   ----------    ----------   ----------     ------        -------        --------
REALIZED AND UNREALIZED GAINS
  (LOSSES)
Net realized gain (loss) on:
  Investments.....................     29,322     (851,932)      750,609     (690,447)     --            (5,034)        114,498
  Foreign currency related
    items.........................      4,123        7,898        32,114       --          --             --             --
Net change in unrealized
  appreciation (depreciation) on:
  Investments.....................  1,329,091    3,065,221     2,113,508    2,127,369      5,350         39,859         555,610
  Foreign currency related
    items.........................      2,884      (15,927)       82,122       --          --             --             --
                                   ----------   ----------    ----------   ----------     ------        -------        --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)..........................  1,365,420    2,205,260     2,978,353    1,436,922      5,350         34,825         670,108
                                   ----------   ----------    ----------   ----------     ------        -------        --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS....... $1,458,790   $2,361,689    $3,095,294   $1,449,547     $5,773        $35,187        $818,306
                                   ==========   ==========    ==========   ==========     ======        =======        ========

-------------------------
* For period September 16, 1996 (commencement of operations) through September 30, 1996.

                     See notes to the financial statements.

      JNL/PHOENIX                          PPM             PPM                              SALOMON           T. ROWE
      INVESTMENT          PPM          AMERICA/JNL     AMERICA/JNL       SALOMON         BROTHERS/JNL        PRICE/JNL
        COUNSEL       AMERICA/JNL         MONEY           VALUE        BROTHERS/JNL     U.S. GOVERNMENT     ESTABLISHED
        GROWTH         HIGH YIELD        MARKET          EQUITY        GLOBAL BOND      & QUALITY BOND        GROWTH
        SERIES        BOND SERIES        SERIES          SERIES           SERIES            SERIES            SERIES
      -----------     ------------     -----------     -----------     ------------     ---------------     -----------
       $  26,948        $  3,681        $  --           $ 111,773        $ --               $ --            $   118,813
          51,174         425,456          366,196          --             400,532            178,633             37,806
          --              --               --              --                (176)           --                  (4,142)
      ----------        --------         --------        --------        --------           --------         ----------
          78,122         429,137          366,196         111,773         400,356            178,633            152,477
      ----------        --------         --------        --------        --------           --------         ----------
          34,240          33,750           39,799          27,285          37,428             19,090             69,887
             981           5,194            4,474          16,963           7,187              5,687                753
           1,069             887            1,068           1,069           1,069              1,069              1,069
           2,479           2,458            2,457           2,479           2,458              2,479              2,458
              33              66               50              16              66                 33                166
          12,121          16,223           13,216          14,121          18,423             13,915             14,511
             887             887              887             887             887                887                887
           1,905           1,905            1,905           1,905           1,905              1,905              1,905
      ----------        --------         --------        --------        --------           --------         ----------
          53,715          61,370           63,856          64,725          69,423             45,065             91,636
         (13,757)        (20,870)         (14,108)        (31,982)        (25,390)           (21,887)            (9,473)
            (476)         (1,298)            (105)         (3,835)           (422)              (132)              (119)
      ----------        --------         --------        --------        --------           --------         ----------
          39,482          39,202           49,643          28,908          43,611             23,046             82,044
      ----------        --------         --------        --------        --------           --------         ----------
          38,640         389,935          316,553          82,865         356,745            155,587             70,433
      ----------        --------         --------        --------        --------           --------         ----------
         311,235          41,296           --             121,640         108,715                306            (96,804)
          --              --               --              --               4,843            --                  (6,948)
         381,685         176,262           --             318,908         191,958             11,234          1,780,547
          --              --               --              --              30,516            --                    (416)
      ----------        --------         --------        --------        --------           --------         ----------
         692,920         217,558           --             440,548         336,032             11,540          1,676,379
      ----------        --------         --------        --------        --------           --------         ----------
       $ 731,560        $607,493         $316,553        $523,413        $692,777           $167,127         $1,746,812
      ==========        ========         ========        ========        ========           ========         ==========

        T. ROWE
       PRICE/JNL        T. ROWE
     INTERNATIONAL     PRICE/JNL
        EQUITY          MID-CAP
      INVESTMENT         GROWTH
        SERIES           SERIES
     -------------     ----------
      $   476,481      $   34,865
           67,052          79,517
          (37,955)         --
       ----------      ----------
          505,578         114,382
       ----------      ----------
          176,085         109,605
            1,556           4,881
            1,069           1,069
            4,085           3,376
               66              66
           14,424          14,717
              887             887
            1,905           1,905
       ----------      ----------
          200,077         136,506
               --          (9,623)
               --             (69)
       ----------      ----------
          200,077         126,814
       ----------      ----------
          305,501         (12,432)
       ----------      ----------
           90,988         406,887
          (48,898)         --
          969,824       1,957,302
             (731)         --
       ----------      ----------
        1,011,183       2,364,189
       ----------      ----------
      $ 1,316,684      $2,351,757
       ==========      ==========

                                JNL SERIES TRUST

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)


                                               JNL AGGRESSIVE                  JNL CAPITAL                   JNL GLOBAL
                                                GROWTH SERIES                 GROWTH SERIES                EQUITIES SERIES
                                         ---------------------------  ---------------------------   ---------------------------
                                          SIX MONTHS     PERIOD FROM    SIX MONTHS     PERIOD FROM    SIX MONTHS     PERIOD FROM
                                             ENDED         MAY 15,         ENDED         MAY 15,         ENDED         MAY 15,
                                         SEPTEMBER 30,    1995* TO     SEPTEMBER 30,    1995* TO     SEPTEMBER 30,    1995* TO
                                             1996         MARCH 31,        1996         MARCH 31,        1996         MARCH 31,
                                          (UNAUDITED)       1996        (UNAUDITED)       1996        (UNAUDITED)       1996
                                         -------------   -----------   -------------   -----------   -------------   -----------
OPERATIONS:
Net investment income (loss)...........   $    93,370    $   14,650     $   156,429    $  (27,120)    $   116,941    $    41,731
Net realized gain (loss) on:
  Investments..........................        29,322     1,017,633        (851,932)      822,061         750,609      1,904,209
  Foreign currency related items.......         4,123       (27,706)          7,898        (6,783)         32,114       (114,384)
Net change in unrealized appreciation
  (depreciation) on:
  Investments..........................     1,329,091       836,282       3,065,221     1,754,294       2,113,508      2,401,300
  Foreign currency related items.......         2,884            29         (15,927)         (265)         82,122         12,958
                                          -----------    ----------     -----------    ----------     -----------    -----------
Net increase in net assets from
  operations...........................     1,458,790     1,840,888       2,361,689     2,542,187       3,095,294      4,245,814
                                          -----------    ----------     -----------    ----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income..................       --             --            --              --             --              (2,088)
Net realized gain on investment
  transactions.........................       --           (205,786)       --            (422,240)        --            (365,329)
                                          -----------    ----------    -----------     ----------     -----------    -----------
Total distributions to shareholders....       --           (205,786)       --            (422,240)        --            (367,417)
                                          -----------    ----------    -----------     ----------     -----------    -----------
SHARE TRANSACTIONS:
Proceeds from the sale of shares.......    15,970,221     6,815,571      19,678,347     7,274,705      21,265,271     11,922,082
Reinvested income dividends............       --             --            --              --             --               2,088
Reinvested capital gain
  distributions........................       --            205,786        --             422,240         --             365,329
Cost of shares redeemed................      (827,514)     (129,404)       (725,365)     (239,359)     (1,187,581)       (27,347)
                                          -----------    ----------     -----------    ----------     -----------    -----------
Net increase in net assets from share
  transactions.........................    15,142,707     6,891,953      18,952,982     7,457,586      20,077,690     12,262,152
                                          -----------    ----------     -----------    ----------     -----------    -----------
Net increase in net assets.............    16,601,497     8,527,055      21,314,671     9,577,533      23,172,984     16,140,549
Net assets beginning of period.........     8,527,055        --           9,577,533        --          16,140,549        --
                                          -----------    ----------     -----------    ----------     -----------    -----------
NET ASSETS END OF PERIOD...............   $25,128,552    $8,527,055     $30,892,204    $9,577,533     $39,313,533    $16,140,549
                                          ===========    ==========     ===========    ==========     ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME....   $   101,061    $    7,691     $   156,429    $   --         $   119,479    $     2,538
                                          ===========    ==========     ===========    ==========     ===========    ===========

-------------------------
* Commencement of operations.

                     See notes to the financial statements.

                                       JNL/EAGLE         JNL/EAGLE                                          JNL/PHOENIX
                                      CORE EQUITY        SMALLCAP                                           INVESTMENT
             JNL/ALGER                  SERIES         EQUITY SERIES        JNL/PHOENIX INVESTMENT            COUNSEL
           GROWTH SERIES             -------------     -------------        COUNSEL BALANCED SERIES        GROWTH SERIES
   -----------------------------      PERIOD FROM       PERIOD FROM      -----------------------------     -------------
    SIX MONTHS       PERIOD FROM     SEPTEMBER 16,     SEPTEMBER 16,      SIX MONTHS       PERIOD FROM      SIX MONTHS
       ENDED         OCTOBER 16,       1996* TO          1996* TO            ENDED           MAY 15,           ENDED
   SEPTEMBER 30,      1995* TO       SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,      1995* TO       SEPTEMBER 30,
       1996           MARCH 31,          1996              1996              1996           MARCH 31,          1996
    (UNAUDITED)         1996          (UNAUDITED)       (UNAUDITED)       (UNAUDITED)         1996          (UNAUDITED)
   -------------     -----------     -------------     -------------     -------------     -----------     -------------
    $    12,625      $   (4,334)       $      423        $      362       $   148,198      $   64,994       $    38,640
       (690,447)       (176,693)          --                 (5,034)          114,498         121,825           311,235
        --               --               --                --                --               --               --
      2,127,369         383,613             5,350            39,859           555,610         137,231           381,685
        --               --               --                --                --               --               --
    -----------      ----------        ----------        ----------       -----------      ----------       -----------
      1,449,547         202,586             5,773            35,187           818,306         324,050           731,560
    -----------      ----------        ----------        ----------       -----------      ----------       -----------
        --               --               --                --                --              (40,871)          --
        --               --               --                --                --              (61,660)          --
    -----------      ----------        ----------        ----------       -----------      ----------       -----------
        --               --               --                --                --             (102,531)          --
    -----------      ----------        ----------        ----------       -----------      ----------       -----------
     25,849,399       8,603,764         1,000,000         1,000,000        14,734,044       4,496,694        11,583,833
        --               --               --                --                --               40,871           --
        --               --               --                --                --               61,660           --
     (2,001,159)       (157,113)          --                --               (828,644)        (60,115)         (492,848)
    -----------      ----------        ----------        ----------       -----------      ----------       -----------
     23,848,240       8,446,651         1,000,000         1,000,000        13,905,400       4,539,110        11,090,985
    -----------      ----------        ----------        ----------       -----------      ----------       -----------
     25,297,787       8,649,237         1,005,773         1,035,187        14,723,706       4,760,629        11,822,545
      8,649,237          --               --                --              4,760,629          --             2,518,070
    -----------      ----------        ----------        ----------       -----------      ----------       -----------
    $33,947,024      $8,649,237        $1,005,773        $1,035,187       $19,484,335      $4,760,629       $14,340,615
    ===========      ==========        ==========        ==========       ===========      ==========       ===========
    $    12,625      $   --            $      423        $      362       $   172,584      $   24,386       $    41,578
    ===========      ==========        ==========        ==========       ===========      ==========       ===========


                            PPM AMERICA/JNL
                        HIGH YIELD BOND SERIES
                     -----------------------------
     PERIOD FROM      SIX MONTHS       PERIOD FROM
       MAY 15,           ENDED           MAY 15,
      1995* TO       SEPTEMBER 30,      1995* TO
      MARCH 31,          1996           MARCH 31,
        1996          (UNAUDITED)         1996
     -----------     -------------     -----------
     $    3,173       $   389,935      $  384,605
        254,010            41,296         (24,875)
         --               --               --
        137,697           176,262          30,805
         --               --               --
     ----------       -----------      ----------
        394,880           607,493         390,535
     ----------       -----------      ----------
           (235)          --             (272,127)
       (117,706)          --               --
     ----------       -----------      ----------
       (117,941)          --             (272,127)
     ----------       -----------      ----------
      2,128,041         6,597,049       5,775,829
            235           --              272,127
        117,706           --               --
         (4,851)         (520,243)        (10,835)
     ----------       -----------      ----------
      2,241,131         6,076,806       6,037,121
     ----------       -----------      ----------
      2,518,070         6,684,299       6,155,529
         --             6,155,529          --
     ----------       -----------      ----------
     $2,518,070       $12,839,828      $6,155,529
     ==========       ===========      ==========
     $    2,938       $   502,413      $  112,478
     ==========       ===========      ==========

                                JNL SERIES TRUST

                                      PPM AMERICA/JNL                   PPM AMERICA/JNL                 SALOMON BROTHERS/JNL
                                    MONEY MARKET SERIES               VALUE EQUITY SERIES                GLOBAL BOND SERIES
                               ------------------------------    ------------------------------    ------------------------------
                                SIX MONTHS                        SIX MONTHS                        SIX MONTHS
                                   ENDED         PERIOD FROM         ENDED         PERIOD FROM         ENDED         PERIOD FROM
                               SEPTEMBER 30,    MAY 15, 1995*    SEPTEMBER 30,    MAY 15, 1995*    SEPTEMBER 30,    MAY 15, 1995*
                                   1996         TO MARCH 31,         1996         TO MARCH 31,         1996         TO MARCH 31,
                                (UNAUDITED)         1996          (UNAUDITED)         1996          (UNAUDITED)         1996
                               -------------    -------------    -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income
  (loss)....................    $   316,553      $   234,137      $    82,865      $    48,909      $   356,745      $   417,787
Net realized gain (loss) on:
  Investments...............             --               --          121,640           90,665          108,715           76,520
  Foreign currency related
    items...................             --               --               --               --            4,843           14,461
Net change in unrealized
  appreciation
  (depreciation) on:
  Investments...............             --               --          318,908          495,135          191,958           25,325
  Foreign currency related
    items...................             --               --               --               --           30,516            5,760
                                -----------       ----------      -----------       ----------      -----------       ----------
Net increase in net assets
  from operations...........        316,553          234,137          523,413          634,709          692,777          539,853
                                -----------       ----------      -----------       ----------      -----------       ----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
Net investment income.......       (316,553)        (234,137)              --          (34,144)              --         (284,881)
Net realized gain on
  investment transactions...             --               --               --          (31,292)              --          (13,959)
                                -----------       ----------      -----------       ----------      -----------       ----------
Total distributions to
  shareholders..............       (316,553)        (234,137)              --          (65,436)              --         (298,840)
                                -----------       ----------      -----------       ----------      -----------       ----------
SHARE TRANSACTIONS:
Proceeds from the sale of
  shares....................     25,017,715        7,080,475        9,325,091        2,744,940        5,025,882        5,906,032
Reinvested income
  dividends.................        316,553          234,137               --           34,144               --          284,881
Reinvested capital gain
  distributions.............             --               --               --           31,292               --           13,959
Cost of shares redeemed.....     (8,355,116)        (498,973)        (293,817)         (14,344)        (263,939)         (65,822)
                                -----------       ----------      -----------       ----------      -----------       ----------
Net increase in net assets
  from share transactions...     16,979,152        6,815,639        9,031,274        2,796,032        4,761,943        6,139,050
                                -----------       ----------      -----------       ----------      -----------       ----------
Net increase in net
  assets....................     16,979,152        6,815,639        9,554,687        3,365,305        5,454,720        6,380,063
                                -----------       ----------      -----------       ----------      -----------       ----------
Net assets beginning of
  period....................      6,815,639               --        3,365,305               --        6,380,063               --
                                -----------       ----------      -----------       ----------      -----------       ----------
NET ASSETS END OF PERIOD....    $23,794,791      $ 6,815,639      $12,919,992      $ 3,365,305      $11,834,783      $ 6,380,063
                                ===========       ==========      ===========       ==========      ===========       ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME....................    $        --      $        --      $    97,630      $    14,765      $   511,008      $   154,263
                                ===========       ==========      ===========       ==========      ===========       ==========

-------------------------
* Commencement of operations.

                      See notes to the financial statements.

                                                                                                                     T. ROWE
         SALOMON BROTHERS/JNL U.S.                                                                                  PRICE/JNL
           GOVERNMENT & QUALITY                  T. ROWE PRICE/JNL            T. ROWE PRICE/JNL INTERNATIONAL        MID-CAP
                BOND SERIES                  ESTABLISHED GROWTH SERIES           EQUITY INVESTMENT SERIES         GROWTH SERIES
      -------------------------------     -------------------------------     -------------------------------     -------------
       SIX MONTHS                          SIX MONTHS                          SIX MONTHS                          SIX MONTHS
          ENDED          PERIOD FROM          ENDED          PERIOD FROM          ENDED          PERIOD FROM          ENDED
      SEPTEMBER 30,     MAY 15, 1995*     SEPTEMBER 30,     MAY 15, 1995*     SEPTEMBER 30,     MAY 15, 1995*     SEPTEMBER 30,
          1996          TO MARCH 31,          1996          TO MARCH 31,          1996          TO MARCH 31,          1996
       (UNAUDITED)          1996           (UNAUDITED)          1996           (UNAUDITED)          1996           (UNAUDITED)
      -------------     -------------     -------------     -------------     -------------     -------------     -------------
         $ 155,587       $   101,972       $    70,433       $    39,667       $   305,501       $   144,763       $   (12,432)
               306            16,922           (96,804)          755,376            90,988            28,284           406,887
                --                --            (6,948)             (688)          (48,898)          (98,371)               --
            11,234           (33,024)        1,780,547           610,608           969,824         2,453,995         1,957,302
                --                --              (416)               12              (731)              351                --
        ----------        ----------       -----------        ----------       -----------       -----------       -----------
           167,127            85,870         1,746,812         1,404,975         1,316,684         2,529,022         2,351,757
        ----------        ----------       -----------        ----------       -----------       -----------       -----------
                --           (69,090)               --           (32,938)               --                --                --
                --            (8,103)               --          (672,346)               --                --                --
        ----------        ----------       -----------        ----------       -----------       -----------       -----------
                --           (77,193)               --          (705,284)               --                --                --
        ----------        ----------       -----------        ----------       -----------       -----------       -----------
         5,543,166         2,948,026        16,199,751         7,552,012        15,322,029        21,710,034        26,459,224
                --            69,090                --            32,938                --                --                --
                --             8,103                --           672,346                --                --                --
          (352,040)          (27,107)         (760,047)         (184,945)         (959,966)          (28,085)       (1,695,706)
        ----------        ----------       -----------        ----------       -----------       -----------       -----------
         5,191,126         2,998,112        15,439,704         8,072,351        14,362,063        21,681,949        24,763,518
        ----------        ----------       -----------        ----------       -----------       -----------       -----------
         5,358,253         3,006,789        17,186,516         8,772,042        15,678,747        24,210,971        27,115,275
        ----------        ----------       -----------        ----------       -----------       -----------       -----------
         3,006,789                --         8,772,042                --        24,210,971                --        10,545,148
        ----------        ----------       -----------        ----------       -----------       -----------       -----------
       $ 8,365,042       $ 3,006,789       $25,958,558       $ 8,772,042       $39,889,718       $24,210,971       $37,660,423
        ==========        ==========       ===========        ==========       ===========       ===========       ===========
       $   187,410       $    31,823       $    77,261       $     6,828       $   385,715       $    80,214       $    31,705
        ==========        ==========       ===========        ==========       ===========       ===========       ===========


         T. ROWE
        PRICE/JNL
         MID-CAP
      GROWTH SERIES
      -------------
       PERIOD FROM
      MAY 15, 1995*
      TO MARCH 31,
          1996
      -------------
      $    45,840
          646,003
             (638)
        1,402,175
               --
      -----------
        2,093,380
      -----------
           (1,703)
         (266,093)
      -----------
         (267,796)
      -----------
        8,712,257
            1,703
          266,093
         (260,489)
      -----------
        8,719,564
      -----------
       10,545,148
      -----------
               --
      -----------
      $10,545,148
      ===========
      $    44,137
      ===========

                                JNL SERIES TRUST

                              FINANCIAL HIGHLIGHTS

                   JNL AGGRESSIVE                   JNL CAPITAL                   JNL GLOBAL                      JNL/ALGER
                    GROWTH SERIES                  GROWTH SERIES                EQUITIES SERIES                 GROWTH SERIES
            ----------------------------  ----------------------------  -----------------------------  ----------------------------
             SIX MONTHS                     SIX MONTHS                     SIX MONTHS     PERIOD FROM    SIX MONTHS
                ENDED       PERIOD FROM       ENDED       PERIOD FROM       ENDED      MAY 15, 1995*      ENDED       PERIOD FROM
            SEPTEMBER 30,  MAY 15, 1995*  SEPTEMBER 30,  MAY 15, 1995*  SEPTEMBER 30,      1996       SEPTEMBER 30,   OCTOBER 16,
                1996       TO MARCH 31,       1996       TO MARCH 31,       1996       TO MARCH 31,       1996          1995* TO
             (UNAUDITED)       1996        (UNAUDITED)       1996        (UNAUDITED)       1996        (UNAUDITED)   MARCH 31, 1996
            -------------  -------------  -------------  -------------  -------------  -------------  -------------  --------------
SELECTED
  PER
  SHARE
  DATA
NET
  ASSET
  VALUE,
  BEGINNING
  OF
  PERIOD...    $ 13.13    $ 10.00        $ 13.86         $ 10.00         $ 13.75         $ 10.00         $ 10.38          $10.00
INCOME
  FROM
  INVESTMENT
  OPERATIONS:
Net
 investment
 income...        0.04       0.01           0.08              --            0.05            0.10              --              --
Net
  realized
  and
  unrealized
  gains
  on
  investments
  and
  foreign
  currency
  related
  items...        0.95       3.53           1.36            4.70            1.81            4.02            0.38            0.38
               -------     ------        -------          ------         -------         -------         -------           -----
Total
  income
  from
  investment
  operations..    0.99       3.54           1.44            4.70            1.86            4.12            0.38            0.38
               -------     ------        -------          ------         -------         -------         -------           -----
LESS
  DISTRIBUTIONS:
  From
    net
   investment
   income...       --         --            --              --              --              --              --              --
From
  net
  realized
  gains
  on
  investment
  transactions..   --       (0.41)           --            (0.84)            --            (0.37)             --              --
               -------     ------        -------          ------         -------         -------         -------           -----
Total
  distributions..  --       (0.41)           --            (0.84)            --            (0.37)             --              --
               -------     ------        -------          ------         -------         -------         -------           -----
Net
 increase...      0.99       3.13           1.44            3.86            1.86            3.75            0.38            0.38
               -------     ------        -------          ------         -------         -------         -------           -----
NET
  ASSET
  VALUE,
  END
  OF
  PERIOD...    $ 14.12    $ 13.13        $ 15.30         $ 13.86         $ 15.61         $ 13.75         $ 10.76          $10.38
               =======    =======        =======         =======         =======         =======         =======          ======
TOTAL
 RETURN(A)..      7.54%     35.78%         10.39%          47.94%          13.53%          41.51%           3.66%           3.80%
RATIOS
  AND
  SUPPLEMENTAL
  DATA
Net
  assets,
  end
  of
  period
  (in
  thousands).. $25,129    $ 8,527        $30,892         $ 9,578         $39,314         $16,141         $33,947          $8,649
Ratio
  of
  net
  expenses
  to
  average
  net
  assets
  (b)(c)...       1.08%      1.09%          1.07%           1.09%           1.14%           1.15%           0.99%           1.03%
Ratio
  of
  net
  investment
  income
  to
  average
  net
  assets(b)(c)... 1.14%      0.27%          1.71%          (0.49)%          0.89%           0.39%           0.12%          (0.17)%
Portfolio
  turnover
  rate...        59.66%    163.84%        101.13%         128.56%          30.55%         142.36%          40.59%          50.85%
Average
commission
  rate
  paid(d)...   $ 0.021         --        $ 0.019              --         $ 0.011             --          $ 0.044              --
RATIO
  INFORMATION
  ASSUMING
  NO
  EXPENSE
  REIMBURSEMENT
  OR
  FEES
  PAID
  INDIRECTLY
Ratio
  of
  expenses
  to
  average
  net
  assets(b)...    1.56%       2.77%         1.41%           2.08%           1.64%           2.25%           1.27%           1.89%
Ratio
  of
  net
  investment
  income
  to
  average
  net
  assets(b)...    0.66%      (1.41)%        1.37%          (1.48)%          0.40%          (0.71)%         (0.16)%         (1.03)%

-------------------------
 *  Commencement of operations.

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.

(b) Annualized.

(c) Computed after giving effect to the Adviser's expense reimbursement and earnings credits on uninvested cash balances held at the custodian which were used to reduce custodian expenses.

(d) Average commission rate paid is presented for fiscal periods beginning on or after September 1, 1995 in conformance with requirements issued by the SEC.

                     See notes to the financial statements.

                    JNL/EAGLE
  JNL/EAGLE          SMALLCAP                                                                                       PPM
 CORE EQUITY          EQUITY                                                                                    AMERICA/JNL
   SERIES             SERIES              JNL/PHOENIX INVESTMENT               JNL/PHOENIX INVESTMENT            HIGH YIELD
-------------     --------------         COUNSEL BALANCED SERIES               COUNSEL GROWTH SERIES            BOND SERIES
 PERIOD FROM       PERIOD FROM       --------------------------------     --------------------------------     --------------
SEPTEMBER 16,     SEPTEMBER 16,        SIX MONTHS                           SIX MONTHS                           SIX MONTHS
  1996* TO           1996* TO            ENDED           PERIOD FROM          ENDED           PERIOD FROM          ENDED
SEPTEMBER 30,     SEPTEMBER 30,      SEPTEMBER 30,      MAY 15, 1995*     SEPTEMBER 30,      MAY 15, 1995*     SEPTEMBER 30,
    1996               1996               1996          TO MARCH 31,           1996          TO MARCH 31,           1996
 (UNAUDITED)       (UNAUDITED)        (UNAUDITED)           1996           (UNAUDITED)           1996           (UNAUDITED)
-------------     --------------     --------------     -------------     --------------     -------------     --------------
   $ 10.00            $10.00            $  11.17           $ 10.00           $  12.50           $ 10.00           $  10.23
        --                --                0.05              0.25               0.03              0.01               0.24
      0.06              0.35                0.53              1.40               1.56              3.66               0.37
    ------            ------             -------           -------            -------           -------            -------
      0.06              0.35                0.58              1.65               1.59              3.67               0.61
    ------            ------             -------           -------            -------           -------            -------
        --                --                  --             (0.19)                --                --                 --
        --                --                  --             (0.29)                --             (1.17)                --
    ------            ------             -------           -------            -------           -------            -------
        --                --                  --             (0.48)                --             (1.17)                --
    ------            ------             -------           -------            -------           -------            -------
      0.06              0.35                0.58              1.17               1.59              2.50               0.61
    ------            ------             -------           -------            -------           -------            -------
   $ 10.06            $10.35            $  11.75           $ 11.17           $  14.09           $ 12.50           $  10.84
    ======            ======             =======           =======            =======           =======            =======
      0.60%             3.50%               5.19%            16.60%             12.72%            37.69%              5.96%
   $ 1,006            $1,035            $ 19,484           $ 4,761           $ 14,341           $ 2,518           $ 12,840
      1.05%             1.10%               1.03%             1.01%              1.03%             0.95%              0.87%
      1.19%             1.01%               2.45%             2.99%              1.01%             0.28%              8.63%
        --             24.72%              87.18%           115.84%             76.44%           255.03%             49.14%
   $ 0.039            $0.025            $  0.035                --           $  0.020                --                 --
      4.53%             4.60%               1.37%             3.71%              1.40%             5.38%              1.36%
     (2.29)%           (2.49)%              2.11%             0.29%              0.64%            (4.15)%             8.14%


      PPM
  AMERICA/JNL
   HIGH YIELD
  BOND SERIES
 -------------
  PERIOD FROM
 MAY 15, 1995*
 TO MARCH 31,
     1996
 -------------
    $ 10.00
       0.73
       0.04
    -------
       0.77
    -------
      (0.54)
         --
    -------
      (0.54)
    -------
       0.23
    -------
    $ 10.23
    =======
       7.82%
    $ 6,156
       0.88%
       8.34%
     186.21%
         --
       1.50%
       7.72%

                                JNL SERIES TRUST

                                      PPM AMERICA/JNL                   PPM AMERICA/JNL                 SALOMON BROTHERS/JNL
                                    MONEY MARKET SERIES               VALUE EQUITY SERIES                GLOBAL BOND SERIES
                               ------------------------------    ------------------------------    ------------------------------
                                SIX MONTHS                        SIX MONTHS                        SIX MONTHS
                                   ENDED         PERIOD FROM         ENDED         PERIOD FROM         ENDED         PERIOD FROM
                               SEPTEMBER 30,    MAY 15, 1995*    SEPTEMBER 30,    MAY 15, 1995*    SEPTEMBER 30,    MAY 15, 1995*
                                   1996         TO MARCH 31,         1996         TO MARCH 31,         1996         TO MARCH 31,
                                (UNAUDITED)         1996          (UNAUDITED)         1996          (UNAUDITED)         1996
                               -------------    -------------    -------------    -------------    -------------    -------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING
  OF PERIOD.................      $  1.00          $  1.00          $ 12.77          $ 10.00          $ 10.46          $ 10.00
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income.......         0.02             0.04             0.05             0.23             0.23             0.81
Net realized and unrealized
  gains on investments and
  foreign currency related
  items.....................           --               --             0.72             2.86             0.56             0.24
                                  -------           ------          -------           ------          -------           ------
Total income from investment
  operations................         0.02             0.04             0.77             3.09             0.79             1.05
                                  -------           ------          -------           ------          -------           ------
LESS DISTRIBUTIONS:
From net investment
  income....................        (0.02)           (0.04)              --            (0.17)              --            (0.56)
From net realized gains on
  investment transactions...           --               --               --            (0.15)              --            (0.03)
                                  -------           ------          -------           ------          -------           ------
Total distributions.........        (0.02)           (0.04)              --            (0.32)              --            (0.59)
                                  -------           ------          -------           ------          -------           ------
Net increase................           --               --             0.77             2.77             0.79             0.46
                                  -------           ------          -------           ------          -------           ------
NET ASSET VALUE, END OF
  PERIOD....................      $  1.00          $  1.00          $ 13.54          $ 12.77          $ 11.25          $ 10.46
                                  =======           ======          =======           ======          =======           ======
TOTAL RETURN (A)............         2.39%            4.59%            6.03%           31.14%            7.55%           10.74%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)............      $23,795          $ 6,816          $12,920          $ 3,365          $11,835          $ 6,380
Ratio of net expenses to
  average net
  assets(b)(c)..............         0.74%            0.75%            0.80%            0.87%            0.99%            1.00%
Ratio of net investment
  income to average net
  assets(b)(c)..............         4.74%            5.06%            2.26%            2.33%            8.07%            9.01%
Portfolio turnover rate.....           --               --             8.20%           30.12%           62.85%          152.89%
Average commission rate
  paid(d)...................           --               --          $ 0.026               --               --               --
RATIO INFORMATION ASSUMING
  NO EXPENSE REIMBURSEMENT
  OR FEES PAID INDIRECTLY
Ratio of expenses to average
  net assets(b).............         0.96%            1.30%            1.77%            2.28%            1.57%            2.14%
Ratio of net investment
  income to average net
  assets(b).................         4.52%            4.51%            1.29%            0.91%            7.50%            7.87%

-------------------------
 *  Commencement of operations.

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.

(b) Annualized.

(c) Computed after giving effect to the Adviser's expense reimbursement and earnings credits on uninvested cash balances held at the custodian which were used to reduce custodian expenses.

(d) Average commission rate paid is presented for fiscal periods beginning on or after September 1, 1995 in conformance with requirements issued by the SEC.

                     See notes to the financial statements.

                                                                                                                     T. ROWE
         SALOMON BROTHERS/JNL U.S.                                                                                  PRICE/JNL
           GOVERNMENT & QUALITY                  T. ROWE PRICE/JNL            T. ROWE PRICE/JNL INTERNATIONAL        MID-CAP
                BOND SERIES                  ESTABLISHED GROWTH SERIES           EQUITY INVESTMENT SERIES         GROWTH SERIES
      -------------------------------     -------------------------------     -------------------------------     -------------
       SIX MONTHS                          SIX MONTHS                          SIX MONTHS                          SIX MONTHS
          ENDED          PERIOD FROM          ENDED          PERIOD FROM          ENDED          PERIOD FROM          ENDED
      SEPTEMBER 30,     MAY 15, 1995*     SEPTEMBER 30,     MAY 15, 1995*     SEPTEMBER 30,     MAY 15, 1995*     SEPTEMBER 30,
          1996          TO MARCH 31,          1996          TO MARCH 31,          1996          TO MARCH 31,          1996
       (UNAUDITED)          1996           (UNAUDITED)          1996           (UNAUDITED)          1996           (UNAUDITED)
      -------------     -------------     -------------     -------------     -------------     -------------     -------------
         $ 10.09           $ 10.00           $ 11.36           $ 10.00           $ 11.25           $ 10.00           $ 13.43
            0.12              0.45              0.03              0.07              0.08              0.04              (.04)
             .10              0.02              1.03              2.68              0.38              1.21              1.22
          ------            ------           -------            ------           -------           -------           -------
            0.22              0.47              1.06              2.75              0.46              1.25              1.18
          ------            ------           -------            ------           -------           -------           -------
              --             (0.34)               --             (0.06)               --                --                --
              --             (0.04)               --             (1.33)               --                --                --
          ------            ------           -------            ------           -------           -------           -------
              --             (0.38)               --             (1.39)               --                --                --
          ------            ------           -------            ------           -------           -------           -------
            0.22              0.09              1.06              1.36              0.46              1.25              1.18
          ------            ------           -------            ------           -------           -------           -------
         $ 10.31           $ 10.09           $ 12.42           $ 11.36           $ 11.71           $ 11.25           $ 14.61
          ======            ======           =======            ======           =======           =======           =======
            2.18%             4.65%             9.33%            28.23%             4.09%            12.50%             8.79%
         $ 8,365           $ 3,007           $25,959           $ 8,772           $39,890           $24,211           $37,660
            0.84%             0.84%             0.99%             1.00%             1.25%             1.25%             1.09%
            5.66%             5.41%             0.85%             0.75%             1.90%             0.78%            (0.11)%
          128.63%           253.37%            36.27%           101.13%             3.01%            16.45%            11.96%
              --                --           $ 0.028                --           $ 0.025                --           $ 0.033
            1.64%             2.53%             1.11%             2.09%             1.25%             2.14%             1.18%
            4.86%             3.72%             0.73%            (0.34)%            1.90%            (0.11)%           (0.20)%




        T. ROWE
       PRICE/JNL
        MID-CAP
     GROWTH SERIES
     -------------
      PERIOD FROM
     MAY 15, 1995*
     TO MARCH 31,
         1996
     -------------
        $ 10.00
           0.06
           3.90
        -------
           3.96
        -------
             --
          (0.53)
        -------
          (0.53)
        -------
           3.43
        -------
        $ 13.43
        =======
          40.06%
        $10,545
           1.10%
           0.82%
          66.04%
             --
           2.10%
          (0.18)%

--------------------------------------------------------------------------------

                                JNL SERIES TRUST
                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in sixteen (16) separate Series, each with its own investment objective. The shares of the Trust are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.

     The Trust is comprised of the following Series: JNL Aggressive Growth, JNL Capital Growth and JNL Global Equities for which Janus Capital Corporation serves as the sub-adviser; JNL/Alger Growth for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Eagle Core Equity and JNL/Eagle SmallCap Equity for which Eagle Asset Management, Inc. serves as sub-adviser; JNL/Phoenix Investment Counsel Balanced and JNL/Phoenix Investment Counsel Growth for which Phoenix Investment Counsel, Inc. serves as the sub-adviser; PPM America/JNL High Yield Bond, PPM America/JNL Money Market and PPM America/JNL Value Equity for which PPM America, Inc. serves as the sub-adviser; Salomon Brothers/JNL Global Bond and Salomon Brothers/JNL U.S. Government & Quality Bond for which Salomon Brothers Asset Management Inc serves as the sub-adviser; T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth for which T. Rowe Price Associates, Inc. serves as the sub-adviser; and T. Rowe Price/JNL International Equity Investment for which Rowe Price-Fleming International, Inc. serves as the sub-adviser. Salomon Brothers Asset Management Inc has entered into a sub-advisory consulting agreement with its London based affiliate, Salomon Brothers Asset Management Limited pursuant to which it will provide certain sub-advisory services to Salomon Brothers Asset Management Inc relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. Jackson National Financial Services, Inc. ("JNFSI"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered only to Jackson National and its separate account.

     On May 15, 1995, Jackson National purchased 100,000 shares of JNL/Phoenix Investment Counsel Growth Series; 200,000 shares in each of the JNL/Phoenix Investment Counsel Balanced, PPM America/JNL Value Equity, and Salomon Brothers/JNL U.S. Government & Quality Bond Series; 500,000 shares in each of the JNL Aggressive Growth, JNL Capital Growth, PPM America/JNL High Yield Bond, Salomon Brothers/JNL Global Bond, T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth Series; 1,000,000 shares of the JNL Global Equities Series; 2,000,000 shares of the T. Rowe Price/JNL International Equity Investment Series; and 5,000,000 shares of the PPM America/JNL Money Market Series. On October 16, 1995, Jackson National purchased 500,000 shares of JNL/Alger Growth Series. On September 16, 1996, Jackson National purchased 100,000 shares in each of the JNL/Eagle Core Equity and JNL/Eagle SmallCap Equity Series. As of September 30, 1996, Jackson National's investment in the Trust totaled $102,924,045.

     The costs associated with the organization of the Trust and certain other initial period costs have been borne by Jackson National.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Bonds are valued on the basis of prices furnished by a service which determines prices

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

for normal institutional size trading units of bonds, without regard to exchange or over-the-counter prices. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Trustees. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Series, are valued at amortized cost, which with accrued interest approximates market value. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for no later than trade date plus one. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as reliable information is available to the Trust. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis, which is the same basis used for federal income tax purposes.

     FOREIGN CURRENCY TRANSLATIONS -- The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect at the close of the New York Stock Exchange. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments, respectively.

     FOREIGN CURRENCY CONTRACTS -- Some of the Series may enter into foreign currency contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain
(loss) on foreign currency related items.

     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Series could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts. See Note 7 for a listing of open forward foreign currency exchange contracts as of September 30, 1996.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Series may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Series record purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

     DOLLAR ROLL TRANSACTIONS -- The Salomon Brothers/JNL Global Bond Series and the Salomon Brothers/JNL U.S. Government & Quality Bond Series entered into dollar roll transactions with respect to mortgage securities in which the Series sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Series forgoes principal and interest paid on the mortgage securities sold. The Series is

--------------------------------------------------------------------------------

                                JNL SERIES TRUST
           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments.

     REPURCHASE AGREEMENTS -- Certain Series in the Trust may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     DISTRIBUTIONS TO SHAREHOLDERS -- The PPM America/
JNL Money Market Series declares dividends daily and pays dividends monthly. For all other Series, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax, for the rest of the Series. Distributions of net realized capital gains, if any, will be distributed at least annually. All income, dividends, and capital gains distributions, if any, on Series shares are reinvested automatically in additional shares of the Series at the NAV determined on the first business day following the record date, unless otherwise requested by the shareholder.

     FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Series. The Trust may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

     For federal income tax purposes, PPM America/JNL High Yield Bond Series had a capital loss carryover totaling $24,875 expiring in 2004 which can be used to offset future realized capital gains.

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     JNFSI is the investment adviser of each Series and provides each Series with professional investment supervision and management. JNFSI provides accounting services, preparation of financial statements, tax services, and regulatory reports to the Trust. In addition to providing the services described above, JNFSI selects, contracts with, and compensates sub-advisers to manage the investment and reinvestment of the assets of the Trust.

     As compensation for its services, JNFSI receives a fee from each Series. The fees, which are accrued daily and payable monthly, are calculated on the basis of the average daily net assets of each Series. Once the average net assets of a Series exceed specified amounts, the fee is reduced with respect to such excess. The following is a schedule of the fees each Series is currently obligated to pay JNFSI.

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                      $150      $300
                                                                  $0 TO    $50 TO      TO        TO       OVER
(M -- MILLIONS)                                                   $50 M    $150 M    $300 M    $500 M    $500 M
---------------------------------------------------------------   -----    ------    ------    ------    ------
JNL Aggressive Growth Series...................................    .95%     .95%      .90%      .85%      .85%
JNL Capital Growth Series......................................    .95%     .95%      .90%      .85%      .85%
JNL Global Equities Series.....................................   1.00%    1.00%      .95%      .90%      .90%
JNL/Alger Growth Series........................................   .975%    .975%     .975%      .95%      .90%
JNL/Eagle Core Equity Series...................................    .90%     .85%      .85%      .75%      .75%
JNL/Eagle SmallCap Equity Series...............................    .95%     .95%      .90%      .90%      .85%
JNL/Phoenix Investment Counsel Balanced Series.................    .90%     .80%      .75%      .70%      .65%
JNL/Phoenix Investment Counsel Growth Series...................    .90%     .85%      .80%      .75%      .70%
PPM America/JNL High Yield Bond Series.........................    .75%     .70%     .675%      .65%     .625%
PPM America/JNL Money Market Series............................    .60%     .60%     .575%      .55%     .525%
PPM America/JNL Value Equity Series............................    .75%     .70%     .675%      .65%     .625%
Salomon Brothers/JNL Global Bond Series........................    .85%     .85%      .80%      .80%      .75%
Salomon Brothers/JNL U.S. Government & Quality Bond Series.....    .70%     .70%      .65%      .60%      .55%
T. Rowe Price/JNL Established Growth Series....................    .85%     .85%      .80%      .80%      .80%
T. Rowe Price/JNL International Equity Investment Series.......   1.10%    1.05%     1.00%      .95%      .90%
T. Rowe Price/JNL Mid-Cap Growth Series........................    .95%     .95%      .90%      .90%      .90%

     As compensation for their services, the sub-advisers receive fees from JNFSI computed separately for each Series. The fee for each Series is stated as an annual percentage of the net assets of such Series. The following is a schedule of the management fees JNFSI currently is obligated to pay the sub-advisers out of the advisory fee it receives from each Series as specified above.

                                                                              $100      $150      $300
                                                          $0 TO    $50 TO      TO        TO        TO       OVER
(M -- MILLIONS)                                           $50 M    $100 M    $150 M    $300 M    $500 M    $500 M
-------------------------------------------------------   -----    ------    ------    ------    ------    ------
JNL Aggressive Growth Series*..........................    .55%     .55%      .50%      .50%      .50%      .45%
JNL Capital Growth Series*.............................    .55%     .55%      .50%      .50%      .50%      .45%
JNL Global Equities Series*............................    .55%     .55%      .50%      .50%      .50%      .45%
JNL/Alger Growth Series................................    .55%     .55%      .55%      .55%      .50%      .45%
JNL/Eagle Core Equity Series...........................    .45%     .40%      .40%      .40%      .30%      .30%
JNL/Eagle SmallCap Equity Series.......................    .50%     .50%      .50%      .45%      .45%      .40%
JNL/Phoenix Investment Counsel Balanced Series.........    .50%     .40%      .40%      .30%      .25%      .20%
JNL/Phoenix Investment Counsel Growth Series...........    .50%     .40%      .40%      .30%      .25%      .20%
PPM America/JNL High Yield Bond Series.................    .25%     .20%      .20%     .175%      .15%     .125%
PPM America/JNL Money Market Series....................    .20%     .15%      .15%     .125%      .10%     .075%
PPM America/JNL Value Equity Series....................    .25%     .20%      .20%     .175%      .15%     .125%
Salomon Brothers/JNL Global Bond Series................   .375%     .35%      .35%      .30%      .30%      .25%
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series...............................................   .225%    .225%     .225%     .175%      .15%      .10%

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                   $20
                                                                         $0 TO     TO      $50 TO
                                                                         $20 M    $50 M    $200 M    $200 M+
                                                                         -----    -----    ------    -------
T. Rowe Price/JNL Established Growth Series............................  .45%     .40%      .40%**     .40%
T. Rowe Price/JNL International Equity Investment Series...............  .75%     .60%      .50%       .50%**
T. Rowe Price/JNL Mid-Cap Growth Series................................  .60%     .50%      .50%**     .50%

 * Prior to September 16, 1996, the sub-advisory fees payable to Janus for these Series were: $0 to $50 million -- .60%; $50 to $150 million -- .55%; $150 to
   $300 million -- .45%; $300 to $500 million -- .40%; over $500 million --
   .40%.

** When average assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Series.

     Trustees not affiliated with Jackson National receive a fee of $2,500 for each meeting of the Board of Trustees attended as well as certain out of pocket expenses. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees. The Trust paid fees of $12,500 to non-affiliated Trustees for the period ended September 30, 1996.

     Each Series is charged for those expenses that are directly attributable to it, such as advisory, custodian, accounting services and certain shareholder service fees, while other expenses that cannot be directly attributable to a Series are allocated in equal proportion to each Series.

     Currently, the Adviser reimburses each of the Series for annual expenses (excluding the management fee) in excess of .15% of average daily net assets. These voluntary reimbursements may be modified or discontinued by the Adviser at any time.

     During the period ended September 30, 1996, the Series earned credits on uninvested cash balances held by each Series at the custodian. These credits were used to reduce custodian expenses. Of the credits for the JNL/Alger Growth Series, $14,049 was used to reduce expenses and the remaining $45,173 in credits are included in interest income.

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 4. SECURITY TRANSACTIONS

     During the period ended September 30, 1996, cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were as follows (in thousands):

                                                                                COST OF     PROCEEDS FROM SALES
                                                                               PURCHASES      AND MATURITIES
                                                                               ---------    -------------------
JNL Aggressive Growth Series................................................    $16,569           $ 6,906
JNL Capital Growth Series...................................................     34,687            17,283
JNL Global Equities Series..................................................     22,091             7,331
JNL/Alger Growth Series.....................................................     27,972             7,347
JNL/Eagle Core Equity Series................................................        937          --
JNL/Eagle SmallCap Equity Series............................................      1,200               251
JNL/Phoenix Investment Counsel Balanced Series..............................     23,209            11,474
JNL/Phoenix Investment Counsel Growth Series................................     13,888             4,600
PPM America/JNL High Yield Bond Series......................................     10,705             4,268
PPM America/JNL Value Equity Series.........................................      9,843               849
Salomon Brothers/JNL Global Bond Series.....................................     12,179             7,365
Salomon Brothers/JNL U.S. Government & Quality Bond Series..................     13,165             8,246
T. Rowe Price/JNL Established Growth Series.................................     20,964             5,766
T. Rowe Price/JNL International Equity Investment Series....................     15,359               927
T. Rowe Price/JNL Mid-Cap Growth Series.....................................     24,943             2,499

     Included in these transactions were purchases and sales of U.S. Government obligations of $5,679,353 and $1,487,929 in the JNL/Phoenix Investment Counsel Balanced Series; $2,110,573 and $1,062,194 in the Salomon Brothers/JNL Global Bond Series; $8,704,457 and $3,843,357 in the Salomon Brothers/JNL U.S. Government & Quality Bond Series, respectively.

     The federal income tax cost basis and gross unrealized appreciation and depreciation on investments as of September 30, 1996, were as follows (in thousands):

                                                             TAX                                        NET UNREALIZED
                                                            COST         GROSS            GROSS          APPRECIATION
                                                            BASIS     APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                                           -------    ------------    --------------    --------------
JNL Aggressive Growth Series............................   $24,356      $  2,318         $   (187)         $  2,131
JNL Capital Growth Series...............................    26,474         5,175             (375)            4,800
JNL Global Equities Series..............................    35,316         5,042             (543)            4,499
JNL/Alger Growth Series.................................    30,437         3,057             (548)            2,509
JNL/Eagle Core Equity Series............................       937            13               (8)                5
JNL/Eagle SmallCap Equity Series........................       944            49               (9)               40
JNL/Phoenix Investment Counsel Balanced Series..........    18,915           853             (160)              693
JNL/Phoenix Investment Counsel Growth Series............    14,137           720             (202)              518
PPM America/JNL High Yield Bond Series..................    12,321           243              (36)              207
PPM America/JNL Value Equity Series.....................    11,961           939             (125)              814
Salomon Brothers/JNL Global Bond Series.................    12,559           328             (114)              214
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series................................................    10,363            19              (41)              (22)
T. Rowe Price/JNL Established Growth Series.............    24,615         2,674             (283)            2,391
T. Rowe Price/JNL International Equity Investment
  Series................................................    34,758         4,332             (910)            3,422
T. Rowe Price/JNL Mid-Cap Growth Series.................    35,505         4,366           (1,009)            3,357

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5. TRUST TRANSACTIONS

     Transactions of trust shares for the period ending September 30, 1996 were as follows:

                                                             SHARES      DISTRIBUTIONS      SHARES         NET
                                                           PURCHASED      REINVESTED       REDEEMED      INCREASE
                                                           ----------    -------------    ----------    ----------
JNL Aggressive Growth Series............................    1,192,768        --              (62,740)    1,130,028
JNL Capital Growth Series...............................    1,379,606        --              (51,042)    1,328,564
JNL Global Equities Series..............................    1,424,348        --              (79,300)    1,345,048
JNL/Alger Growth Series.................................    2,519,286        --             (197,812)    2,321,474
JNL/Eagle Core Equity Series............................      100,000        --               --           100,000
JNL/Eagle SmallCap Equity Series........................      100,000        --               --           100,000
JNL/Phoenix Investment Counsel Balanced Series..........    1,305,167        --              (72,769)    1,232,398
JNL/Phoenix Investment Counsel Growth Series............      852,662        --              (36,112)      816,550
PPM America/JNL High Yield Bond Series..................      633,050        --              (49,723)      583,327
PPM America/JNL Money Market Series.....................   25,017,715       316,553       (8,355,116)   16,979,152
PPM America/JNL Value Equity Series.....................      713,159        --              (22,446)      690,713
Salomon Brothers/JNL Global Bond Series.................      466,362        --              (24,489)      441,873
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series................................................      547,891        --              (34,787)      513,104
T. Rowe Price/JNL Established Growth Series.............    1,382,747        --              (64,512)    1,318,235
T. Rowe Price/JNL International Equity Investment
  Series................................................    1,337,650        --              (83,437)    1,254,213
T. Rowe Price/JNL Mid-Cap Growth Series.................    1,915,379        --             (122,212)    1,793,167

     Transactions of trust shares for the period ending March 31, 1996 were as follows:

                                                             SHARES      DISTRIBUTIONS      SHARES         NET
                                                            PURCHASED     REINVESTED       REDEEMED     INCREASE
                                                            ---------    -------------     --------     ---------
JNL Aggressive Growth Series.............................     642,443        17,149         (10,167)      649,425
JNL Capital Growth Series................................     675,761        33,752         (18,489)      691,024
JNL Global Equities Series...............................   1,146,694        29,253          (2,063)    1,173,884
JNL/Alger Growth Series..................................     848,221        --             (15,332)      832,889
JNL/Phoenix Investment Counsel Balanced Series...........     422,105         9,270          (5,359)      426,016
JNL/Phoenix Investment Counsel Growth Series.............     191,590        10,203            (390)      201,403
PPM America/JNL High Yield Bond Series...................     575,596        26,997          (1,060)      601,533
PPM America/JNL Money Market Series......................   7,080,475       234,137        (498,973)    6,815,639
PPM America/JNL Value Equity Series......................     259,328         5,480          (1,185)      263,623
Salomon Brothers/JNL Global Bond Series..................     586,655        29,530          (6,247)      609,938
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series.................................................     293,083         7,487          (2,677)      297,893
T. Rowe Price/JNL Established Growth Series..............     723,123        65,547         (16,467)      772,203
T. Rowe Price/JNL International Equity Investment
  Series.................................................   2,155,419        --              (2,549)    2,152,870
T. Rowe Price/JNL Mid-Cap Growth Series..................     783,616        21,614         (19,833)      785,397

NOTE 6. FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     At September 30, 1996, the following Series had entered into "position hedge" forward foreign currency exchange contracts that obligate the Series to deliver and receive currencies at specified future dates. The unrealized appreciation (depreciation) of $(1,778), $(16,202), $10,744, and $29,703 in the
JNL Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, and Salomon Brothers/JNL Global Bond Series, respectively, is included in net unrealized appreciation on foreign currency related items in the accompanying financial statements. The terms of the open contracts are as follows:

JNL AGGRESSIVE GROWTH SERIES

SETTLEMENT                                             U.S. $ VALUE                                   U.S. $ VALUE
   DATE              CURRENCY TO BE DELIVERED           AT 9/30/96       CURRENCY TO BE RECEIVED       AT 9/30/96
----------     ------------------------------------    ------------     --------------------------    ------------
 10/22/96           150,000 Deutsche Mark                $ 98,488             99,933 US $               $ 99,933
  12/4/96           175,000 Deutsche Mark                 115,228            115,779 US $                115,779
 10/22/96            15,000 Finnish Marka                   3,289              3,166 US $                  3,166
  12/4/96           130,000 Finnish Marka                  28,583             28,317 US $                 28,317
  1/27/97            10,000 Finnish Marka                   2,207              2,234 US $                  2,234
 10/22/96             4,000 British Sterling Pound          6,252              6,032 US $                  6,032
  12/4/96            47,000 British Sterling Pound         73,436             72,391 US $                 72,391
  1/16/97            35,000 British Sterling Pound         54,679             54,600 US $                 54,600
 11/15/96       150,000,000 Italian Lire                   98,204             95,431 US $                 95,431
  1/27/97        70,000,000 Italian Lire                   45,627             45,625 US $                 45,625
  2/10/97        30,000,000 Italian Lire                   19,540             19,526 US $                 19,526
 11/15/96            63,802 US $                           63,802        100,000,000 Italian Lire         65,469
  1/27/97            35,786 US $                           35,786         55,000,000 Italian Lire         35,850
 10/22/96         1,400,000 Japanese Yen                   12,613             13,436 US $                 13,436
 10/22/96            13,659 US $                           13,659          1,400,000 Japanese Yen         12,613
 10/22/96           400,000 Swedish Kronor                 60,388             59,529 US $                 59,529
  12/4/96           577,000 Swedish Kronor                 87,118             87,477 US $                 87,477
 12/11/96           235,000 Swedish Kronor                 35,482             35,111 US $                 35,111
  1/27/97            80,000 Swedish Kronor                 12,080             12,164 US $                 12,164
                                                         --------                                       --------
                                                         $866,461                                       $864,683
                                                         ========                                       ========

JNL CAPITAL GROWTH SERIES

SETTLEMENT                                             U.S. $ VALUE                                   U.S. $ VALUE
   DATE              CURRENCY TO BE DELIVERED           AT 9/30/96       CURRENCY TO BE RECEIVED       AT 9/30/96
----------     ------------------------------------    ------------     --------------------------    ------------
 11/25/96           125,000 British Sterling Pound       $195,315            188,638 US $               $188,638
  12/4/96            48,000 British Sterling Pound         74,998             73,952 US $                 73,952
  1/16/97           115,000 British Sterling Pound        179,659            179,400 US $                179,400
  1/24/97           300,000 British Sterling Pound        468,658            465,090 US $                465,090
                                                         --------                                       --------
                                                         $918,630                                       $902,428
                                                         ========                                       ========

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

JNL GLOBAL EQUITIES SERIES

SETTLEMENT                                             U.S. $ VALUE                                        U.S. $ VALUE
   DATE              CURRENCY TO BE DELIVERED           AT 9/30/96          CURRENCY TO BE RECEIVED         AT 9/30/96
----------     ------------------------------------    ------------     -------------------------------    ------------
 11/12/96           122,000 Swiss Franc                 $    97,805        $100,082 US $                    $   100,082
  1/16/97           600,000 Swiss Franc                     484,474         484,539 US $                        484,539
  1/27/97           150,000 Swiss Franc                     121,244         125,408 US $                        125,408
  1/16/97            30,000 Deutsche Mark                    19,816          19,840 US $                         19,840
  1/17/97           275,000 Deutsche Mark                   181,656         183,541 US $                        183,541
  1/27/97           400,000 Deutsche Mark                   264,422         272,067 US $                        272,067
 11/12/96            93,000 Finnish Marka                    20,419          19,538 US $                         19,538
  1/16/97           750,000 Finnish Marka                   165,401         165,213 US $                        165,213
  1/16/97           500,000 French Franc                     97,476          97,656 US $                         97,656
 11/19/96           350,000 British Sterling Pound          546,903         527,573 US $                        527,573
  1/16/97           100,000 British Sterling Pound          156,225         152,105 US $                        152,105
  1/17/97           210,000 British Sterling Pound          328,071         324,971 US $                        324,971
 12/11/96         9,000,000 Japanese Yen                     81,662          84,230 US $                         84,230
  1/16/97       115,250,000 Japanese Yen                  1,051,635       1,057,276 US $                      1,057,276
 11/12/96           457,000 Netherland Florins              267,960         272,641 US $                        272,641
  1/17/97         6,400,000 Swedish Kronor                  966,412         970,727 US $                        970,727
  1/27/97           700,000 Swedish Kronor                  105,704         106,727 US $                        106,727
                                                         ----------                                          ----------
                                                        $ 4,957,285                                         $ 4,968,029
                                                         ==========                                          ==========

SALOMON BROTHERS/JNL GLOBAL BOND SERIES

SETTLEMENT                                             U.S. $ VALUE                                        U.S. $ VALUE
   DATE              CURRENCY TO BE DELIVERED           AT 9/30/96          CURRENCY TO BE RECEIVED         AT 9/30/96
----------     ------------------------------------    ------------     -------------------------------    ------------
 10/22/96         2,730,844 Deutsche Mark               $ 1,793,028      $1,849,005 US $                    $ 1,849,005
 10/22/96         1,178,908 US $                          1,178,908       1,752,119 Deutsch Mark              1,150,412
 10/22/96           148,558 Irish Punts                     237,910         238,927 US $                        238,927
 10/22/96            91,403 US $                             91,403          56,850 Irish Punts                  91,042
 10/22/96           119,078 Netherland Florins               69,715          71,734 US $                         71,734
 10/22/96            69,680 US $                             69,680         118,244 Netherland Florins           69,227
                                                         ----------                                          ----------
                                                        $ 3,440,644                                         $ 3,470,347
                                                         ==========                                          ==========

NOTE 8. SHAREHOLDER MEETING RESULTS

     A special meeting of shareholders of JNL Series Trust was held on July 24, 1996. The shareholders of the following Series approved an amendment to the Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation with respect to a change in the sub-advisory fee:

                                                                    FOR:          AGAINST:     ABSTAIN FROM:
                                                                -------------    ----------    -------------
JNL Capital Growth Series....................................     782,134.300    59,908.833      38,451.186
JNL Aggressive Growth Series.................................     790,942.062    52,156.636      54,760.428
JNL Global Equities Series...................................   1,178,098.210    66,406.166     152,637.780

                          JNL AGGRESSIVE GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS -- 66.04%
--------------------------------------
FINLAND -- 0.36%
--------------------------------------
DURABLE GOODS -- 0.36%
  Metra Oy, B Shares..................       1,656    $    94,991
FRANCE -- 0.30%
--------------------------------------
DURABLE GOODS -- 0.30%
  Axime(a)............................         806         80,580
GERMANY -- 1.33%
--------------------------------------
COMPUTERS & SOFTWARE -- 1.33%
  SAP AG..............................       2,094        352,146
ITALY -- 0.43%
--------------------------------------
BANKS -- 0.06%
  Banca Popolare Di Bergamo...........       1,047         16,785
TELECOMMUNICATIONS -- 0.37%
  Telecom Italia Mobile(a)............      43,732         97,115
                                                      -----------
    Total Italy.......................                    113,900
MEXICO -- 0.18%
--------------------------------------
BROKERAGE -- 0.18%
  Grupo Financiero Inbursa, S.A. de
    C.V...............................      12,100         47,278
SWEDEN -- 0.94%
--------------------------------------
HOLDING COMPANY -- 0.51%
  Kinnevik AB -- Class B..............       5,104        133,302
SECURITY SYSTEMS -- 0.21%
  Securitas AB -- Class B.............       2,307         55,725
TELECOMMUNICATIONS -- 0.22%
  Netcom Systems......................       5,201         58,496
                                                      -----------
    Total Sweden......................                    247,523
UNITED KINGDOM -- 2.01%
--------------------------------------
BUSINESS SERVICES -- 1.37%
  Rentokil Group......................      55,558        363,073
DRUGS -- 0.22%
  Glaxo Wellcome......................       1,128         17,653
  SmithKline Beecham -- Class A.......       3,204         39,096
                                                      -----------
                                                           56,749
FINANCIAL -- 0.42%
  Barclays............................       7,653        112,349
                                                      -----------
    Total United Kingdom..............                    532,171
UNITED STATES -- 60.49%
--------------------------------------
AEROSPACE & AIRCRAFT -- 0.18%
  General Motors Corp -- Class H......         800         46,200
APPAREL -- 3.20%
  Abercrombie & Fitch Co.(a)..........      13,100        320,950
  Nike, Inc., B Shares................         100         12,150
  Nordstrom, Inc. ....................       1,150         43,700
  Gucci Group N.V.-N.Y.(a)............       6,175        447,688
  Tommy Hilfiger Corp.(a).............         400         23,700
                                                      -----------
                                                          848,188

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
--------------------------------------
BANKS -- 2.94%
  Wells Fargo & Co. ..................       2,991    $   777,660
BUSINESS SERVICES -- 0.60%
  Olsten Corp. .......................         375          9,328
  Outdoor Systems Inc.(a).............       3,175        149,225
                                                      -----------
                                                          158,553
CHEMICALS -- 2.88%
  Lilly Eli & Co. ....................       8,850        570,825
  Praxair, Inc. ......................       1,300         55,900
  SmithKline Beecham PLC-ADR..........       2,225        135,447
                                                      -----------
                                                          762,172
COMPUTERS & SOFTWARE -- 14.96%
  Alternative Resources, Inc. ........       8,900        250,312
  Aspen Technology Inc.(a)............       1,500        101,625
  Ciber, Inc.(a)......................       2,675        101,650
  Cisco Systems, Inc.(a)..............       7,200        446,846
  Dell Computers Corp.(a).............         750         58,312
  First Data Corp. ...................       3,825        312,216
  HBO & Co. ..........................       5,800        387,150
  Indus Group, Inc.(a)................       3,775         75,500
  Intelligroup, Inc.(a)...............      20,000        277,500
  JDA Software, Inc.(a)...............      12,875        354,062
  Keane, Inc.(a)......................       5,000        240,000
  Macronix International ADR(a).......      10,739        130,210
  Meta Group, Inc.(a).................       9,150        253,913
  Netscape Communications Corp.(a)....       2,375        110,141
  Parametric Technology Corp.(a)......       2,375        117,266
  Peoplesoft, Inc.(a).................         750         62,438
  Shiva Corp.(a)......................       1,025         58,809
  Sterling Commerce, Inc.(a)..........       1,600         47,200
  Xylan Corp.(a)......................      10,650        577,763
                                                      -----------
                                                        3,962,913
CONFECTIONS & BEVERAGES -- 0.33%
  Pepsico, Inc. ......................       3,050         86,163
DRUGS -- 3.46%
  Cardinal Health, Inc. ..............         525         43,378
  Centocor, Inc(a)....................      22,650        804,075
  Glaxo Wellcome ADR..................       1,175         36,572
  IDEC Pharmaceuticals................       1,325         31,800
                                                      -----------
                                                          915,825
ELECTRONICS -- 3.76%
  Analog Devices, Inc.(a).............      23,762        644,544
  Itron, Inc.(a)......................       3,150         82,687
  Lernout & Haupsie Speech
    Products NV(a)....................       2,125         50,469
  Pittway Corp., Class A..............       4,900        218,663
                                                      -----------
                                                          996,363
ENTERTAINMENT -- 0.18%
  MGM Grand, Inc. ....................       1,150         48,588

                     See notes to the financial statements.

                          JNL AGGRESSIVE GROWTH SERIES

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
--------------------------------------
FINANCIAL SERVICES -- 1.50%
  Associates First Capital Corp. .....       2,825    $   115,825
  First USA Paymentech, Inc.(a).......       3,075        124,922
  National Processing, Inc. ..........       5,050         98,475
  SunAmerica, Inc. ...................       1,700         58,650
                                                      -----------
                                                          397,872
FOOD SERVICE & RESTAURANT -- 0.06%
  Papa John's International,
    Inc.(a)...........................         275         14,438
GAMES & TOYS -- 0.39%
  International Game Technology.......       5,000        102,500
GAMING -- 0.62%
  Anchor Gaming(a)....................       2,650        164,963
HEALTH PRODUCTS -- 0.14%
  Bristol-Myers Squibb Co. ...........         375         36,141
HOTEL & MOTEL -- 1.04%
  Extended Stay America, Inc.(a)......       1,000         20,500
  Hospitality Franchise System,
    Inc.(a)...........................       3,825        255,797
                                                      -----------
                                                          276,297
INSURANCE -- 1.50%
  Compdent Corp.(a)...................       3,150        118,912
  Oxford Health Plans, Inc.(a)........       1,650         82,088
  UNUM Corp. .........................       3,075        197,184
                                                      -----------
                                                          398,184
MACHINERY -- 1.04%
  Rofin-Sinar Technologies, Inc.(a)...      25,450        276,769
MEDICAL SERVICES & SUPPLIES -- 3.20%
  Coherent, Inc.(a)...................         375         13,219
  Fresenius Medical Care ADR..........       4,200         97,650
  ICU Medical, Inc.(a)................       1,650         13,819
  Medicis Pharmaceutical, Class
    A(a)..............................       5,475        264,169
  Nellcor Puritan Bennett, Inc.(a)....       3,600         79,200
  Omnicare, Inc. .....................       5,000        152,500
  Respironics, Inc.(a)................         900         21,825
  St. Jude Medical, Inc. .............       1,091         44,049
  Target Therapeutics, Inc.(a)........       3,775        161,381
                                                      -----------
                                                          847,812
MINING -- 0.97%
  Potash Corp. of Saskatchewan,
    Inc. .............................       3,520        257,400
OFFICE EQUIPMENT & SUPPLIES -- 0.52%
  Danka Business Systems PLC..........       1,700         67,575
  Viking Office Products, Inc. .......       2,375         71,250
                                                      -----------
                                                          138,825
OIL & GAS -- 0.85%
  Triton Energy Corp.(a)..............       5,075        225,838
REAL ESTATE -- 0.25%
  Redwood Trust, Inc. ................       2,050         65,600

                                        SHARES OR
                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
--------------------------------------
RETAIL -- 1.43%
  Black & Decker Corp. ...............       3,000    $   124,500
  Fila Holding SPA-ADR................         925         88,916
  Global Direct Mail Corp.(a).........       2,475        118,181
  Thrifty Payless Holdings, Inc.(a)...       2,500         46,562
                                                      -----------
                                                          378,159
SAVINGS & LOAN -- 0.08%
  Glendale Federal Bank...............       1,175         20,856
TELECOMMUNICATIONS -- 13.29%
  Ascend Communications, Inc.(a)......       1,750        115,719
  Cascade Communications Corp.(a).....       8,625        702,937
  Cincinnati Bell, Inc. ..............       9,900        524,700
  Commnet Cellular, Inc.(a)...........       1,875         54,141
  CPT Telefonica Del Peru SA..........       2,300         52,612
  Korean Mobile
    Telecommunications(a).............       5,150         77,894
  MFS Communications Co., Inc.(a).....      18,922        825,472
  Millicom International Cellular
    S.A.(a)...........................       1,050         42,394
  Orckit Communications, Ltd.(a)......       1,250         22,969
  Paging Network, Inc.(a).............       6,375        127,500
  Palmer Wireless, Inc.(a)............       7,250        128,231
  Pricellular Corp., Class A(a).......       1,125         16,172
  Telecomunicacoes Brasileiras SA.....       1,475        115,787
  U.S. Robotics Corp.(a)..............       1,525         98,553
  U.S. Satellite Broadcasting
    Co.(a)............................       4,325        100,556
  Westell Technologies, Inc. --
    Class A(a)........................         100          4,425
  Worldcom, Inc. .....................      23,800        508,725
                                                      -----------
                                                        3,518,787
TRANSPORTATION -- 0.26%
  Wisconsin Central Transportation
    Corp.(a)..........................       1,950         69,956
WHOLESALE -- 0.86%
  Alco Standard Corp. ................       4,575        228,178
                                                      -----------
    Total United States...............                 16,021,198
                                                      -----------
      Total Common Stock
        (cost $15,324,414)............                 17,489,787
                                                      -----------
SHORT-TERM INVESTMENTS -- 33.96%
--------------------------------------
U.S. TREASURY BILLS -- 0.74%
  5.16%, 01/09/1997...................  $  200,000        197,116
COMMERCIAL PAPER -- 33.22%
  Federal Home Discount Note
    5.70%, 10/01/1996.................   8,800,000      8,800,000
                                                      -----------
    Total Short-Term Investments
      (cost $8,997,116)...............                  8,997,116
                                                      -----------
TOTAL INVESTMENTS -- 100%
--------------------------------------
  (cost $24,321,530)..................                $26,486,903
                                                       ==========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                           JNL CAPITAL GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                       MARKET
                                          SHARES        VALUE
                                        ----------   -----------
COMMON STOCKS -- 92.31%
---------------------------------------
FRANCE -- 0.96%
---------------------------------------
CONSUMER PRODUCTS -- 0.96%
  Grand Optical Photoservice...........      2,261   $   299,203
SWITZERLAND -- 0.64%
---------------------------------------
BUSINESS SERVICES -- 0.64%
  Fotolabo S.A. .......................        618       201,637
UNITED KINGDOM -- 12.27%
---------------------------------------
BUSINESS SERVICES -- 4.45%
  Rentokil Group.......................    212,888     1,391,229
CONFECTIONS & BEVERAGES -- 3.72%
  PizzaExpress PLC.....................    156,007     1,162,193
FOOD SERVICE/RESTAURANT -- 4.10%
  J.D. Wetherspoon PLC.................     78,098     1,282,037
                                                      ----------
    Total United Kingdom...............                3,835,459
UNITED STATES -- 78.44%
---------------------------------------
AUTOMOBILE & PARTS -- 1.64%
  APS Holding Corp. -- Class A(a)......      7,950       231,544
  O'Reilly Automotive, Inc.(a).........      8,125       280,312
                                                      ----------
                                                         511,856
BROADCASTING & COMMUNICATIONS -- 0.57%
  Univision, Inc. .....................      5,325       178,388
BUILDING MATERIALS -- 1.56%
  Barnett, Inc.(a).....................      7,075       167,147
  Dayton Superior Cl. A................     26,000       321,750
                                                      ----------
                                                         488,897
BUSINESS SERVICES -- 5.35%
  CCC Information Services Corp.(a)....      1,650        34,650
  CUC International, Inc.(a)...........     22,625       902,172
  Lamar Advertising Co.(a).............     12,825       532,237
  Profit Recovery Group International,
    Inc.(a)............................     14,000       203,000
                                                      ----------
                                                       1,672,059
CHEMICALS -- 0.98%
  Airgas, Inc.(a)......................        975        24,741
  Cuno, Inc.(a)........................     18,225       282,487
                                                      ----------
                                                         307,228
COMPUTERS & SOFTWARE -- 1.16%
  Keane, Inc.(a).......................      5,675       272,400
  Technology Solutions Co.(a)..........      2,587        90,222
                                                      ----------
                                                         362,622
CONSUMER PRODUCTS -- 3.82%
  CoinMachine Laundry Corp.(a).........     49,075     1,024,441
  Culligan Water Technologies,
    Inc.(a)............................      4,500       170,437
                                                      ----------
                                                       1,194,878
CONTAINERS -- 1.28%
  Sealed Air Corp.(a)..................     10,750       400,437

                                                       MARKET
                                          SHARES        VALUE
                                        ----------   -----------
COMMON STOCKS (CONTINUED)
---------------------------------------
UNITED STATES (CONTINUED)
---------------------------------------
DRUGS -- 0.67%
  Depotech Corp.(a)....................      8,425   $   145,331
  Theratech, Inc.(a)...................      6,262        64,186
                                                      ----------
                                                         209,517
ELECTRONICS -- 0.47%
  Littelfuse, Inc.(a)..................      3,825       148,219
ENTERTAINMENT -- 0.54%
  Premiere Technologies, Inc.(a).......      7,350       169,050
FINANCIAL SERVICES -- 1.78%
  Associates First Capital Corp. ......      2,100        86,100
  First USA Paymentech, Inc.(a)........        750        30,469
  PacificAmerica, Inc. ................     20,000       440,000
                                                      ----------
                                                         556,569
FOOD SERVICE -- 4.54%
  Einstein/Noah Bagel Corp.(a).........     10,675       328,256
  JP Foodservice, Inc.(a)..............     14,750       350,313
  Papa John's International, Inc.(a)...     14,150       742,875
                                                      ----------
                                                       1,421,444
HEALTH PRODUCTS & CARE -- 0.83%
  Pacificare Health Systems, Inc.
    Class B(a).........................      3,000       259,500
HOTEL & MOTEL -- 4.91%
  Hospitality Franchise Systems,
    Inc.(a)............................     20,875     1,396,016
  Renters Choice, Inc.(a)..............      7,400       138,750
                                                      ----------
                                                       1,534,766
HOUSING -- 0.86%
  Assisted Living Concepts, Inc.(a)....      3,050        44,225
  Karrington Health, Inc.(a)...........     13,200       171,600
  Omnicare, Inc. ......................      1,700        51,850
                                                      ----------
                                                         267,675
INSURANCE -- 2.50%
  Oxford Health Plans, Inc. ...........      5,725       284,818
  Protective Life Corp. ...............      5,425       204,794
  UICI(a)..............................     11,250       292,500
                                                      ----------
                                                         782,112
MACHINERY -- 0.78%
  MSC Industrial Direct Co., Inc.(a)...      6,850       244,031
MEDICAL SERVICES & SUPPLIES -- 0.95%
  Fresenius Medical Care ADR...........     12,800       297,600
MINING -- 1.52%
  Minerals Technologies, Inc. .........     12,700       474,662
OFFICE EQUIPMENT & SUPPLIES -- 1.47%
  Viking Office Products, Inc. ........     15,275       458,250

                     See notes to the financial statements.

                           JNL CAPITAL GROWTH SERIES

                                                       MARKET
                                          SHARES        VALUE
                                        ----------   -----------
COMMON STOCKS (CONTINUED)
---------------------------------------
UNITED STATES (CONTINUED)
---------------------------------------
REAL ESTATE -- 3.32%
  Insignia Financial Group, Inc.
    Class A(a).........................     40,750   $ 1,039,125
RECREATION -- 1.79%
  Family Golf Centers, Inc.(a).........     19,325       560,425
RETAIL -- 15.56%
  Fastenal Co. ........................     42,800     2,118,600
  Global DirectMail Corp.(a)...........     30,775     1,469,506
  Petco Animal Supplies(a).............     36,100       983,725
  Staples, Inc.(a).....................      2,050        45,484
  Wilmar Industries, Inc.(a)...........     11,000       250,250
                                                     -----------
                                                       4,867,565
TELECOMMUNICATIONS -- 16.03%
  Commnet Cellular, Inc.(a)............      9,950       287,306
  Millicom International Cellular
    SA(a)..............................     10,600       427,975
  Omnipoint Corp.(a)...................     27,200       792,200
  Paging Network, Inc.(a)..............     96,550     1,931,000
  Pricellular Corp. -- Class A(a)......     24,906       358,023
  Telespectrum Worldwide, Inc.(a)......      5,450       106,275
  Teletech Holdings, Inc.(a)...........     27,450     1,001,925
  Western Wireless Corp. -- Class
    A(a)...............................      6,400       108,800
                                                     -----------
                                                       5,013,504
TRANSPORTATION -- 2.76%
  Wisconsin Central Transportation
    Corp.(a)...........................     24,050       862,794

                                        SHARES OR
                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ----------   -----------
COMMON STOCKS (CONTINUED)
---------------------------------------
UNITED STATES (CONTINUED)
---------------------------------------
UTILITIES -- 0.80%
  Trigen Energy Corp. .................     11,100   $   249,750
                                                     -----------
    Total United States................               24,532,923
                                                     -----------
      Total Common Stocks
        (cost $24,058,920).............               28,869,222
                                                     -----------
WARRANTS -- 0.18%
---------------------------------------
WARRANTS -- 0.18%
  Littelfuse, Inc. (Expire 12/27/2001)
    (cost $48,137).....................      1,850        57,350
                                                     -----------
SHORT-TERM INVESTMENTS -- 7.51%
---------------------------------------
U.S. TREASURY BILL -- 0.47%
  5.16%, 01/09/1997.................... $  150,000       147,838
COMMERCIAL PAPER -- 7.04%
  Federal Home Discount Note
    5.70%, 10/01/1996..................  2,200,000     2,200,000
                                                     -----------
    Total Short-Term Investments
      (cost $2,347,838)................                2,347,838
                                                     -----------
TOTAL INVESTMENTS -- 100%
---------------------------------------
  (cost $26,454,895)...................              $31,274,410
                                                      ==========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS -- 84.56%
--------------------------------------
AUSTRIA -- 0.97%
--------------------------------------
TEXTILES -- 0.97%
  Wolford AG..........................       1,508    $   385,077
AUSTRALIA -- 1.62%
--------------------------------------
HOTELS -- 0.44%
  Crown Ltd. .........................      77,225        174,148
LEISURE -- 0.90%
  Aristocrat Leisure Ltd. ............     127,384        357,815
PRINTING & PUBLISHING -- 0.28%
  News Corporation Ltd. ..............      26,025        111,610
                                                      -----------
    Total Australia...................                    643,573
BELGIUM -- 0.36%
--------------------------------------
TELECOMMUNICATIONS -- 0.36%
  Telinfo SA..........................       3,720        142,211
BRAZIL -- 0.32%
--------------------------------------
CONSUMER PRODUCTS -- 0.32%
  Souza Cruz SA.......................      19,000        127,473
DENMARK -- 0.61%
--------------------------------------
CONSUMER PRODUCTS -- 0.15%
  Sophus Berendsen AS -- Ord 'B'......         508         60,632
DURABLE GOODS -- 0.46%
  Neurosearch AS......................       4,500        184,410
                                                      -----------
    Total Denmark.....................                    245,042
FINLAND -- 3.01%
--------------------------------------
AGRICULTURAL MACHINERY -- 0.09%
  Rauma Oy............................       1,816         37,572
COMPUTERS & SOFTWARE -- 0.55%
  Tietotehdas Oy, Class B.............       3,978        219,476
CONSUMER PRODUCTS -- 0.36%
  Amer Group Ltd. ....................       6,327        142,678
FINANCIAL -- 0.16%
  Valmet Corp. .......................       3,736         61,592
FOOD SERVICE -- 1.23%
  Raision Tehtaat Oy..................       8,117        488,708
RETAIL -- 0.62%
  Kesko...............................      15,467        248,556
                                                      -----------
    Total Finland.....................                  1,198,582
FRANCE -- 2.14%
--------------------------------------
CONSTRUCTION EQUIPMENT -- 0.05%
  Bouygues............................         236         21,006
CONSUMER GOODS -- 0.41%
  Grand Optical--Photoservice.........       1,223        161,842
DURABLE GOODS -- 0.64%
  Axime(a)............................       2,244        224,346
  Moulinex(a).........................       1,732         30,202
                                                      -----------
                                                          254,548
FINANCIAL -- 1.04%
  Lagardere S.C.H. ...................      16,862        415,567
                                                      -----------
    Total France......................                    852,963

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
--------------------------------------
GERMANY -- 4.26%
--------------------------------------
CHEMICALS -- 1.65%
  SGL Carbon AG.......................       1,520    $   177,387
  Hoechst AG..........................      13,136        479,536
                                                      -----------
                                                          656,923
FINANCIAL -- 1.07%
  Deutsche Bank AG....................       9,071        427,605
RETAIL -- 1.54%
  Adidas AG...........................       6,709        610,969
                                                      -----------
    Total Germany.....................                  1,695,497
HONG KONG -- 0.81%
--------------------------------------
BUILDING EQUIPMENT -- 0.21%
  Cheung Kong Infrastructure Ltd. ....      46,000         75,844
  New World Infrastructure Ltd.(a)....       3,400          8,046
                                                      -----------
                                                           83,890
HOLDING COMPANY -- 0.60%
  Citic Pacific Ltd. .................      13,000         58,839
  First Pacific Company Ltd. .........      35,000         52,955
  HSBC Holdings.......................       2,600         48,248
  JCG Holdings Limited................      86,000         77,292
                                                      -----------
                                                          237,334
                                                      -----------
    Total Hong Kong...................                    321,224
INDONESIA -- 0.37%
--------------------------------------
CONFECTIONS & BEVERAGES -- 0.37%
  HM Sampoerna........................      15,000        146,026
ITALY -- 2.38%
--------------------------------------
AGRICULTURAL MACHINERY -- 0.82%
  Gildemeister Italy..................      15,000         55,189
  Parmalat Finanziaria SPA............     188,469        271,178
                                                      -----------
                                                          326,367
BUSINESS SERVICES -- 0.44%
  BCA Pop Di Milano...................      33,268        175,952
MANUFACTURING -- 0.52%
  Pagnossin SPA.......................      54,000        205,776
TELECOMMUNICATIONS -- 0.60%
  Telecom Italia Mobile(a)............      56,638        125,775
  Telecom Italia SPA..................      52,359        116,445
                                                      -----------
                                                          242,220
                                                      -----------
    Total Italy.......................                    950,315
JAPAN -- 4.87%
--------------------------------------
AEROSPACE & AIRCRAFT -- 0.27%
  Mitsubishi Heavy Industries
  Limited.............................      13,000        105,868
AUTOMOBILE & PARTS -- 0.77%
  Honda Motor Co. ....................       8,000        201,122
  Isuzu Motors Limited................      14,000         76,049
  Yamaha Motor Co. ...................       3,000         29,091
                                                      -----------
                                                          306,262
BUILDING EQUIPMENT -- 0.30%
  Kawasaki Heavy Industries...........      25,000        120,539

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
-------------------------
JAPAN (CONTINUED)
-----------------
COMPUTERS & SOFTWARE -- 0.86%
  NTT Data Communications Systems
  Company(a)..........................          11    $   341,729
DRUGS -- 0.77%
  Eisai Limited.......................      11,350        216,045
  Takeda Chemical Industries..........       5,000         91,582
                                                      -----------
                                                          307,627
ELECTRONICS -- 0.22%
  Sony Corp. .........................       1,400         88,368
GROCERY -- 0.14%
  Ito-Yokado Co. .....................       1,000         56,835
HOUSEHOLD FURNITURE & APPLIANCES -- 0.12%
  Amway Japan Limited.................       1,100         47,803
REAL ESTATE -- 0.24%
  Mitsubishi Estate Co. Ltd. .........       6,000         82,424
  Mitsui Fudosan Co. .................       1,000         13,289
                                                      -----------
                                                           95,713
RETAIL -- 1.13%
  Credit Saison Co. ..................       9,900        237,333
  Daimaru, Inc. ......................       4,000         26,505
  Hankyu Department Stores............       6,000         74,882
  Isetan..............................       8,000        109,899
                                                      -----------
                                                          448,619
STEEL -- 0.05%
  NKK Corp. ..........................       8,000         20,543
                                                      -----------
    Total Japan.......................                  1,939,906
NETHERLANDS -- 6.17%
--------------------
BUILDING & CONSTRUCTION -- 0.42%
  Hunter Douglas N.V. ................       2,433        169,936
BUSINESS SERVICES -- 0.96%
  CMG Information Services, Inc.(a)...      33,653        381,593
COMPUTERS & SOFTWARE -- 1.33%
  Getronics N.V. .....................      20,865        529,277
CONSUMER PRODUCTS -- 1.11%
  Heineken NV.........................         300         54,796
  Nutricia Verenigde Bedrijven........       2,929        386,904
                                                      -----------
                                                          441,700
ELECTRONICS -- 0.41%
  Philips Electronics.................       4,506        162,763
OFFICE EQUIPMENT & SUPPLIES -- 0.58%
  Oce Grinten.........................       2,105        229,952
PRINTING & PUBLISHING -- 1.06%
  Wolters Kluwer N.V. ................       3,374        424,585
TRANSPORTATION -- 0.30%
  Nedlloyd NV.........................       4,639        118,490
                                                      -----------
    Total Netherlands.................                  2,458,296
NORWAY -- 0.23%
---------------
HEALTH PRODUCTS -- 0.23%
  Tomra System AS.....................       8,216         90,987

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
-------------------------
PHILIPPINES -- 0.63%
--------------------
BUILDING & CONSTRUCTION -- 0.63%
  Fortune Cement Corp.(a).............      43,900    $    23,008
  Hi-Cement Corp.(a)..................     673,500        225,912
                                                      -----------
    Total Philippines.................                    248,920
SOUTH AFRICA -- 0.13%
---------------------
METALS & MINING -- 0.13%
  De Beers Centenary Link AG..........       1,727         53,677
SPAIN -- 0.32%
--------------
COMMERCIAL SERVICES -- 0.32%
  Prosegur CIA de Seguridad SA........       3,195        128,143
SWEDEN -- 6.94%
---------------
BANKS -- 0.41%
  Bure Investment AB..................       7,770         74,486
  Nordbanken AB.......................       2,737         70,243
  Sparbanken Sverige AB...............       1,337         19,377
                                                      -----------
                                                          164,106
BUSINESS SERVICES 1.01%
  WM -- Data AB.......................       6,301        403,325
COMMERCIAL SERVICES -- 1.63%
  Securitas AB, Class B...............      26,891        649,541
COMPUTERS & SOFTWARE -- 0.47%
  Enator AB(a)........................       4,965        109,434
  Frontec AB, Class B(a)..............       6,472         76,210
                                                      -----------
                                                          185,644
ELECTRONICS -- 1.86%
  Assa Abloy AB(a)....................      51,970        741,420
HEALTH PRODUCTS & CARE -- 0.85%
  Nobel Bio--Care AB..................      17,824        336,353
HOLDING COMPANY -- 0.50%
  Kinnevik AB.........................       7,623        199,091
INDUSTRIAL MACHINERY -- 0.21%
  Althin Medical AB, Class B..........       3,964         83,780
                                                      -----------
    Total Sweden......................                  2,763,260
SWITZERLAND -- 7.10%
--------------------
BANKS -- 1.22%
  Roche Holding AG....................          66        486,227
BUILDING & CONSTRUCTION -- 0.70%
  Sulzer AG...........................         476        279,855
BUSINESS SERVICES -- 0.21%
  Fotolabo S.A. ......................         252         82,221
DRUGS -- 2.87%
  CIBA................................         635        812,524
  Sandoz AG...........................         274        329,180
                                                      -----------
                                                        1,141,704
FOREST PRODUCTS -- 0.25%
  Christ Aesch........................         125         99,717
HOLDING COMPANY -- 1.22%
  CS Holdings.........................       4,894        484,110
INSURANCE -- 0.26%
  Swiss Reinsurance Group(a)..........          98        103,351

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
--------------------------------------
SWITZERLAND (CONTINUED)
--------------------------------------
TRANSPORTATION -- 0.37%
  SwissAir............................         180    $   148,044
                                                      -----------
    Total Switzerland.................                  2,825,229
THAILAND -- 0.06%
--------------------------------------
BANKS -- 0.06%
  Bangkok Bank Public Co. Ltd. .......       1,700         22,205
UNITED KINGDOM -- 14.58%
--------------------------------------
BUSINESS SERVICES -- 6.80%
  Hays PLC............................     132,309        972,206
  Rentokil Group......................     265,787      1,736,926
                                                      -----------
                                                        2,709,132
COMPUTERS & SOFTWARE -- 1.16%
  JBA Holdings PLC....................      10,836         86,399
  Misys PLC...........................      26,216        356,375
  Sema Group Systems AG...............       1,350         17,128
                                                      -----------
                                                          459,902
CONSUMER PRODUCTS -- 0.38%
  Compass Group PLC...................       7,436         64,986
  London International Group..........      36,736         88,160
                                                      -----------
                                                          153,146
DRUGS -- 1.00%
  Glaxo Wellcome PLC..................      10,168        159,126
  Smithkline Beecham ADR..............      19,464        237,507
                                                      -----------
                                                          396,633
ENTERTAINMENT -- 0.60%
  London Clubs International PLC......      50,800        238,263
FINANCIAL -- 1.22%
  Barclays............................      18,997        278,883
  Lloyd's TSB Group...................      35,000        206,838
                                                      -----------
                                                          485,721
FOOD SERVICE -- 0.83%
  Harvey Nichols PLC..................      49,582        271,696
  Wetherspoon PLC.....................       3,662         60,114
                                                      -----------
                                                          331,810
METALS & MINING -- 1.27%
  Powerscreen International, PLC......      59,063        507,405
PRINTING & PUBLISHING -- 0.93%
  EMAP................................       2,114         24,705
  Pearson PLC.........................       5,614         59,727
  WPP Group...........................      78,054        285,550
                                                      -----------
                                                          369,982
RETAIL -- 0.39%
  Thorn PLC...........................      27,165        154,378
                                                      -----------
    Total United Kingdom..............                  5,806,372
UNITED STATES -- 26.68%
--------------------------------------
AEROSPACE-AIRCRAFT -- 0.44%
  Boeing Co. .........................         950         89,775
  UTD Technologies Corp. .............         725         87,091
                                                      -----------
                                                          176,866

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
--------------------------------------
AUTOMOBILE & PARTS -- 0.58%
  Mahindra & Mahindra Ltd. ...........       3,807    $    38,070
  Tata Engineering (144a).............       5,968         78,330
  Tata Engineering....................         700          9,188
  Tata Engineering & Locomotive Co.
    Limited...........................       8,025        105,328
                                                      -----------
                                                          230,916
BANKS -- 0.96%
  Citicorp............................       1,200        108,750
  Wells Fargo & Co. ..................       1,058        275,080
                                                      -----------
                                                          383,830
BROADCAST & COMMUNICATIONS -- 2.00%
  Canwest Global Communications
    Corp..............................       6,150         59,962
  GPO Radio Centro SA.................      36,875        304,219
  Grupo Televisa SA...................       9,825        283,697
  TV Filme, Inc.(a)...................      10,825        148,844
                                                      -----------
                                                          796,722
CHEMICALS -- 0.24%
  Lilly Eli & Co. ....................       1,450         93,525
COMPUTERS & SOFTWARE -- 1.44%
  Computer Sciences Corp.(a)..........       1,375        105,703
  Dassault Systemes SA(a).............       2,300         96,313
  First Data Corp. ...................       3,600        293,850
  Macronix International ADR(a).......       3,362         40,764
  SunGard Data Systems, Inc.(a).......         800         36,000
                                                      -----------
                                                          572,630
CONFECTIONS & BEVERAGES -- 0.77%
  Pepsico, Inc. ......................       7,500        211,875
  Quilmes Industrial SA...............       8,950         92,856
                                                      -----------
                                                          304,731
CONSUMER PRODUCTS -- 0.22%
  AMRE, Inc. .........................       2,650         36,769
  Harland (John H.) Co. ..............       1,750         52,500
                                                      -----------
                                                           89,269
DRUGS -- 0.71%
  Elan Corp.(a).......................       8,550        255,431
  Qiagen NV(a)........................         950         28,025
                                                      -----------
                                                          283,456
ELECTRICAL -- 0.37%
  UCar International, Inc.(a).........       3,675        148,837
ELECTRONICS -- 0.70%
  Philips Electronics.................       6,700        240,363
  Samsung Electronics America
    (144a)(a).........................         750         36,937
                                                      -----------
                                                          277,300
FOOD SERVICE/RESTAURANT -- 0.11%
  Disco SA(a).........................       2,300         45,137
FINANCIAL SERVICES -- 0.18%
  Associates First Capital Corp. .....       1,650         67,650
  Federal National Mortgage
    Association.......................          75          2,616
                                                      -----------
                                                           70,266
GAMING -- 0.53%
  Sodak Gaming, Inc.(a)...............       9,200        211,600

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
--------------------------------------
HEALTH PRODUCTS & CARE -- 2.16%
  Grupo Casa Autrey ADR...............      12,725    $   284,722
  Pfizer Inc. ........................       4,100        324,413
  SmithKline Beecham ADR..............       4,150        252,631
                                                      -----------
                                                          861,766
HOTEL & MOTEL -- 1.09%
  Hospitality Franchise Systems,
    Inc.(a)...........................       1,825        122,047
  Indian Hotels Co.(a)................       5,161        118,703
  Mandarin Oriental International
    Ltd. .............................     107,000        158,360
  Renaissance Hotel Group N.V.(a).....       1,700         34,000
                                                      -----------
                                                          433,110
MACHINERY -- 2.94%
  Oakley, Inc.(a).....................       1,050         44,625
  Pfeiffer Vacuum Technology AG(a)....      18,825        289,434
  Rofin-Sinar Technologies, Inc.(a)...      60,675        659,841
  Toolex Alpha NV(a)..................       7,800        175,500
                                                      -----------
                                                        1,169,400
MEDICAL-HOSPITAL SERVICES -- 0.91%
  Fresenius Medical Care ADR..........      15,525        360,956
METALS & MINING -- 0.23%
  Potash Corp. of Saskatchewan,
    Inc. .............................       1,236         90,382
OFFICE EQUIPMENT & SUPPLIES -- 1.28%
  Danka Business Systems PLC..........      12,850        510,787
OIL -- 0.93%
  YPF Sociedad Anonima................      16,225        371,147
RETAIL -- 2.76%
  Blue Square-Israel Ltd. ............      30,000        442,500
  Santa Isabel SA.....................       2,900         74,312
  Sunglass Hut International,
    Inc.(a)...........................       5,925         94,427
  Gucci Group N.V.-N.Y.(a)............       6,725        487,563
                                                      -----------
                                                        1,098,802
TELECOMMUNICATIONS -- 3.88%
  Airtouch Communications, Inc.(a)....       1,375         37,984
  Asia Satellite Telecommunications
    Holdings, Ltd. ...................       3,300         88,687
  CPT Telefonica Del Peru SA..........      10,500        240,188
  Korean Mobile Telecommunications,
    Inc. (144a)(a)....................       7,525        113,816
  MFS Communications, Inc.(a).........       5,300        231,213
  Millicom International Cellular
    SA(a).............................       7,100        286,663
  Paging Network, Inc.(a).............       1,050         21,000
  Portugal Telecom SA ADR.............       3,600         92,700
  Telecom Argentina SA................          75          3,028
  Telefonos De Argentina ADR..........       4,325        107,584
  Telecomunicacoes Brasileiras SA.....       3,800        298,300
  U.S. Robotics Corp.(a)..............         375         24,234
                                                      -----------
                                                        1,545,397

                                        SHARES OR
                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
--------------------------------------
TRANSPORTATION -- 0.01%
  Tranz Rail Holdings ADR(a)..........         300    $     4,350
WHOLESALE -- 1.24%
  Alco Standard Corp. ................       9,875        492,516
                                                      -----------
    Total United States...............                 10,623,698
                                                      -----------
      Total Common Stocks
        (cost $29,180,922)............                 33,668,676
                                                      -----------
PREFERRED STOCK -- 1.37%
--------------------------------------
BRAZIL -- 0.15%
--------------------------------------
BEVERAGES -- 0.03%
  Brahma..............................      21,000         13,061
ENERGY -- 0.12%
  Cemig CIA Energetica Minas..........   1,611,000         48,441
                                                      -----------
    Total Brazil......................                     61,502
GERMANY -- 1.22%
--------------------------------------
HEALTH PRODUCTS & CARE -- 1.17%
  Fresenius AG........................       1,700        314,309
  Wella AG............................         251        151,398
                                                      -----------
                                                          465,707
RETAIL -- 0.05%
  Escada AG...........................         136         18,992
                                                      -----------
    Total Germany.....................                    484,699
                                                      -----------
      Total Preferred Stocks
        (cost $519,147)...............                    546,201
                                                      -----------
SHORT-TERM SECURITIES -- 14.07%
-------------------------------
COMMERCIAL PAPER -- 14.07%
  Federal Home Discount Note,
    5.70%, 10/01/1996
    (cost $5,600,000).................  $5,600,000      5,600,000
                                                      -----------
TOTAL INVESTMENTS -- 100%
--------------------------------------
  (cost $35,300,069)..................                $39,814,877
                                                       ==========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                            JNL/ALGER GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                       MARKET
                                          SHARES        VALUE
                                        ----------   -----------
COMMON STOCK -- 90.91%
----------------------
AEROSPACE & DEFENSE -- 4.36%
  Boeing Co. ..........................      6,500   $   614,250
  McDonnell Douglas Corp. .............      8,600       451,500
  Sundstrand Corp. ....................      9,500       370,500
                                                      ----------
                                                       1,436,250
AGRICULTURAL MACHINERY -- 0.43%
  Case Equipment Corp. ................      2,900       141,375
APPAREL -- 0.81%
  Tommy Hilfiger Corp.(a)..............      4,500       266,625
BANKS -- 4.11%
  Chase Manhattan Corp. ...............      9,000       721,125
  Citicorp.............................      7,000       634,375
                                                      ----------
                                                       1,355,500
BROADCASTING -- 0.46%
  Univision Communications, Inc.(a)....      4,500       150,750
BUILDING & CONSTRUCTION -- 0.61%
  Clayton Homes, Inc. .................      9,125       200,750
CHEMICALS -- 2.24%
  Monsanto Co. ........................     20,200       737,300
COMPUTERS & TECHNOLOGY -- 17.18%
  Cisco Systems, Inc.(a)...............     16,000       992,992
  Computer Sciences Corp.(a)...........      2,100       161,438
  Compuware Corp.(a)...................      8,000       366,000
  Electronic Data Systems Corp. .......      8,000       491,000
  First Data Corp. ....................     12,378     1,010,354
  Informix Corp.(a)....................     22,900       638,338
  Intel Corp. .........................     10,200       973,457
  Parametric Tech Corp.(a).............      4,900       241,938
  Sun Microsystems, Inc.(a)............      5,200       323,050
  3 Com Corp.(a).......................      7,700       462,477
                                                      ----------
                                                       5,661,044
CONSUMER PRODUCTS -- 1.91%
  Colgate-Palmolive Co. ...............      2,675       232,391
  CUC International, Inc.(a)...........     10,000       398,750
                                                      ----------
                                                         631,141
DRUGS -- 6.50%
  Eli Lilly & Co. .....................     11,400       735,300
  Merck & Company, Inc. ...............     13,000       914,875
  Pfizer, Inc. ........................      6,200       490,575
                                                      ----------
                                                       2,140,750
ELECTRONICS -- 4.97%
  Adaptec, Inc(a)......................      8,600       516,000
  Input/Output, Inc.(a)................      6,000       178,500
  Maxim Integrated Products(a).........      3,900       137,962
  Xerox Corp. .........................     15,000       804,375
                                                      ----------
                                                       1,636,837
FINANCE COMPANIES -- 4.54%
  Greentree Financial Corp. ...........      8,000       314,000
  MBNA Corp. ..........................      5,750       199,813
  MGIC Investment Corp. ...............      4,700       316,662
  Money Store (The), Inc. .............     12,000       318,000
  Schwab Charles Corp. ................     15,000       346,875
                                                      ----------
                                                       1,495,350

                                                       MARKET
                                          SHARES        VALUE
                                        ----------   -----------
COMMON STOCK (CONTINUED)
------------------------
GAMING -- 1.00%
  Mirage Resorts, Inc.(a)..............     12,800   $   328,000
HEALTH CARE & PRODUCTS -- 7.05%
  Astra AB(a)..........................      9,800       412,825
  Amgen, Inc.(a).......................      2,800       176,750
  Biochemical Pharmaceuticals,
    Inc.(a)............................      7,100       284,888
  Boston Scientific Corp.(a)...........      4,500       258,750
  Columbia HCA/Healthcare Corp. .......      6,500       369,688
  Guidant Corp. .......................      6,100       337,025
  Johnson & Johnson....................        676        34,645
  Medtronic, Inc. .....................      5,100       327,037
  SmithKline Beecham PLC-ADR...........      2,000       121,750
                                                      ----------
                                                       2,323,358
HOSPITALITY -- 2.73%
  Boston Chicken, Inc.(a)..............      7,900       278,475
  Lone Star Hospitality Corp.(a).......     12,800       389,594
  Outback Steakhouse, Inc.(a)..........      2,500        60,312
  Safeway, Inc.(a).....................      4,000       170,500
                                                      ----------
                                                         898,881
INSURANCE -- 3.89%
  American International Group,
    Inc. ..............................     10,000     1,007,500
  Travelers Group, Inc. ...............     10,000       275,000
                                                      ----------
                                                       1,282,500
LEISURE TIME & RECREATION -- 1.77%
  International Game Tech..............     28,500       584,250
MANUFACTURING -- 0.45%
  Oakley, Inc.(a)......................      3,500       148,750
MERCHANDISING -- 2.80%
  Gap, Inc. ...........................     10,000       288,750
  Nike, Inc. -- Class B................      2,700       328,050
  9 West Group, Inc.(a)................      3,000       162,750
  TJX Companies, Inc. .................      4,000       143,500
                                                      ----------
                                                         923,050
OIL -- 4.69%
  BJ Services Co.(a)...................      3,800       137,750
  Halliburton Co. .....................      8,900       459,463
  Schlumberger Ltd. ...................      5,000       422,500
  Smith International, Inc.(a).........      4,000       140,500
  Tidewater, Inc. .....................     10,300       384,962
                                                      ----------
                                                       1,545,175
RETAIL -- 5.70%
  Dollar General Corp. ................      5,000       155,625
  Gucci Group N V(a)...................      7,000       507,500
  Home Depot, Inc. ....................     15,000       853,125
  Officemax, Inc.(a)...................     25,800       361,200
                                                      ----------
                                                       1,877,450
SERVICE INDUSTRIES -- 4.34%
  Loewen Group, Inc. ..................     13,200       552,750
  Service Corp. International..........     29,000       877,250
                                                      ----------
                                                       1,430,000

                     See notes to the financial statements.

                            JNL/ALGER GROWTH SERIES

                                                       MARKET
                                          SHARES        VALUE
                                        ----------   -----------
COMMON STOCK (CONTINUED)
------------------------
TELECOMMUNICATIONS -- 4.82%
---------------------------
  Telecomunicacoes Brasileiras SA
    ADR................................      3,400   $   266,900
  Ascend Communications, Inc.(a).......      5,000       330,625
  Cascade Communications Co.(a)........      4,000       326,000
  Excel Communications, Inc.(a)........      1,100        34,787
  Glenayre Technologies, Inc.(a).......      3,000        69,000
  LCI International, Inc.(a)...........      4,700       148,050
  MFS Communications, Inc.(a)..........      3,400       148,325
  WorldCom, Inc.(a)....................     12,300       262,913
                                                     -----------
                                                       1,586,600
TEXTILES -- 1.07%
  Cintas Corp. ........................      6,300       352,800
TRANSPORTATION -- 0.55%
  Delta Air Line, Inc. ................      2,500       180,000
WASTE DISPOSAL -- 1.93%
  United Waste Systems, Inc.(a)........      8,800       305,800
  USA Waste Services, Inc.(a)..........     10,500       330,750
                                                     -----------
                                                         636,550
                                                     -----------
  Total Common Stocks
    (cost $27,440,054).................               29,951,036
                                                     -----------

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ----------   -----------
SHORT-TERM INVESTMENTS -- 9.09%
-------------------------------
U.S. TREASURY BILLS -- 9.09%
  4.94%, 10/10/1996.................... $2,000,000   $ 1,997,530
  4.86%, 10/17/1996....................  1,000,000       997,714
                                                     -----------
    Total Short-Term Investments
      (cost $2,995,244)................                2,995,244
                                                     -----------
TOTAL INVESTMENTS -- 100%
-------------------------
  (cost $30,435,298)...................              $32,946,280
                                                     ===========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                         MARKET
                                            SHARES       VALUE
                                           ---------    --------
COMMON STOCKS -- 96.62%
-----------------------------------------
AUTOMOBILES -- 0.66%
  Ford Motor Co. ........................      200      $  6,250
BANKS -- 4.53%
  BankAmerica Corp. .....................      200        16,425
  Mellon Bank Corp. .....................      150         8,887
  Nationsbank Corp. .....................      200        17,375
                                                        --------
                                                          42,687
BROADCASTING -- 3.36%
  Westinghouse Electric Corp. ...........    1,700        31,663
BUSINESS SERVICES -- 4.52%
  CUC International, Inc.(a).............      400        15,950
  Omnicom Group..........................      450        21,037
  Wallace Computer Services, Inc. .......      200         5,650
                                                        --------
                                                          42,637
COMMUNICATIONS & INFORMATION -- 5.70%
  Cisco Systems, Inc.(a).................      200        12,413
  Electronic Data Systems Corp. .........      200        12,275
  First Data Corp. ......................      200        16,325
  Oracle Systems Corp.(a)................      300        12,769
                                                        --------
                                                          53,782
DEFENSE -- 3.06%
  General Motors Corp. ..................      500        28,875
DRUGS & HEALTH CARE -- 5.45%
  Johnson & Johnson......................      300        15,375
  Merck & Co., Inc. .....................      200        14,075
  Pfizer, Inc. ..........................      200        15,825
  SmithKline Beecham PLC.................      100         6,087
                                                        --------
                                                          51,362
ELECTRICAL EQUIPMENT -- 2.90%
  General Electric Co. ..................      300        27,300
ELECTRONICS -- 1.72%
  Thermo Electron Corp.(a)...............      400        16,200
FINANCIAL SERVICES -- 6.01%
  Federal Home Loan Mortgage Corp. ......      200        19,575
  Federal National Mortgage
    Association..........................      500        17,438
  Travelers Group, Inc. .................      400        19,650
                                                        --------
                                                          56,663
FOOD & BEVERAGES -- 1.50%
  Pepsico, Inc. .........................      500        14,125
GAS & PIPELINE UTILITIES -- 0.81%
  Williams Companies, Inc. ..............      150         7,650
GAS EXPLORATION -- 3.24%
  Enron Corp. ...........................      750        30,562
HOTELS & RESTAURANTS -- 1.75%
  Marriot International, Inc. ...........      300        16,538

                                                         MARKET
                                            SHARES       VALUE
                                           ---------    --------
COMMON STOCKS (CONTINUED)
-----------------------------------------
HOUSEHOLD PRODUCTS -- 3.60%
  Gillette Co. ..........................      200      $ 14,425
  Procter & Gamble Co. ..................      200        19,500
                                                        --------
                                                          33,925
INSURANCE -- 2.91%
  American International Group, Inc. ....      200        20,150
  Marsh & McLennan Companies, Inc. ......       75         7,284
                                                        --------
                                                          27,434
INTERNATIONAL OIL -- 7.16%
  Mobil Corp. ...........................       75         8,681
  Royal Dutch Petroleum Co. .............      200        31,225
  Texaco, Inc. ..........................      300        27,600
                                                        --------
                                                          67,506
PLASTICS -- 1.53%
  Illinois Tool Works, Inc. .............      200        14,425
PUBLISHING -- 0.68%
  McGraw Hill Companies, Inc. ...........      150         6,394
REAL ESTATE -- 3.67%
  Duke Realty Investments, Inc. .........      200         6,525
  Nationwide Health Properties Inc. .....      300         6,600
  Rouse Co. .............................      300         7,800
  Storage Trust Realty...................      300         6,525
  Sun Communities Inc. ..................      250         7,125
                                                        --------
                                                          34,575
RETAIL TRADE -- 5.08%
  Home Depot, Inc. ......................      200        11,375
  Intimate Brands, Inc. .................      400         7,300
  Kohls Corp. ...........................      400        14,400
  Walgreen Co. ..........................      400        14,800
                                                        --------
                                                          47,875
TELECOMMUNICATIONS -- 11.58%
  Alltel Corp. ..........................      250         6,969
  Bell Atlantic Corp. ...................      500        29,938
  Frontier Corp. ........................      200         5,325
  GTE Corp. .............................      200         7,700
  Telecomunicacoes Brasileiras S A.......      400        31,400
  Telefonica De Espana S A...............      500        27,812
                                                        --------
                                                         109,144
TOBACCO -- 6.99%
  American Brands, Inc. .................      700        29,575
  Philip Morris Companies Inc. ..........       75         6,731
  UST, Inc. .............................    1,000        29,625
                                                        --------
                                                          65,931

                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                                         MARKET
                                            SHARES       VALUE
                                           ---------    --------
COMMON STOCKS (CONTINUED)
-----------------------------------------
UTILITIES -- 8.21%
  American Water Works, Inc. ............      300      $  6,488
  FPL Group..............................      150         6,487
  Pacificorp.............................    1,400        28,875
  Teco Energy, Inc. .....................    1,200        28,500
  UGI Corp. .............................      300         7,050
                                                        --------
                                                          77,400
                                                        --------
    Total Common Stocks
      (cost $905,584)....................                910,903
                                                        --------
PREFERRED STOCKS -- 3.38%
----------------------------------------------------------------
FINANCIAL SERVICES -- 0.81%
  Sci Finances LLC.......................       75         7,688

                                                         MARKET
                                            SHARES       VALUE
                                           ---------    --------
PREFERRED STOCKS (CONTINUED)
-----------------------------------------
HOUSEHOLD PRODUCTS -- 0.90%
  Corning Delaware LP....................      150      $  8,475
INSURANCE -- 0.89%
  Jefferson Pilot Corp. .................      100         8,425
RETAIL -- 0.78%
  Kmart..................................      150         7,331
                                                        --------
    Total Preferred Stocks
      (cost $31,888).....................                 31,919
                                                        --------
TOTAL INVESTMENTS -- 100%
-----------------------------------------
  (cost $937,472)........................               $942,822
                                                        ========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                         MARKET
                                              SHARES     VALUE
                                              ------    --------
COMMON STOCKS -- 100%
---------------------
BUSINESS SERVICES -- 7.42%
  RMH Teleservices, Inc.(a).................  2,300     $ 33,925
  Wackenhut Corp. ..........................  2,500       39,063
                                                        --------
                                                          72,988
CHEMICALS -- 3.55%
  Tetra Technologies, Inc.(a)...............  1,900       34,912
COMMUNICATIONS EQUIPMENT -- 9.76%
  Ampex Corp.(a)............................  4,700       37,012
  Computer Products, Inc.(a)................  2,700       59,063
                                                        --------
                                                          96,075
CONSTRUCTION -- 4.97%
  Lennar Corp. .............................  2,200       48,950
ELECTRONICS -- 3.30%
  Computational Systems, Inc.(a)............  2,000       32,500
ENVIRONMENTAL -- 14.19%
  Envirosource, Inc.(a).....................  9,500       35,625
  IMCO Recycling, Inc. .....................  6,400      104,000
                                                        --------
                                                         139,625
FINANCIAL SERVICES -- 3.58%
  Legg Mason, Inc. .........................  1,100       35,200
FOOD & BEVERAGES -- 4.60%
  Cott Corp. ...............................  6,000       45,375

                                                         MARKET
                                              SHARES     VALUE
                                              ------    --------
COMMON STOCKS (CONTINUED)
-------------------------
HOTELS & RESTAURANTS -- 6.25%
  Apple South, Inc. ........................  1,700     $ 22,738
  Capstar Hotel Co.(a)......................  2,300       38,813
                                                        --------
                                                          61,551
MAINTENANCE -- 3.89%
  American Residential Services, Inc.(a)....  2,000       38,250
PETROLEUM SERVICES -- 13.14%
  Camco International, Inc. ................  1,100       41,112
  Marine Drilling Companies, Inc.(a)........  4,100       39,462
  Trico Marine Services, Inc.(a)............  1,600       48,800
                                                        --------
                                                         129,374
PUBLISHING -- 9.54%
  Houghton Mifflin Co. .....................  1,000       47,125
  World Color Press, Inc.(a)................  2,100       46,725
                                                        --------
                                                          93,850
REAL ESTATE -- 8.45%
  Mid-America Apartment Communities,
    Inc. ...................................  1,600       40,200
  Public Storage, Inc. .....................  1,900       42,988
                                                        --------
                                                          83,188
RETAIL -- 3.62%
  Cash America International, Inc. .........  5,000       35,625
WASTE DISPOSAL -- 3.74%
  Superior Services, Inc.(a)................  2,300       36,800
                                                        --------
TOTAL INVESTMENTS -- 100%
-------------------------
  (cost $944,404)...........................            $984,263
                                                        ========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                 JNL/PHOENIX INVESTMENT COUNSEL BALANCED SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCK -- 54.45%
----------------------
AEROSPACE & AIRCRAFT -- 1.64%
  Boeing Co. .........................       1,500    $   141,750
  United Technologies Corp. ..........       1,500        180,188
                                                      -----------
                                                          321,938
APPAREL -- 1.24%
  Nike, Inc. .........................       2,000        243,000
BROADCASTING -- 0.19%
  Westinghouse Electric Corp. ........       2,000         37,250
BANKS -- 2.20%
  BankAmerica Corp. ..................         800         65,700
  Chase Manhattan Corp. ..............       2,400        192,300
  Citicorp............................       1,900        172,187
                                                      -----------
                                                          430,187
CHEMICALS -- 1.16%
  DuPont De Neumours..................         500         44,125
  Monsanto Co. .......................       5,000        182,500
                                                      -----------
                                                          226,625
COMMERCIAL SERVICES -- 0.55%
  Corrections Corp.(a)................       2,300         71,875
  Service Corp. International.........       1,200         36,300
                                                      -----------
                                                          108,175
COMPUTERS & TECHNOLOGY -- 7.63%
  Computer Associates International,
    Inc. .............................       2,450        146,387
  Cisco Systems, Inc.(a)..............       4,000        248,248
  First Data Corp. ...................       1,900        155,087
  International Business Machines
    Corp. ............................       3,000        373,500
  Microsoft Corp.(a)..................       1,500        197,813
  Netscape Communications Corp.(a)....       1,300         60,288
  Oracle Systems Corp.(a).............       2,500        106,405
  Sun Microsystems, Inc.(a)...........       2,400        149,100
  3Com Corp.(a).......................       1,000         60,062
                                                      -----------
                                                        1,496,890
CONFECTIONS & BEVERAGES -- 1.61%
  Coca-Cola Co. ......................       3,500        178,063
  Pepsico, Inc. ......................       4,900        138,425
                                                      -----------
                                                          316,488
CONGLOMERATES -- 0.72%
  Allied Signal, Inc. ................       1,500         98,812
  Tyco International, Ltd. ...........       1,000         43,125
                                                      -----------
                                                          141,937
CONSUMER PRODUCTS -- 1.33%
  Central Garden & Pet Co.(a).........       3,500         70,438
  Gillette Co. .......................       2,500        180,312
  Proctor & Gamble Co. ...............         100          9,750
                                                      -----------
                                                          260,500
DRUGS -- 0.49%
  Healthsouth Corp.(a)................       2,500         95,938

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCK (CONTINUED)
------------------------
ELECTRONICS -- 6.62%
  Dynatech Corp.(a)...................       5,600    $   256,200
  General Electric Co. ...............       4,500        409,500
  Honeywell, Inc. ....................       1,500         94,687
  Intel Corp. ........................       4,100        391,292
  Micron Technology, Inc. ............       1,000         30,500
  Perkin-Elmer Corp. .................       2,000        115,750
                                                      -----------
                                                        1,297,929
FINANCIAL SERVICES -- 2.85%
  Conseco, Inc. ......................       2,000         98,500
  Donaldson Lufkin & Jenrette,
    Inc. .............................       2,200         77,275
  Equifax, Inc. ......................       4,100        108,137
  Green Tree Financial Corp. .........       2,000         78,500
  Travelers Group, Inc. ..............       4,000        196,500
                                                      -----------
                                                          558,912
HEALTH PRODUCTS & CARE -- 6.66%
  American Home Products Corp. .......       1,960        124,950
  Amgen, Inc.(a)......................       1,500         94,688
  Columbia/HCA Healthcare Corp. ......       3,300        187,687
  Guidant Corp. ......................       3,000        165,750
  Johnson & Johnson...................       3,000        153,750
  Medtronic, Inc. ....................       2,800        179,550
  Merck & Co., Inc. ..................       2,300        161,863
  Pfizer, Inc. .......................       3,000        237,375
                                                      -----------
                                                        1,305,613
HOTEL -- 1.25%
  Hospitality Franchise Systems,
    Inc.(a)...........................       2,100        140,438
  Marriott International, Inc. .......       1,900        104,737
                                                      -----------
                                                          245,175
INSURANCE -- 1.65%
  Allstate Corp. .....................       4,000        197,000
  American International Group,
    Inc. .............................       1,250        125,937
                                                      -----------
                                                          322,937
MACHINERY -- 0.34%
  Dover Corp. ........................       1,400         66,850
MANUFACTURING -- 0.44%
  Lear Corp.(a).......................       2,600         85,800
OFFICE EQUIPMENT -- 0.82%
  Xerox Corp. ........................       3,000        160,875
OIL & GAS -- 6.63%
  Anadarko Petroleum Corp. ...........       1,500         83,812
  Apache Corp. .......................       2,900         86,275
  Baker Hughes, Inc. .................       3,300        100,238
  British Petroleum PLC ADR...........       1,400        175,000
  Consolidated Natural Gas Co. .......       1,500         80,438
  Enron Corp. ........................       1,800         73,350
  Enron Oil & Gas Co. ................       3,200         79,600
  Ensco International, Inc.(a)........       2,000         65,000
  Halliburton Co. ....................       2,000        103,250

                     See notes to the financial statements.

                 JNL/PHOENIX INVESTMENT COUNSEL BALANCED SERIES

                                        SHARES OR
                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
COMMON STOCK (CONTINUED)
------------------------
OIL & GAS (CONTINUED)
  Sonat Offshore Drilling, Inc. ......       1,500    $    66,375
  Tidewater, Inc. ....................       2,000         74,750
  Transocean Offshore, Inc. ..........       2,500        153,125
  Weatherford Enterra, Inc.(a)........       5,800        158,775
                                                      -----------
                                                        1,299,988
PACKAGED FOODS -- 0.36%
  Northland Cranberries -- Class A....       4,200         71,400
RETAIL -- 5.70%
  Dayton Hudson Corp. ................         800         26,400
  Federated Department Stores,
    Inc.(a)...........................       4,000        134,000
  Home Depot, Inc. ...................       3,200        182,000
  Lowe's Companies, Inc. .............       3,000        122,625
  Melville Corp. .....................       2,600        114,725
  Petsmart, Inc.(a)...................       4,200        108,675
  Safeway Stores, Inc.(a).............       4,100        174,762
  Staples, Inc.(a)....................       6,000        133,122
  TJX Companies, Inc. ................       3,400        121,975
                                                      -----------
                                                        1,118,284
TELECOMMUNICATIONS -- 1.73%
  Ericsson Lm Tel SP-ADR..............       2,200         55,825
  Lucent Technologies, Inc. ..........       2,000         91,750
  Newbridge Networks Corp.(a).........       3,000        191,250
                                                      -----------
                                                          338,825
WASTE DISPOSAL -- 0.64%
  USA Waste Services, Inc.(a).........       4,000        126,000
                                                      -----------
  Total Common Stocks
    (cost $9,968,468).................                 10,677,516
                                                      -----------
CORPORATE BONDS -- 0.18%
------------------------
FINANCIAL -- 0.10%
  Astra O/S Fin PTAST 144(a)
    8.750%, 08/07/2003................  $   20,000         19,850
INDUSTRIAL -- 0.08%
  Buckeye Cellulos
    9.250%, 09/15/2008................      15,000         15,000
                                                      -----------
  Total Corporate Bonds
    (cost $34,827)....................                     34,850
                                                      -----------
MUNICIPAL BONDS -- 0.21%
------------------------
CALIFORNIA -- 0.07%
  Long Beach Pension Obligation --
    FSA Insured
    6.870%, 09/01/2006................       5,000          4,839
  San Bernardino County Authority
    Pension -- MBIA Insured 6.940%
    08/01/2009........................       5,000          4,720
  Ventura County Municipal Bond --
    FSA Insured
    5.680%, 11/01/2006................       5,000          4,719
                                                      -----------
                                                           14,278

                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
MUNICIPAL BONDS (CONTINUED)
---------------------------
FLORIDA -- 0.14%
  Miami Beach Pension Project --
    AMBAC Insured
    8.600%, 09/01/2021................  $   10,000    $    10,946
  University of Miami -- MBIA Insured
    Adjustable Rate 7.650%,
    04/01/2020........................      15,000         15,137
                                                      -----------
                                                           26,083
                                                      -----------
  Total Municipal Bonds
    (cost $40,973)....................                     40,361
                                                      -----------
U.S. GOVERNMENT SECURITIES -- 27.36%
------------------------------------
U.S. TREASURY NOTES -- 22.75%
  6.875%, 07/31/1999..................     200,000        202,968
  6.625%, 07/31/2001..................     600,000        603,654
  6.375%, 09/30/2001..................     500,000        498,205
  5.875%, 11/15/2005..................     300,000        283,407
  6.875%, 05/15/2006..................   2,325,000      2,352,249
  7.000%, 07/15/2006..................     500,000        510,390
  6.000%, 02/15/2026..................      10,000          8,787
                                                      -----------
                                                        4,459,660
U.S. GOVERNMENTAL AGENCIES -- 4.61%
  Resolution Trust Corporation Strip
    Interest 6.80%, 05/25/2027........      96,920         91,559
  Government National Mortgage
    Association
    6.50%, 12/15/2023.................     275,428        259,506
    6.50%, 02/15/2026.................     209,125        195,532
    6.50%, 04/15/2026.................     382,825        357,941
                                                      -----------
                                                          904,538
                                                      -----------
  Total U.S. Government Securities
    (cost $5,372,380).................                  5,364,198
                                                      -----------
MORTGAGE BACKED SECURITIES -- 0.80%
-----------------------------------
  DLJMA 1996-CF1 A1B, 144(a), 7.58%,
    12/17/2027........................      50,000         50,328
  Green Tree 1996-4 A6, 7.40%,
    06/15/2027........................      15,000         14,920
  Residential Funding Mortgage
    Security I 6.75%, 02/25/2011
    (cost $99,447)....................      98,107         92,088
                                                      -----------
  Total Mortgage Backed Securities
    (cost $164,772)...................                    157,336
                                                      -----------
SHORT-TERM INVESTMENTS -- 17.00%
--------------------------------
U.S. TREASURY BILLS -- 0.71%
  5.75%, 09/30/1997...................     140,000        139,912
U.S. GOVERNMENT AGENCY -- 2.45%
  Federal Home Loan Bank Discount Note
  5.70%, 10/01/1996...................     480,000        480,000

                     See notes to the financial statements.

                 JNL/PHOENIX INVESTMENT COUNSEL BALANCED SERIES

                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
SHORT-TERM INVESTMENTS (CONTINUED)
----------------------------------
COMMERCIAL PAPER -- 2.85%
  Allied Signal
    5.17%, 10/09/1996.................  $  110,000    $   109,885
  Pfizer, Inc. 4(2)
    5.37%, 10/03/1996.................     450,000        449,866
                                                      -----------
                                                          559,751
DEMAND NOTES -- 10.99%
  Anheuser-Busch
    5.38%, 10/10/1996.................     200,000        199,731
  Beta Finance, Inc. 4(2) 5.50%,
    11/15/1996........................     350,000        347,594
  DuPont De Nemours
    5.35%, 10/23/1996.................     275,000        274,101
  Heinz H J
    5.35%, 10/17/1996.................     350,000        349,168

                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
SHORT-TERM INVESTMENTS (CONTINUED)
----------------------------------
DEMAND NOTES (CONTINUED)
  Preferred Receivables 5.32%,
    10/02/1996........................  $  390,000    $   389,942
  Private Export Funding Corp. 5.32%,
    10/15/1996........................     335,000        334,307
  Vermont American Corp. 4(2) 5.35%,
    10/16/1996........................     260,000        259,420
                                                      -----------
                                                        2,154,263
                                                      -----------
  Total Short-Term Investments
    (cost $3,333,926).................                  3,333,926
                                                      -----------
TOTAL INVESTMENTS -- 100%
  (cost $18,915,346)..................                $19,608,187
                                                      ===========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                  JNL/PHOENIX INVESTMENT COUNSEL GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                        MARKET
                                          SHARES         VALUE
                                         ---------    -----------
COMMON STOCKS -- 82.23%
---------------------------------------
AEROSPACE & AIRCRAFT -- 6.19%
  Boeing Co. ..........................     1,000     $    94,500
  General Motors, Inc. Class H.........     3,000         173,250
  Lockheed Martin Co. .................     4,000         360,500
  Raytheon Co. ........................     5,000         278,125
                                                       ----------
                                                          906,375
AGRICULTURAL MACHINERY -- 1.14%
  Deere & Co. .........................     4,000         168,000
BANKS -- 0.37%
  Citicorp.............................       600          54,375
BUSINESS SERVICES -- 1.35%
  CUC International, Inc.(a)...........     5,000         199,375
CHEMICALS -- 4.29%
  IMC Global, Inc. ....................     7,000         273,875
  Monsanto Co. ........................     4,900         178,850
  Potash Corp. ........................     2,400         175,500
                                                       ----------
                                                          628,225
COMPUTERS & SOFTWARE -- 5.50%
  Cisco Systems, Inc.(a)...............     2,000         124,124
  Informix Corp.(a)....................     5,000         139,375
  Netscape Communications Corp.(a).....     2,000          92,750
  Oracle Systems Corp.(a)..............     5,000         212,810
  Storage Technology(a)................     2,700         102,263
  Verifone, Inc. ......................     3,000         134,250
                                                       ----------
                                                          805,572
CONGLOMERATES -- 2.50%
  ITT Corp.(a).........................     5,000         218,125
  Litton Industries, Inc.(a)...........     3,000         147,750
                                                       ----------
                                                          365,875
CONSUMER PRODUCTS -- 7.49%
  Kimberly-Clark Corp. ................     4,000         352,500
  Ralston Purina Group.................     3,000         205,500
  Seagram Co. Ltd. ....................     6,000         224,250
  Unilever NV..........................     2,000         315,250
                                                       ----------
                                                        1,097,500
ELECTRONICS -- 1.02%
  Raychem Corp. .......................     2,000         150,000
ENTERTAINMENT, LEISURE & GAMING --
  1.67%
  Carnival.............................     6,400         198,400
  Grupo Televisa S.A.(a)...............     1,600          46,200
                                                       ----------
                                                          244,600
FINANCIAL SERVICES -- 1.57%
  Equifax, Inc. .......................     7,000         184,625
  Student Loan Marketing Association...       600          44,775
                                                       ----------
                                                          229,400

                                                        MARKET
                                          SHARES         VALUE
                                         ---------    -----------
COMMON STOCKS (CONTINUED)
---------------------------------------
HEALTH PRODUCTS & CARE -- 7.18%
  Astra AB ADR A.......................     5,000     $   210,625
  Columbia HCA Healthcare Corp. .......     6,000         341,250
  Lilly (Eli) & Co. ...................     1,500          96,750
  Mallinckrodt, Inc. ..................     6,000         249,750
  Manor Care, Inc. ....................     4,000         153,500
                                                       ----------
                                                        1,051,875
HOTEL & LODGING -- 1.13%
  Marriott International, Inc. ........     3,000         165,375
INSURANCE -- 2.22%
  ACE Limited..........................     1,800          95,175
  Torchmark Corp. .....................     5,000         229,375
                                                       ----------
                                                          324,550
MEDICAL SERVICES & SUPPLIES -- 3.69%
  Baxter International, Inc. ..........     5,000         233,750
  Johnson & Johnson....................     6,000         307,500
                                                       ----------
                                                          541,250
METALS & MINING -- 1.54%
  Oregon Metallurgical Corp.(a)........     7,000         227,500
OFFICE EQUIPMENT & SUPPLIES -- 1.10%
  Xerox Corp. .........................     3,000         160,875
OIL & GAS -- 12.84%
  Apache Corp. ........................     5,100         151,725
  Atwood Oceanics, Inc.(a).............     1,700          74,800
  Burlington Resources, Inc. ..........     2,000          88,750
  Diamond Offshore Drilling(a).........     2,200         121,000
  Elf Aquitaine Sponsored ADR..........     7,000         275,625
  Energy Ventures, Inc.(a).............     2,500         101,250
  Ensco International, Inc.(a).........     4,000         130,000
  Halliburton Co. .....................     3,000         154,875
  Nabors Industries, Inc.(a)...........    25,000         340,625
  Tidewater, Inc. .....................     6,000         224,250
  Tosco Corp. .........................     2,500         137,187
  Weatherford Enterra, Inc.(a).........     3,000          82,125
                                                       ----------
                                                        1,882,212
PROFESSIONAL SERVICES -- 2.93%
  Carriage Services, Inc.(a)...........    10,000         192,500
  Olsten Corp. ........................     4,000          99,500
  Primark Corp.(a).....................     5,000         136,875
                                                       ----------
                                                          428,875
RETAIL -- 7.67%
  American Stores, Co. ................    10,000         400,000
  Home Depot, Inc. ....................     4,000         227,500
  Melville Corp. ......................     8,000         353,000
  Price/Costco, Inc.(a)................     7,000         143,500
                                                       ----------
                                                        1,124,000

                     See notes to the financial statements.

                  JNL/PHOENIX INVESTMENT COUNSEL GROWTH SERIES

                                         SHARES OR
                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------    -----------
COMMON STOCKS (CONTINUED)
---------------------------------------
TELECOMMUNICATIONS -- 2.92%
  General Instrument Corp.(a)..........     8,000     $   198,000
  Lucent Technologies, Inc. ...........     5,000         229,375
                                                      -----------
                                                          427,375
TRANSPORTATION -- 2.80%
  Burlington Northern Sante Fe.........     3,000         253,125
  Pittston Brinks Group................     5,000         156,875
                                                      -----------
                                                          410,000
WASTE DISPOSAL -- 3.12%
  WMX Technologies Inc. ...............    13,900         456,963
                                                      -----------
      Total Common Stocks (cost
        $11,530,765)...................                12,050,147
                                                      -----------
SHORT-TERM INVESTMENTS -- 17.77%
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 3.82%
  Federal Home Discount Note,
    5.70%, 10/01/1996..................  $315,000         315,000
  Federal Home Loan Mortgage,
    5.30%, 10/17/1996..................   245,000         244,423
                                                      -----------
                                                          559,423

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------    -----------
SHORT-TERM INVESTMENTS (CONTINUED)
---------------------------------------
COMMERCIAL PAPER -- 13.95%
  Anheuser-Busch,
    5.00%, 10/10/1996..................  $100,000     $    99,865
  BellSouth Telecommunications,
    5.00%, 10/21/1996..................   390,000         388,841
  DuPont De Nemours,
    5.00%, 10/23/1996..................   300,000         299,019
  General Electric,
    5.25%, 10/07/1996..................   165,000         164,856
  Heinz H J,
    5.35%, 10/17/1996..................   205,000         204,513
  Preferred Receivable,
    5.00%, 10/17/1996..................   335,000         334,950
  Private Export Funding Corp.,
    5.00%, 10/15/1996..................   205,000         204,576
    5.30%, 10/31/1996..................   350,000         348,454
                                                      -----------
                                                        2,045,074
                                                      -----------
      Total Short-Term Investments
        (cost $2,604,497)..............                 2,604,497
                                                      -----------
TOTAL INVESTMENTS -- 100%
---------------------------------------
  (cost $14,135,262)...................               $14,654,644
                                                       ==========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------    -----------
CORPORATE BONDS -- 95.22%
---------------------------------------
AEROSPACE & AIRCRAFT -- 0.83%
  Coltec Industries, Inc.,
    9.75%, 11/01/1999..................  $100,000     $   103,500
AGRICULTURAL MACHINERY -- 0.80%
  AGCO Corp. (144a),
    8.50%, 03/15/2006..................   100,000          99,750
AUTOMOTIVE & ACCESSORIES -- 7.73%
  Aftermarket Technology Corp.,
    12.00%, 08/01/2004.................   100,000         109,000
  Exide Corp., (Step-Up),
    12.25%, 12/15/2004(a)..............   200,000         180,000
  Hayes Wheels International, Inc.,
    11.00%, 07/15/2006.................   100,000         105,250
  Lear Seating Corp.,
    9.50%, 07/15/2006..................   200,000         207,000
  Speedy Muffler King, Inc.,
    10.875%, 10/01/2006................   250,000         257,500
  SPX Corp.,
    11.75%, 06/01/2002.................   100,000         109,750
                                                      -----------
                                                          968,500
BANKS -- 2.50%
  First Nationwide Bank, (144A),
    10.625%, 10/01/2003................   300,000         313,875
BUILDING -- 5.11%
  Schuller International Group, Inc.,
    10.875%, 12/15/2004................   300,000         327,750
  Toll Corp.,
    10.50%, 03/15/2002.................   300,000         312,750
                                                      -----------
                                                          640,500
CHEMICALS -- 5.16%
  Laroche Industries, Inc.,
    13.00%, 08/15/2004.................   300,000         328,500
  Terra Industries, Inc.,
    10.50%, 06/15/2005.................   200,000         213,000
  Texas Petrochemicals, (144A),
    11.125%, 07/01/2006................   100,000         105,500
                                                      -----------
                                                          647,000
COMMUNICATIONS -- 5.66%
  Bell & Howell Co. Ser. B (Step-Up),
    11.50%, 03/01/2005.................   300,000         213,750
  Gray Communications,
    10.625%, 10/01/2006................   200,000         204,500
  K-III Communications,
    8.50%, 02/01/2006..................   200,000         188,000
  Rogers Communications, Inc.,
    10.875%, 04/15/2004................   100,000         103,000
                                                      -----------
                                                          709,250
CONSUMER PRODUCTS -- 3.38%
  Coty, Inc.,
    10.25%, 05/01/2005.................   400,000         423,000
CONTAINERS -- 0.85%
  Gaylord Container,
    11.50%, 05/15/2001.................   100,000         106,000

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------    -----------
CORPORATE BONDS (CONTINUED)
---------------------------------------
DEFENSE -- 0.86%
  Alliant Techsystems, Inc.,
    11.75%, 03/01/2003.................  $100,000     $   108,250
ELECTRICAL -- 0.81%
  Remington Products, (144A),
    11.00%, 05/15/2006.................   100,000         101,000
FABRICATED METAL PRODUCTS -- 3.47%
  Ryerson Tull, Inc.,
    8.50%, 07/15/2001..................   200,000         198,500
  UCAR Global Enterprises, Inc.,
    12.00%, 01/15/2005.................   207,000         236,239
                                                      -----------
                                                          434,739
FINANCIAL -- 2.47%
  AIM Management Group, Inc.,
    9.00%, 11/15/2003..................   300,000         309,000
FOOD & BEVERAGES -- 4.28%
  Americold Corp.,
    11.50%, 03/01/2005.................   100,000         104,500
  Dominick's Finer Foods,
    10.875%, 05/01/2005................   300,000         324,750
  Keebler Corp., (144A),
    10.75%, 07/01/2006.................   100,000         106,500
                                                      -----------
                                                          535,750
GAMING -- 8.22%
  Argosy Gaming Co., (144A)
    13.25%, 06/01/2004.................   200,000         199,000
  Aztar Corp.
    11.00%, 10/01/2002.................   100,000         100,000
    13.75%, 10/01/2004.................   100,000         113,000
  Harvey's Casino Resorts,
    10.625%, 06/01/2006................   200,000         208,000
  Showboat, Inc.
     9.25%, 05/01/2008.................   100,000          99,750
    13.00%, 08/01/2009.................   100,000         113,500
  Station Casinos, Inc.,
    10.125%, 03/15/2006................   200,000         196,500
                                                      -----------
                                                        1,029,750
HEALTH CARE -- 2.57%
  GranCare, Inc.,
    9.375%, 09/15/2005.................   100,000         105,000
  Tenet Healthcare Corp.,
    10.125%, 03/01/2005................   200,000         217,000
                                                      -----------
                                                          322,000
INDUSTRIAL -- 1.69%
  Clark-Schwebel, Inc.,
    10.50%, 04/15/2006.................   100,000         103,000
  Norcal Waste System, Inc.,
    12.50%, 11/15/2005(a)..............   100,000         108,500
                                                      -----------
                                                          211,500

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------    -----------
CORPORATE BONDS (CONTINUED)
---------------------------------------
MACHINERY -- 2.46%
  American Standard Corp.,
    10.50%, 06/01/2005(a)..............  $100,000     $    91,750
  Primeco, Inc.,
    12.75%, 03/01/2005.................   100,000         112,000
  Terex Corp., (144A),
    11.25%, 05/15/2002.................   100,000         104,500
                                                      -----------
                                                          308,250
MEDIA CABLE -- 6.57%
  Century Communications
    9.75%, 02/15/2002..................   100,000         101,750
    9.50%, 03/01/2015..................   100,000          99,750
  Jones Intercable, Inc.,
    9.625%, 03/15/2002.................   200,000         208,000
  Marcus Cable Co.,
    11.875%, 10/01/2005................   200,000         211,500
  Rogers Cablesystems Limited
    9.625%, 08/01/2002.................   100,000         100,500
    10.00%, 03/15/2005.................   100,000         101,750
                                                      -----------
                                                          823,250
MERCHANDISING -- 5.87%
  E & S Holdings Corp., (144A),
    10.375%, 10/01/2006................   400,000         406,250
  Federated Department Stores, Inc.
    8.125%, 10/15/2002.................   125,000         126,329
    8.50%, 06/15/2003..................   100,000         102,744
  Simmons Co.,
    10.75%, 04/15/2006.................   100,000         100,410
                                                      -----------
                                                          735,733
OIL & GAS -- 3.22%
  Cliffs Drilling Co.,
    10.25%, 05/15/2003.................   300,000         302,250
  Falcon Drilling, Inc.,
    9.75%, 01/15/2005..................   100,000         101,250
                                                      -----------
                                                          403,500
PAPER -- 3.49%
  Doman Industries Ltd.,
    8.75%, 03/15/2004..................   200,000         186,000
  Quno Corp.,
    9.125%, 05/15/2005.................   250,000         251,250
                                                      -----------
                                                          437,250
PETROLEUM -- 3.22%
  Chesapeake Energy Corp.,
    9.125%, 04/15/2006.................   100,000          98,750
  Nuevo Energy Co.,
    9.50%, 04/15/2006..................   100,000         102,000
  Oryx Energy Co.,
    8.125%, 10/15/2005.................   100,000          98,742
  Plains Resources, Inc.,
    10.25%, 03/15/2006.................   100,000         104,000
                                                      -----------
                                                          403,492
                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------    -----------
CORPORATE BONDS (CONTINUED)
---------------------------------------
PRINTING & PUBLISHING -- 3.47%
  Big Flower Press, Inc.,
    10.75% 08/01/2003..................  $125,000     $   126,250
  Printpack Inc., (144A),
    10.625%, 08/15/2006................   300,000         309,000
                                                      -----------
                                                          435,250
STEEL -- 3.95%
  AK Steel Corp, Inc.,
    10.75%, 04/01/2004.................   270,000         294,300
  Bar Technologies, Inc.,
    13.50%, 04/01/2001.................   100,000         100,500
  NS Group, Inc.,
    13.50%, 07/15/2003.................   100,000         100,000
                                                      -----------
                                                          494,800
TEXTILES -- 2.55%
  Day International Group,
    11.125%, 06/01/2005................   100,000         103,125
  Synthetic Industries, Inc.,
    12.75%, 12/01/2002.................   200,000         216,000
                                                      -----------
                                                          319,125
TOBACCO -- 2.41%
  Dimon, Inc.,
    8.875%, 06/01/2006.................   300,000         301,500
TRANSPORTATION -- 1.62%
  Viking Star Shipping, Inc.,
    9.625%, 07/15/2003.................   200,000         203,500
                                                      -----------
    Total Corporate Bonds
      (cost $11,742,697)...............                11,929,014
                                                      -----------
COMMON STOCK -- 1.99%
---------------------------------------
CHEMICALS -- 1.99%
  Arcadian Corp.
    (cost $228,000)....................    10,000         248,750
                                                      -----------
WARRANTS -- 0.00%
---------------------------------------
STEEL -- 0.00%
  Bar Technologies, Inc. ..............       100               0
                                                      -----------
COMMERCIAL PAPER -- 2.79%
---------------------------------------
  American Express Corp.,
    5.35%, 10/03/1996..................   200,000         199,911
  Ford Motor Credit Co.,
    5.36%, 10/03/1996..................   150,000         149,933
                                                      -----------
    Total Commercial Paper
      (cost $349,844)..................                   349,844
                                                      -----------
TOTAL INVESTMENTS -- 100%
---------------------------------------
  (cost $12,320,541)...................               $12,527,608
                                                       ==========

-------------------------
(a) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

                     See notes to the financial statements.

                      PPM AMERICA/JNL MONEY MARKET SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------    -----------
COMMERCIAL PAPER -- 100%
------------------------
CAPTIVE FINANCE -- 23.54%
  American Express Credit Corp.
    5.35%, 10/04/1996..................  $170,000     $   169,924
    5.35%, 10/09/1996..................   300,000         299,643
    5.30%, 10/17/1996..................   175,000         174,588
    5.29%, 10/21/1996..................   200,000         199,413
  Chrysler Financial Corp.,
    5.41%, 01/30/1997..................   260,000         255,272
  Ford Motor Credit Co.
    5.44%, 10/04/1996..................   125,000         124,943
    5.45%, 10/10/1996..................   120,000         119,837
    5.42%, 10/25/1996..................   190,000         189,314
    5.37%, 10/29/1996..................   150,000         149,374
    5.35%, 02/18/1997..................   300,000         293,758
  General Motors Acceptance Corp.
    5.46%, 10/24/1996..................   120,000         119,581
    5.44%, 11/25/1996..................   105,000         104,127
    5.35%, 12/03/1996..................   280,000         277,379
    5.53%, 12/30/1996..................   125,000         123,272
    5.45%, 01/06/1997..................   110,000         108,375
    5.46%, 01/27/1997..................   110,000         108,031
    5.48%, 02/24/1997..................   100,000          97,778
  J C Penney Corp.,
    5.34%, 11/21/1996..................   300,000         297,731
  John Deere Capital Corp.
    5.44%, 10/16/1996..................   145,000         144,671
    5.39%, 11/21/1996..................   245,000         243,129
    5.42%, 02/24/1997..................   325,000         317,856
  Pitney Bowes Credit Corp.
    5.42%, 10/11/1996..................   420,000         419,368
    5.38%, 10/15/1996..................   150,000         149,686
    5.58%, 02/19/1997..................   225,000         220,083
  Sears Roebuck Acceptance Corp.
    5.32%, 10/24/1996..................   410,000         408,603
    5.45%, 01/13/1997..................   200,000         196,851
    5.44%, 01/31/1997..................   300,000         294,469
                                                       ----------
                                                        5,607,056
CHEMICALS -- 2.35%
  E.I. DuPont De Nemours Co.,
    5.36%, 01/22/1997..................   570,000         560,428

COMPUTERS -- 5.89%
  Hewlett Packard Co.
    5.41%, 10/15/1996..................   100,000          99,790
    5.42%, 12/03/1996..................   295,000         292,214
  International Business Machines
    Credit Corp.
    5.30%, 10/03/1996..................   135,000         134,960
    5.27%, 10/18/1996..................   100,000          99,751
    5.30%, 10/30/1996..................   115,000         114,509
    5.48%, 11/06/1996..................   350,000         348,110
    5.29%, 11/20/1996..................   117,000         116,140
    5.39%, 11/22/1996..................   200,000         198,443
                                                       ----------
                                                        1,403,917

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------    -----------
COMMERCIAL PAPER (CONTINUED)
----------------------------
CONSUMER FINANCE -- 15.30%
  American General Financial Corp.
    5.37%, 11/20/1996..................  $100,000     $    99,254
    5.34%, 12/06/1996..................   100,000          99,021
    5.38%, 12/18/1996..................   175,000         172,990
    5.46%, 12/20/1996..................   125,000         123,483
    5.48%, 01/14/1997..................   250,000         246,026
    5.50%, 01/17/1997..................   195,000         191,782
  Beneficial Corp.
    5.28%, 10/02/1996..................   160,000         159,977
    5.27%, 10/09/1996..................   165,000         164,807
    5.29%, 10/17/1996..................   200,000         199,530
    5.42%, 11/12/1996..................   205,000         203,704
    5.47%, 11/15/1996..................   150,000         148,974
  Household Financial Corp.
    5.29%, 10/08/1996..................   100,000          99,897
    5.40%, 10/29/1996..................   100,000          99,580
    5.32%, 10/31/1996..................   300,000         298,670
    5.40%, 11/15/1996..................   170,000         168,853
    5.53%, 01/21/1997..................   300,000         294,839
  Norwest Financial, Inc.
    5.36%, 10/01/1996..................   160,000         160,000
    5.34%, 10/03/1996..................   200,000         199,941
    5.29%, 10/16/1996..................   200,000         199,559
    5.29%, 10/30/1996..................   140,000         139,403
    5.30%, 11/13/1996..................   175,000         173,892
                                                       ----------
                                                        3,644,182
CONSUMER PRODUCTS -- 8.33%
  Conagra, Inc.
    5.44%, 10/01/1996..................   250,000         250,000
    5.47%, 11/26/1996..................   130,000         128,894
  Hasbro, Inc.
    5.55%, 11/05/1996..................   330,000         328,239
    5.52%, 11/19/1996..................   250,000         248,122
    5.37%, 12/16/1996..................   170,000         168,073
    5.45%, 12/17/1996..................   150,000         148,251
    5.35%, 12/20/1996..................   100,000          98,811
  Hershey Foods Corp.,
    5.29%, 10/08/1996..................   190,000         189,804
  Tyson Foods, Inc.,
    5.51%, 10/18/1996..................   425,000         423,894
                                                       ----------
                                                        1,984,088
HEALTH CARE -- 10.22%
  Allergan, Inc.
    5.27%, 10/01/1996..................   300,000         300,000
    5.37%, 10/15/1996..................   100,000          99,791
    5.34%, 10/22/1996..................   200,000         199,377
    5.42%, 11/12/1996..................   305,000         303,086
  American Home Products Corp.
    5.33%, 10/10/1996..................   400,000         399,467
    5.35%, 10/22/1996..................   255,000         254,204
  A.H. Robins, Inc.,
    5.616%, 10/26/1996.................   250,000         249,025
  Schering Corp.
    5.43%, 11/19/1996..................   450,000         446,674
    5.32%, 01/29/1997..................   185,000         181,720
                                                       ----------
                                                        2,433,344

                     See notes to the financial statements.

                      PPM AMERICA/JNL MONEY MARKET SERIES

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------    -----------
COMMERCIAL PAPER (CONTINUED)
----------------------------
INDEPENDENT FINANCE -- 10.40%
  Associates Corp. -- North America
    5.40%, 11/26/1996..................  $185,000     $   183,446
    5.42%, 12/10/1996..................   375,000         371,048
    5.38%, 12/19/1996..................   200,000         197,639
    5.37%, 12/27/1996..................   250,000         246,756
  CIT Group Holdings, Inc.,
    5.40%, 11/18/1996..................   510,000         506,328
  General Electric Capital Corp.
    5.29%, 10/18/1996..................   115,000         114,713
    5.42%, 10/31/1996..................   100,000          99,548
    5.45%, 11/25/1996..................   115,000         114,042
    5.56%, 01/07/1997..................   200,000         196,973
    5.48%, 01/29/1997..................   350,000         343,700
    5.42%, 01/30/1997..................   105,000         103,091
                                                      -----------
                                                        2,477,284
INSURANCE -- 3.98%
  USAA Capital Corp.
    5.45%, 10/07/1996..................   205,000         204,814
    5.28%, 11/14/1996..................   300,000         298,064
    5.40%, 12/09/1996..................   200,000         197,930
    5.35%, 01/16/1997..................   250,000         246,025
                                                      -----------
                                                          946,833
MEDIA -- 2.76%
  McGraw Hill, Inc.,
    5.42%, 10/28/1996..................   660,000         657,317

MORTGAGE BANKING -- 4.00%
  Countrywide Corp.
    5.39%, 10/01/1996..................   100,000         100,000
    5.39%, 10/04/1996..................   470,000         469,789
    5.42%, 10/11/1996..................   200,000         199,699
    5.29%, 10/25/1996..................   185,000         184,348
                                                      -----------
                                                          953,836
                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------    -----------
COMMERCIAL PAPER (CONTINUED)
----------------------------
PACKAGING -- 1.19%
  Crown, Cork & Seal, Inc.,
    5.55%, 10/30/1996..................  $284,000     $   282,733

TELECOMMUNICATIONS -- 12.04%
  American Telephone & Telegraph Co.,
    5.75%, 10/01/1996..................   347,000         347,000
  Ameritech Corp.,
    5.28%, 10/18/1996..................   135,000         134,663
  Bell South Telecommunications Corp.
    5.28%, 10/11/1996..................   220,000         219,677
    5.31%, 12/11/1996..................   295,000         291,899
  GTE Corp.
    5.38%, 10/07/1996..................   500,000         499,552
    5.41%, 10/29/1996..................   205,000         204,137
  Southwestern Bell Capital Corp.,
    5.37%, 11/07/1996..................   410,000         407,737
  U S West Communications, Inc.
    5.41%, 10/15/1996..................   175,000         174,632
    5.42%, 10/23/1996..................   590,000         588,060
                                                      -----------
                                                        2,867,357
                                                      -----------
TOTAL INVESTMENTS -- 100%
-------------------------
  (cost $23,818,375)...................               $23,818,375
                                                      ===========

                     See notes to the financial statements.

                      PPM AMERICA/JNL VALUE EQUITY SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                       MARKET
                                           SHARES       VALUE
                                           ------    -----------
COMMON STOCKS -- 100%
---------------------
AEROSPACE -- 6.82%
  Lockheed Martin Corp. .................  2,000     $   180,250
  Rockwell International Corp. ..........  3,500         197,313
  TRW, Inc. .............................  2,600         241,800
  United Technologies Corp. .............  2,100         252,262
                                                     -----------
                                                         871,625
AUTOMOTIVE -- 3.92%
  Ford Motor Co. ........................  8,200         256,250
  General Motors Corp. ..................  5,100         244,800
                                                     -----------
                                                         501,050
BANKS -- 4.00%
  Chase Manhattan........................  3,200         256,400
  Mellon Bank Corp. .....................  4,300         254,775
                                                     -----------
                                                         511,175
CHEMICALS -- 5.20%
  Grace (W.R.) & Co. ....................  2,600         192,400
  Polaroid Corp. ........................  4,800         211,200
  PPG Industries, Inc. ..................  4,800         261,000
                                                     -----------
                                                         664,600
COMPUTERS -- 2.34%
  International Business Machines
    Corp. ...............................  2,400         298,800

ELECTRIC UTILITIES -- 7.89%
  Edison International...................  14,100        252,037
  General Public Utilities Corp. ........  8,200         252,150
  Ohio Edison Co. .......................  13,000        251,875
  PECO Energy Co. .......................  10,600        251,750
                                                     -----------
                                                       1,007,812
ELECTRONICS & INSTRUMENTATION -- 4.33%
  Harris Corp. ..........................  4,200         273,525
  Xerox Corp. ...........................  5,200         278,850
                                                     -----------
                                                         552,375
FINANCIAL -- 8.32%
  BankAmerica Corp. .....................  2,300         188,887
  Beneficial Corp. ......................  4,500         258,750
  Charter One Financial, Inc. ...........  4,400         176,000
  KeyCorp................................  5,900         259,600
  Student Loan Marketing Association.....  2,400         179,100
                                                     -----------
                                                       1,062,337
FOOD & BEVERAGE -- 7.62%
  American Brands, Inc. .................  6,600         278,850
  Anheuser-Busch Cos., Inc. .............  5,000         188,125
  Philip Morris Co., Inc. ...............  2,800         251,300
  RJR Nabisco Holdings Corp. ............  9,800         254,800
                                                     -----------
                                                         973,075

                                                       MARKET
                                           SHARES       VALUE
                                           ------    -----------
COMMON STOCKS (CONTINUED)
-------------------------
HEALTH CARE -- 7.52%
  Aetna, Inc. ...........................  2,300     $   161,863
  Baxter International, Inc. ............  4,500         210,375
  Bristol Myers Squibb Co. ..............  2,600         250,575
  Columbia/ HCA Healthcare Corp. ........  3,700         210,437
  Pharmacia & Upjohn Co. ................  3,100         127,875
                                                     -----------
                                                         961,125
INSURANCE -- 6.97%
  American General Corp. ................  5,100         192,525
  CIGNA Corp. ...........................  2,200         263,725
  ITT Hartford Group, Inc. ..............  4,400         259,600
  Transamerica Corp. ....................  2,500         174,688
                                                     -----------
                                                         890,538
LEISURE & ENTERTAINMENT -- 2.01%
  Hasbro, Inc. ..........................  6,900         256,163

MACHINERY -- 2.06%
  Cooper Industries, Inc. ...............  6,100         263,825

MANUFACTURING -- 1.97%
  Parker-Hannifin Corp. .................  6,000         252,000

MERCHANDISING -- 3.92%
  Federated Department Stores,
    Inc.(a) .............................  7,500         251,250
  Penney (J.C.) Co., Inc. ...............  4,600         248,975
                                                     -----------
                                                         500,225
NON-FERROUS METALS -- 2.11%
  Phelps Dodge Corp. ....................  4,200         269,325

PAPER -- 2.02%
  Mead Corp. ............................  4,400         257,950

PETROLEUM -- 7.98%
  Ashland, Inc. .........................  5,200         206,700
  Chevron Corp. .........................  4,000         250,500
  Exxon Corp. ...........................  3,700         308,025
  Occidental Petroleum Corp. ............  10,900        254,787
                                                     -----------
                                                       1,020,012
RAILROADS -- 3.19%
  Burlington Northern Sante Fe, Inc. ....  1,900         160,313
  CSX Corp. .............................  4,900         247,450
                                                     -----------
                                                         407,763
TELECOMMUNICATIONS -- 7.83%
  AT&T...................................  4,800         250,800
  Providian Corp. .......................  3,600         154,800
  Sprint Corp. ..........................  7,500         291,563
  US West, Inc. .........................  10,200        303,450
                                                     -----------
                                                       1,000,613
TEXTILES -- 1.98%
  VF Corporation.........................  4,200         252,525
                                                     -----------
TOTAL INVESTMENTS -- 100%
-------------------------
  (cost $11,960,870).....................            $12,774,913
                                                     ===========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
CORPORATE BONDS -- 36.79%
-------------------------
UNITED STATES -- 36.79%
-----------------------
AEROSPACE INDUSTRIES -- 1.23%
  Talley Industries,
    10.75%, 10/15/2003................  $  150,000    $   156,750

CAPITAL GOODS -- 1.23%
  Alvey Systems,
    11.375%, 01/31/2003...............     150,000        157,500

FINANCIAL -- 1.59%
  Mellon Financial,
    9.75%, 06/15/2001.................      50,000         55,275
  Trump Atlantic City,
    11.25%, 05/01/2006................     150,000        147,750
                                                      -----------
                                                          203,025
INDUSTRIAL -- 25.53%
  Clark-Schwebel,
    10.50%, 04/15/2006................     250,000        257,500
  Cliffs Drilling,
    10.25%, 05/15/2003................     150,000        156,000
  Dole Food,
    6.75%, 07/15/2000.................     100,000         98,837
  Foamex L.P.,
    11.875%, 10/01/2002...............     250,000        265,000
  Iron Mountain, Inc.,
    10.125%, 10/01/2006...............     150,000        153,750
  Jordan Industries, Inc.,
    10.375%, 08/01/2003...............     250,000        241,250
  Muzak Limited Partnership,
    10.00%, 10/01/2003................     100,000        100,000
  NL Industries, (Step-Up Series),
    13.00%, 10/15/2005(a).............     150,000        126,375
  Noram Energy,
    8.875%, 07/15/1999................     100,000        104,803
  Norcal Waste System,
    12.75%, 11/15/2005................     150,000        162,750
  Penn Traffic Co.,
    9.625%, 04/15/2005................     250,000        168,750
  Printpack, Inc., (144A),
    10.625%, 08/15/2006...............     100,000        103,000
  Remington Product, (144A),
    11.00%, 05/15/2006................     150,000        151,500
  Renco Metals, Inc.,
    11.50%, 07/01/2003................     150,000        156,375
  Samsonite Corp.,
    11.125%, 07/15/2005...............     150,000        159,000
  Selmer Co., Inc., (144A),
    11.00%, 05/15/2005................     250,000        262,500
  Southdown, Inc. Ser. B,
    10.00%, 03/01/2006................     125,000        126,250
  Telex Communications,
    12.00%, 07/15/2004................     200,000        214,000

                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
CORPORATE BONDS (CONTINUED)
---------------------------
UNITED STATES (CONTINUED)
-------------------------
  Twin Labs, Inc., (144A),
    10.25%,05/15/2006.................  $  150,000    $   150,750
  Wyndham Hotel Corp.,
    10.50%, 05/15/2006................     100,000        102,625
                                                      -----------
                                                        3,261,015
PUBLISHING -- 2.06%
  American Media Operations,
    11.625%, 11/15/2004...............     250,000        263,125

RETAIL -- 1.21%
  Apparel Retailer, (Step-up Series),
    12.75%, 08/15/2005(a).............     175,000        154,000

TELECOMMUNICATION -- 2.88%
  Adelphia Communications,
    12.50%, 05/15/2002................     150,000        158,250
  People's Choice (Step-up Series),
    13.125%, 06/01/2004(a)............     250,000        154,375
  Winstar Communications, Inc.,
    (Step-up Series), 14.00%,
    10/15/2005........................     100,000         55,500
                                                      -----------
                                                          368,125
TRANSPORTATION -- 1.06%
  Airplanes Pass-through Trust,
    10.875%, 03/15/2019...............     125,000        135,000
                                                      -----------
    Total Corporate Bonds
      (cost $4,667,011)...............                  4,698,540
                                                      -----------
GOVERNMENT BONDS -- 49.37%
--------------------------
ARGENTINA -- 8.31%
------------------
  Argentina Floating Rate Bond,
    6.625%, 03/31/2005(b).............   1,269,180      1,061,352

BRAZIL -- 4.71%
---------------
  Brazil IDU Trust -- Merrill,
    6.6875%, 01/01/2001(b)............     227,500        219,396
  Brazil C Bond (payment-in-kind
    bond),
    8.00%, 04/15/2014(c)..............     541,216        381,557
                                                      -----------
    Total Brazil......................                    600,953

ECUADOR -- 0.79%
----------------
  Ecuador Pars (step-up bond),
    3.25%, 02/28/2025(d)..............     250,000        100,312

GERMANY -- 1.76%
----------------
  Germany (Federal Republic),
    6.00%, 04/20/1998.................     230,000        156,314
  Bundesschatzanw (Germany),
    6.375%, 08/14/1998................     100,000         68,723
                                                      -----------
    Total Germany.....................                    225,037

                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
GOVERNMENT BONDS (CONTINUED)
----------------------------
IRELAND -- 1.16%
----------------
  Ireland Government Bond,
    6.50%, 10/18/2001.................  $   60,000    $    96,912
    8.00%, 08/18/2006.................      30,000         51,531
                                                      -----------
    Total Ireland.....................                    148,443
MEXICO -- 3.89%
---------------
  Mexico Global Bond,
    11.50%, 05/15/2026................     500,000        497,032
MOROCCO -- 1.54%
----------------
  Morocco Loan Participation,
    6.4375%, 01/01/2009(b)............     250,000        197,187
NEW ZEALAND -- 3.12%
--------------------
  New Zealand Government Bond,
    8.00%, 07/15/1998.................     570,000        398,162
PHILIPPINES -- 1.89%
--------------------
  Philippines Debt Conversion Bond,
    6.4375%, 12/01/2009(b)............     250,000        241,100
SOUTH KOREA -- 1.71%
--------------------
  Korea Development Bank,
    9.60%, 12/01/2000.................     200,000        219,006
UNITED STATES -- 19.13%
-----------------------
U.S. GOVERNMENT AGENCIES -- 4.94%
---------------------------------
  Federal Home Loan Mortgage Company
    10.00%, 05/15/2020................      50,000         53,250
    6.50%, 10/01/2026(e)..............     300,000        282,093
  Federal National Mortgage
    Association
    13.00%, 11/15/2015................      12,862         15,276
    6.50%, 02/01/2026.................     298,554        280,360
                                                      -----------
                                                          630,979
                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
GOVERNMENT BONDS (CONTINUED)
----------------------------
U.S. TREASURY NOTES -- 14.19%
  U.S. Treasury Note
    5.00%, 01/31/1998.................  $  300,000    $   296,298
    5.625%, 02/28/2001................     280,000        271,337
    6.25%, 04/30/2001.................     300,000        297,609
    6.50%, 08/31/2001.................     150,000        150,141
    5.875%, 11/15/2005................     275,000        259,790
    6.875%, 05/15/2006................     380,000        384,453
    7.00%, 07/15/2006.................     150,000        153,117
                                                      -----------
                                                        1,812,745
                                                      -----------
    Total United States...............                  2,443,724
                                                      -----------
VENEZUELA -- 1.36%
------------------
  Republic of Venezuela-Par,
    6.75%, 03/31/2020.................     250,000        174,063
                                                      -----------
    Total Government Bonds
      (cost $6,120,617)...............                  6,306,371
                                                      -----------
WARRANTS -- 0.00%
-----------------
VENEZUELA -- 0.00%
------------------
Republic of Venezuela Warrants........       1,250              0
                                                      -----------
SHORT-TERM INVESTMENTS -- 13.84%
--------------------------------
REPURCHASE AGREEMENTS -- 13.84%
  Repurchase Agreement with Merrill
    Lynch, 5.60% (Collateralized by
    U.S. Treasury STRIP), acquired
    on 9/30/96, due 10/1/96
    (cost $1,768,000).................   1,768,000      1,768,000
                                                      -----------
TOTAL INVESTMENTS -- 100%
-------------------------
  (cost $12,555,628)..................                $12,772,911
                                                       ==========

-------------------------
(a) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

(b) Coupon is indexed to 6 Month Libor. Rate stated is rate in effect on September 30, 1996.

(c) Currently a portion of this security's coupon payment is received in additional principal.

(d) Coupon payment periodically increases over the life of the security. Rate stated is in effect as of September 30, 1996.

(e) Investment purchased on a when-issued basis.

                     See notes to the financial statements.

           SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
U.S. GOVERNMENT SECURITIES -- 67.16%
--------------------------------------
U.S. TREASURY NOTES -- 25.47%
  U.S. Treasury Note
    5.625%, 02/28/2001................  $  500,000    $   484,530
    6.50%, 05/31/2001.................     100,000        100,125
    6.625%, 07/31/2001................     300,000        301,827
    6.50%, 08/31/2001.................     500,000        500,470
    6.50%, 08/15/2005.................      80,000         78,975
    5.875%, 11/15/2005................     185,000        174,768
    6.875%, 05/15/2006................     250,000        252,930
    7.00%, 07/15/2006.................     525,000        535,910
    7.00%, 07/15/2006.................     200,000        204,156
                                                      ------------
                                                        2,633,691
U.S. TREASURY BONDS -- 1.51%
    8.125%, 08/15/2019................     140,000        156,559
U.S. GOVERNMENT AGENCY & AGENCY BACKED
  ISSUES -- 40.18%
  Federal Home Loan Mortgage Corp.
    5.94%, 06/13/2000.................     300,000        294,327
    6.00%, 10/01/2010.................       4,575          4,378
    11.75%, 01/01/2011................      16,989         18,897
    7.00%, 07/01/2011.................     129,171        127,798
  Federal National Mortgage
    Association
    14.50%, 11/15/2014................      12,205         15,102
    12.50%, 08/01/2015................       8,976         10,387
    12.50%, 09/20/2015................      30,785         35,937
    13.00%, 11/15/2015................      27,439         32,588
    12.00%, 01/15/2016................      27,886         32,440
    11.50%, 09/01/2019................       8,971         10,112
    11.50%, 02/01/2020................      42,843         48,292
    9.50%, 08/01/2022.................      50,891         54,623
    7.00%, 08/01/2025(a)..............     100,000         96,468
    6.50%, 03/01/2026.................     446,819        419,590
    7.00%, 10/01/2026.................     348,568        336,257
    7.00%, 09/01/2026(a)..............     500,000        482,340
    7.00%, 10/01/2026(a)..............     300,000        289,404
    8.00%, 10/01/2026(a)..............     100,000        100,875
    8.00%, 10/01/2026(a)..............     800,000        807,000
  Government National Mortgage
    Association
    13.50%, 07/15/2010................     197,240        236,877
    7.00%, 12/25/2025(a)..............     300,000        288,750
  Student Loan Marketing Association
    7.50%, 03/08/2000.................     400,000        412,248
                                                      ------------
                                                        4,154,690
                                                      ------------
      Total U.S. Government Securities
        (cost $6,952,880).............                  6,944,940
                                                      ------------

                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
CORPORATE BONDS -- 2.27%
------------------------
FINANCIAL -- 2.27%
  Associate Corp.
    5.60%, 01/15/2001.................  $  100,000    $    95,308
  Ford Motor Credit Co.
    6.25%, 12/08/2005.................     150,000        139,056
                                                      ------------
      Total Corporate Bonds
        (cost $248,214)...............                    234,364
                                                      ------------
SHORT-TERM INVESTMENTS -- 30.57%
--------------------------------
DISCOUNT NOTES -- 10.63%
  Federal Home Loan Bank,
    5.98%, 10/01/1996.................   1,100,000      1,099,826
REPURCHASE AGREEMENTS -- 19.94%
  Repurchase agreement with J.P.
    Morgan, 5.60%
    (Collateralized by U.S. Treasury
      Strip), acquired on 9/30/96, due
      10/01/96........................   2,062,000      2,062,000
                                                      ------------
      Total Short-Term Investments
        (cost $3,161,826).............                  3,161,826
                                                      ------------
TOTAL INVESTMENTS -- 100%
-------------------------
  (cost $10,362,920)..................                $10,341,130
                                                      ============

-------------------------
(a) Investment purchased on a when-issued basis.

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                       MARKET
                                           SHARES       VALUE
                                         ----------  -----------
COMMON STOCK -- 92.80%
-----------------------------------------
CANADA -- 0.49%
-----------------------------------------
INSURANCE -- 0.49%
  Fairfax Financial Holdings, Ltd.(a)....       700  $   132,575
FINLAND -- 0.50%
-----------------------------------------
CONFECTIONS & BEVERAGES -- 0.50%
  Huhtamaki Group........................     3,600      135,567
FRANCE -- 0.40%
-----------------------------------------
CONFECTIONS & BEVERAGES -- 0.40%
  LVMH (Moet-Hennessy Louis Vuitton).....       500      108,598
HONG KONG -- 0.92%
-----------------------------------------
FINANCE COMPANIES -- 0.92%
  Hutchinson Whampoa Ltd. ...............    37,000      248,804
ITALY -- 1.07%
-----------------------------------------
FINANCE COMPANIES -- 0.68%
  Banca Fideuram SPA.....................    77,200      183,610
TELECOMMUNICATIONS -- 0.39%
  Telecom Italia SPA.....................    18,600       34,278
  Telecom Italia Mobile(a)...............    32,000       71,062
                                                     -----------
                                                         105,340
                                                     -----------
    Total Italy..........................                288,950
MALAYSIA -- 0.86%
-----------------------------------------
BUILDING & CONSTRUCTION -- 0.86%
  United Engineers (Malaysia) Ltd. ......    29,900      231,422
MEXICO -- 0.61%
-----------------------------------------
CONSUMER PRODUCTS -- 0.61%
  Kimberly-Clark De Mexico, SA de CV.....     8,700      164,781
NETHERLANDS -- 2.57%
-----------------------------------------
CONSUMER PRODUCTS -- 1.72%
  Elsevier NV............................    11,100      183,605
  Hagemeyer NV...........................     1,250       97,025
  Ver Ned Uitgevers......................     9,400      184,055
                                                     -----------
                                                         464,685
COMPUTERS & TECHNOLOGY -- 0.85%
  Getronics NV...........................     9,000      228,301
                                                     -----------
    Total Netherlands....................                692,986
SOUTH AFRICA -- 0.53%
-----------------------------------------
METALS & MINING -- 0.53%
  Rustenburg Platinum Holdings...........     9,100      143,426
SWEDEN -- 1.68%
-----------------------------------------
DRUGS -- 0.72%
  Astra AB -- Class B....................     4,700      193,350

                                                       MARKET
                                           SHARES       VALUE
                                         ----------  -----------
COMMON STOCK (CONTINUED)
----------------------------------------------------------------
SWEDEN (CONTINUED)
----------------------------------------------------------------
FINANCE COMPANIES -- 0.42%
  Kinnevik AB -- Class B.................     4,300  $   112,304
RETAIL -- 0.54%
  Hennes & Mauritz -- Class B............     1,200      147,282
                                                     -----------
    Total Sweden.........................                452,936
SWITZERLAND -- 2.31%
-----------------------------------------
DRUGS -- 1.91%
  Sandoz AG..............................       430      516,597
INDUSTRIAL MACHINERY -- 0.40%
  SIG Schweizerische Industrie...........        45      107,694
                                                     -----------
    Total Switzerland....................                624,291
UNITED KINGDOM -- 3.44%
-----------------------------------------
BUSINESS SERVICES -- 1.18%
  Rentokil Group PLC.....................    48,600      317,602
FINANCIAL SERVICES -- 1.76%
  Tomkins PLC............................   109,500      475,060
TELECOMMUNICATIONS -- 0.50%
  Vodafone Group PLC.....................    39,000      135,055
                                                     -----------
    Total United Kingdom.................                927,717
UNITED STATES -- 77.42%
-----------------------------------------
AUTOMOBILE & PARTS -- 0.62%
  Exide Corp. ...........................     6,500      168,188
BROADCAST & COMMUNICATIONS -- 1.41%
  Walt Disney Co. .......................     6,000      380,250
BUSINESS SERVICES -- 4.21%
  CUC International(a)...................     4,800      191,400
  Gaylord Entertainment Co. .............    12,535      283,604
  3 Com Corp.(a).........................    11,000      660,682
                                                     -----------
                                                       1,135,686
CHEMICALS -- 1.10%
  Great Lakes Chemical Corp. ............     5,200      296,400
COMPUTERS & SOFTWARE -- 5.65%
  Automatic Data Processing, Inc. .......     7,700      335,913
  Cisco Systems, Inc.(a).................     3,100      192,392
  Ceridian Corp.(a)......................     5,200      260,000
  First Data Corp. ......................     3,751      306,175
  Microsoft Corp.(a).....................     1,600      211,000
  Oracle Systems Corp.(a)................     4,150      176,632
  Sybase, Inc.(a)........................     3,000       44,625
                                                     -----------
                                                       1,526,737
CONFECTIONS & BEVERAGES -- 4.77%
  Anheuser-Busch Cos., Inc. .............     6,800      255,850
  Coca-Cola Co. .........................    16,200      824,175
  Pepsico, Inc. .........................     7,400      209,050
                                                     -----------
                                                       1,289,075

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                       MARKET
                                           SHARES       VALUE
                                         ----------  -----------
COMMON STOCK (CONTINUED)
----------------------------------------------------------------
UNITED STATES (CONTINUED)
----------------------------------------------------------------
CONSUMER PRODUCTS -- 3.61%
  Nike, Inc. Class B.....................     1,500  $   182,250
  Philip Morris Cos., Inc. ..............     2,100      188,475
  Pioneer HI Bred International, Inc. ...     4,500      272,250
  Proctor & Gamble Co. ..................     3,400      331,500
                                                     -----------
                                                         974,475
DIVERSIFIED -- 1.04%
  Tyco International, Ltd. ..............     6,500      280,313
DRUGS -- 4.65%
  Amgen, Inc.(a).........................     6,200      391,375
  Biogen, Inc.(a)........................     2,900      220,400
  Cardinal Health, Inc. .................     3,800      313,975
  Merck & Co., Inc. .....................     4,700      330,763
                                                     -----------
                                                       1,256,513
ELECTRONICS -- 7.11%
  Electronic Data Systems Corp. .........     1,200       73,650
  General Electric Co. ..................     9,700      882,700
  Hewlett Packard Co. ...................     4,900      238,875
  Intel Corp. ...........................     5,500      524,903
  Maxim Integrated Products, Inc.(a).....     2,900      102,588
  Xilinx, Inc.(a)........................     2,900       98,600
                                                     -----------
                                                       1,921,316
FINANCIAL SERVICES -- 7.73%
  Federal Home Loan Mortgage Corp. ......     8,600      841,725
  Federal National Mortgage
    Association..........................    22,700      791,662
  Green Tree Financial Corp. ............     6,600      259,050
  JP Morgan & Co., Inc. .................     2,200      195,525
                                                     -----------
                                                       2,087,962
FOOD SERVICE -- 0.86%
  McDonald's Corp. ......................     4,900      232,138
HEALTH PRODUCTS & CARE -- 5.64%
  Johnson & Johnson......................    11,200      574,000
  Pfizer, Inc. ..........................     5,500      435,187
  Warner-Lambert Co. ....................     7,800      514,800
                                                     -----------
                                                       1,523,987
INSURANCE -- 5.77%
  Ace Limited............................     4,900      259,088
  Fairfax Financial Holding..............       150       38,700
  Partner Re Holdings Limited............    11,500      327,750
  Traveler's/Aetna Property Casualty
    Corp. ...............................    16,400      451,000
  UNUM Corp. ............................     7,500      480,937
                                                     -----------
                                                       1,557,475
MEDICAL SERVICES & SUPPLIES -- 6.24%
  Boston Scientific Corp.(a).............     2,000      115,000
  Columbia/HCA Health Corp. .............     5,400      307,125
  Genentech, Inc.(a).....................     8,100      428,288
  Medtronic, Inc. .......................     2,900      185,962
  Tag Heuer International, SA(a).........    32,800      647,800
                                                     -----------
                                                       1,684,175

                                         SHARES OR
                                         PRINCIPAL     MARKET
                                           AMOUNT       VALUE
                                         ----------  -----------
COMMON STOCK (CONTINUED)
----------------------------------------------------------------
UNITED STATES (CONTINUED)
----------------------------------------------------------------
MERCHANDISING -- 0.85%
  Tupperware Corp. ......................     4,700  $   230,300
METALS & MINING -- 1.14%
  Barrick Gold Corp. ....................     7,900      198,487
  Pohang Iron & Steel Co. ADR............       800       17,100
  Rustenburg Platinum Holdings...........     6,020       92,573
                                                     -----------
                                                         308,160
OIL & GAS -- 1.70%
  Royal Dutch Petroleum Co. ADR..........     1,500      234,187
  Western Atlas, Inc. ...................     3,600      224,100
                                                     -----------
                                                         458,287
PACKAGED FOOD -- 0.99%
  Heinz H J Co. .........................     7,900      266,625
PRINTING & PUBLISHING -- 0.92%
  Reuters Holdings PLC ADR...............     3,600      249,300
RETAIL -- 6.12%
  Circuit City Stores, Inc. .............     9,300      335,962
  Hasbro, Inc. ..........................     6,000      222,750
  Home Depot, Inc. ......................     5,200      295,750
  Revco D.S., Inc.(a)....................    16,100      472,938
  Walmart Stores, Inc. ..................    12,300      324,412
                                                     -----------
                                                       1,651,812
TELECOMMUNICATIONS -- 3.59%
  Grupo Iusacell S.A. ADR(a).............     1,900       14,250
  Grupo Iusacell S.A. DE CV..............    32,300      209,950
  Telecomunicacoes Brasileiras Telebras
    SA ADR...............................     3,400      266,900
  360 Communications, Co.(a).............     7,300      171,550
  Vodafone Group PLC ADR.................     9,000      307,125
                                                     -----------
                                                         969,775
TRANSPORTATION -- 0.80%
  Tranz Rail Holdings ADR(a).............    14,900      216,050
WHOLESALE -- 0.90%
  Alco Standard Corp. ...................     4,900      244,388
                                                     -----------
    Total United States..................             20,909,387
                                                     -----------
      Total Common Stock
        (cost $22,670,577)...............             25,061,440
                                                     -----------
CORPORATE BONDS -- 0.23%
-----------------------------------------
INDUSTRIAL -- 0.23%
  Reliance Industries Ltd. Convertible B,
    3.50%, 11/03/1999, convertible until
    10/03/1999...........................  $ 60,000       62,100
                                                     -----------
      Total Corporate Bonds
        (cost $61,808)...................                 62,100
                                                     -----------

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                         PRINCIPAL     MARKET
                                           AMOUNT       VALUE
                                         ----------  -----------
SHORT-TERM INVESTMENTS -- 6.97%
-----------------------------------------
U.S. TREASURY BILLS -- 0.35%
  5.15%, 10/10/1996......................  $ 26,000  $    25,967
  4.88%, 11/21/1996......................    68,000       67,524
                                                     -----------
                                                          93,491
COMMERCIAL PAPER -- 6.62%
  Bank of New York 5.35%, 10/10/1996.....   192,000      191,743
  Chase Manhattan Bank 5.30%,
    11/04/1996...........................   400,000      397,998
  Federal Home Discount Note 5.70%,
    10/01/1996...........................    64,000       64,000
  Heinz H J 5.40%, 10/31/1996............   110,000      109,505
  Motorola, Inc. 5.27%, 10/24/1996.......   283,000      282,047
  Preferred Receivables 5.35%,
    10/22/1996...........................   746,000      743,672
                                                     -----------
                                                       1,788,965
                                                     -----------

                                         PRINCIPAL     MARKET
                                           AMOUNT       VALUE
                                         ----------  -----------
SHORT-TERM INVESTMENTS (CONTINUED)
----------------------------------------------------------------
      Total Short-Term Investments
        (cost $1,882,456)................            $ 1,882,456
                                                     -----------
TOTAL INVESTMENTS -- 100%
-----------------------------------------
  (cost $24,614,841).....................            $27,005,996
                                                      ==========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK -- 98.75%
------------------------------------------
ARGENTINA -- 0.20%
------------------------------------------
ENERGY -- 0.18%
  Naviera Perez Compano -- Class B........  10,250  $    64,787
  Sociedad Comercial Del Plata............   2,790        6,752
                                                    -----------
                                                         71,539
TELECOMMUNICATIONS -- 0.02%
  Telecom Argentina STET..................   1,630        6,553
                                                    -----------
    Total Argentina.......................               78,092
AUSTRALIA -- 1.63%
------------------------------------------
BASIC INDUSTRY -- 0.77%
  Amcor Ltd. .............................   6,000       36,176
  Broken Hill Properties Co. .............   6,043       77,461
  Lend Lease Corp. .......................   2,365       38,362
  Smith (Howard) Ltd. ....................   5,113       40,457
  Tab Corp. Holdings Ltd. ................  13,000       64,186
  Western Mining Corp. Holdings Ltd. .....   6,000       38,597
                                                    -----------
                                                        295,239
CONSUMER PRODUCTS -- 0.30%
  Coca-Cola Amatil........................   1,771       23,262
  News Corp. .............................   6,015       31,555
  Publishing & Broadcasting Ltd. .........   7,000       33,232
  Sydney Harbour Casino(a)................  18,000       24,640
                                                    -----------
                                                        112,689
FINANCIAL COMPANIES -- 0.21%
  National Australia Bank.................   3,113       32,760
  Westpac Banking Corp. ..................   9,000       46,573
                                                    -----------
                                                         79,333
ENERGY -- 0.32%
  Australia Gas Light Co. ................  14,237       76,602
  Woodside Petroleum Ltd. ................   7,000       46,415
                                                    -----------
                                                        123,017
TRANSPORTATION & STORAGE -- 0.03%
  TNT Ltd. ...............................   9,000       11,465
                                                    -----------
    Total Australia.......................              621,743
AUSTRIA -- 0.06%
------------------------------------------
ENERGY -- 0.02%
  EVN-Energie Versorgung Niedr............      60        7,823
FINANCIAL COMPANIES -- 0.02%
  Creditanstalt Bankverein................     140        6,224
TRANSPORTATION & STORAGE -- 0.02%
  Flughafen Wien AG.......................     190       10,022
                                                    -----------
    Total Austria.........................               24,069
BELGIUM -- 0.98%
------------------------------------------
BASIC INDUSTRY -- 0.12%
  UCB.....................................      23       44,696

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------------------------
BELGIUM (CONTINUED)
------------------------------------------
FINANCIAL COMPANIES -- 0.86%
  Generale Banque.........................     260  $    89,869
  Kredietbank.............................     730      239,535
                                                    -----------
                                                        329,404
                                                    -----------
    Total Belgium.........................              374,100


BRAZIL -- 0.99%
------------------------------------------
BASIC INDUSTRY -- 0.20%
  Sider Nacional..........................     706       15,282
  Uniao Sid Minas Gerais..................  44,146       44,967
  White Martins SA........................  11,320       16,298
                                                    -----------
                                                         76,547
ENERGY -- 0.14%
  Electrobras.............................      42       11,318
  Petrol Brasil...........................     356       40,940
                                                    -----------
                                                         52,258
TELECOMMUNICATIONS -- 0.65%
  Telebras................................     756       50,112
  Telecomunicacoes Brasileiras SA.........   1,079       86,651
  Telecomunicacoes do Rio de Janiero SA...     148       17,105
  Telecomunicacoes de Minas Gerais --
    Telemig...............................     158       18,572
  Telesp -- Tel Sao Pau Pref..............     379       76,468
                                                    -----------
                                                        248,908
                                                    -----------
    Total Brazil..........................              377,713
CANADA -- 0.24%
------------------------------------------
BASIC INDUSTRY -- 0.19%
  Alcan Aluminium.........................   2,380       71,631
FINANCIAL COMPANIES -- 0.05%
  Royal Bank of Canada....................     740       21,077
                                                    -----------
    Total Canada..........................               92,708
CZECHOSLOVAKIA -- 0.04%
------------------------------------------
TELECOMMUNICATIONS -- 0.04%
  SPT Telecommunications AS...............     130       16,049
DENMARK -- 0.22%
------------------------------------------
FINANCIAL COMPANIES -- 0.19%
  Den Danske Bank AB......................     580       42,288
  Unidanmark..............................     670       32,033
                                                    -----------
                                                         74,321
TELECOMMUNICATIONS -- 0.03%
  Teledanmark -- Class B..................     200        9,494
                                                    -----------
    Total Denmark.........................               83,815
FINLAND -- 0.16%
------------------------------------------
CAPITAL GOODS -- 0.16%
  Nokia (AB) OY...........................   1,350       60,266

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------
FRANCE -- 8.19%
---------------
BASIC INDUSTRY -- 0.74%
  GTM Entrepose...........................     410  $    19,701
  Lapeyre.................................     880       42,284
  Pathe(a)................................     250       63,890
  Saint-Gobain............................   1,160      157,326
                                                    -----------
                                                        283,201
CAPITAL GOODS -- 0.51%
  Chargeurs...............................     250        9,252
  Legrand.................................     359       61,071
  Rexel...................................     220       58,524
  Schneider...............................   1,430       67,327
                                                    -----------
                                                        196,174
CONSUMER PRODUCTS -- 4.29%
  Accor...................................     435       53,772
  Canal Plus..............................     420      103,347
  Carrefour Super Marche..................     535      300,502
  Castorama Dubois Investissment..........     212       38,446
  Guilbert SA.............................     428       64,184
  Havas...................................     400       26,528
  L'Oreal.................................     162       54,929
  LVMH Moet--Hennessy Louis Vuitton.......   1,060      230,227
  Pinault Printemps Redoute...............     920      338,678
  Sanofi..................................     478       39,194
  Sodexho.................................     310      149,617
  Television Francais.....................   2,150      239,109
                                                    -----------
                                                      1,638,533
ENERGY -- 1.12%
  Elf Aquitaine...........................   1,490      116,602
  Primagaz (Cie Des Gaz Petrole)..........     545       57,338
  Total SA -- Class B.....................   3,207      252,583
                                                    -----------
                                                        426,523
FINANCIAL COMPANIES -- 0.14%
  Credit Local De France..................     404       34,441
  Societe Generale........................     180       19,914
                                                    -----------
                                                         54,355
INSURANCE -- 0.11%
  AXA.....................................     200       11,989
  Assurances Generales....................   1,086       30,426
                                                    -----------
                                                         42,415
TELECOMMUNICATIONS -- 0.07%
  Alcatel Alsthom.........................     330       27,845
UTILITIES -- 1.21%
  Eaux (Cie Generale Des).................   4,230      459,778
                                                    -----------
    Total France..........................            3,128,824
GERMANY -- 4.32%
----------------
BASIC INDUSTRY -- 1.65%
  Bayer AG................................   6,850      251,500
  Bilfinger & Berger Bauag................   1,100       46,517
  Hoechst AG..............................   1,110       40,521
  Shering AG..............................     762       58,952

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------
GERMANY (CONTINUED)
-------------------
BASIC INDUSTRY (CONTINUED)
  Siemens AG..............................     661  $    34,869
  Veba AG.................................   3,795      198,800
                                                    -----------
                                                        631,159
CAPITAL GOODS -- 0.33%
  Buderus AG..............................      78       34,672
  Krones AG...............................      70       26,389
  Mannesmann AG...........................     168       63,003
                                                    -----------
                                                        124,064
CONSUMER PRODUCTS -- 1.31%
  Altana..................................      31       25,141
  Fielmann AG.............................     336       13,989
  Gehe AG.................................   5,560      371,821
  Hornbach Baumarkt AG....................     200        6,622
  Hornbach Holdings.......................     510       36,781
  Praktiker Bau-und Heimwerkemaekte.......     629       14,764
  Volkswagen AG...........................      80       29,844
                                                    -----------
                                                        498,962
COMPUTERS & SOFTWARE -- 0.23%
  Sap AG..................................     280       46,353
  Sap System..............................     257       43,219
                                                    -----------
                                                         89,572
FINANCIAL COMPANIES -- 0.58%
  Allianz AG Holdings.....................      84      148,367
  Deutsche Bank AG........................   1,540       72,595
                                                    -----------
                                                        220,962
MEDICAL SERVICES & SUPPLIES -- 0.22%
  Rhon-Klinikum AG........................     710       84,721
                                                    -----------
    Total Germany.........................            1,649,440
HONG KONG -- 4.22%
------------------
BASIC INDUSTRY -- 0.20%
  Cathay Pacific Air......................  47,000       76,277
CHEMICALS -- 0.22%
  Shanghai Petrochemical Co. Ltd. ........ 180,000       47,718
  Yizheng Chemical Fiber Co. Ltd. ........ 144,000       35,008
                                                    -----------
                                                         82,726
FINANCE COMPANIES -- 3.80%
  Dao Heng Bank Group Ltd. ...............  23,000       90,715
  First Pacific Co. ......................  87,315      132,107
  Guangdon Investments Ltd. ..............  94,000       66,249
  Guangzhou Investments................... 232,000       73,503
  Guoco Group.............................  27,000      131,980
  Hopewell Holdings....................... 252,000      142,571
  Hutchison Whampoa Ltd. .................  27,000      181,560
  New World International.................  44,205      232,086
  Swire Pacific Co. ......................  20,000      179,102
  Wharf Holdings..........................  54,000      223,458
                                                    -----------
                                                      1,453,331
                                                    -----------
    Total Hong Kong.......................            1,612,334

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------
ITALY -- 1.79%
--------------
BASIC INDUSTRY -- 0.15%
  Ente Nazionale Idrocarburi Spa (ENI)....   8,000  $    40,919
  Finanziaria Autogrill Spa(a)............   3,031        3,286
  Sasib...................................   3,669        6,484
  Unicem (Union-CEM-March Emil)...........   1,400        9,437
                                                    -----------
                                                         60,126
CONSUMER PRODUCTS -- 0.05%
  Rinascente (La).........................   3,150       18,306
FINANCIAL COMPANIES -- 0.62%
  Assicurazioni Generali Spa..............   1,907       40,594
  Banca Fideuram..........................  34,440       81,911
  IMI Spa.................................   7,040       59,852
  Istituto National Assicurazioni.........   8,000       11,590
  Mediolanum(a)...........................   3,950       42,782
                                                    -----------
                                                        236,729
UTILITIES -- 0.10%
  Italgas (Societa Italiana II Gas) Spa...  10,000       37,449
TELECOMMUNICATIONS -- 0.87%
  STET....................................  30,000      104,169
  STET Di Risp............................  13,000       35,189
  Telecom Italia Di Risp..................  26,979       60,001
  Telecom Italia Mobile...................  53,601      119,031
  Telecom Italia Spa......................  10,797       13,407
                                                    -----------
                                                        331,797
                                                    -----------
    Total Italy...........................              684,407
JAPAN -- 24.61%
---------------
BASIC INDUSTRY -- 5.37%
  Daiwa House Industry Co. ...............  16,000      229,854
  Inax....................................   5,000       47,587
  Ishihara Sangyo Kaisha..................   6,000       20,040
  Kawada Industries.......................   1,000        7,829
  Kumagai Gumi............................  10,000       35,915
  Kuraray Co. Ltd. .......................  13,000      131,897
  Mitsubishi Paper Mills Ltd. ............   8,000       43,385
  National House Industry.................   3,000       46,599
  Nippon Hodo.............................   3,000       43,906
  Nippon Steel Corp. .....................  74,000      229,890
  Sangetsu Co. Ltd. ......................   1,000       23,255
  Sekisui Chemical Co. Ltd. ..............  16,000      189,630
  Sekisui House...........................  11,000      120,494
  Shinetsu Chemical Co. Ltd. .............   9,000      161,616
  Sumitomo Electric Industries Ltd. ......  24,000      329,697
  Sumitomo Forestry Co. Ltd. .............   7,000      101,190
  Teijin..................................  29,000      146,334
  Tokyo Steel Manufacturing...............   6,000      106,128
  Yurtec Corp. ...........................   2,100       33,185
                                                    -----------
                                                      2,048,431
CAPITAL GOODS -- 8.70%
  Advantest...............................   1,100       45,037
  Alps Electric Co. ......................   6,000       73,805
  Amada Co. Ltd. .........................  12,000      110,976
  Canon, Inc. ............................  17,000      334,276
  Citizen Watch Co. ......................   7,000       56,440
  DDI Corp. ..............................      19      153,706

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------
JAPAN (CONTINUED)
-----------------
CAPITAL GOODS (CONTINUED)
  Dai Nippon Screen Manufacturing.........  11,000  $    90,765
  Daifuku Co. Ltd. .......................   2,000       27,475
  Fanuc Co. Ltd. .........................   3,000      110,438
  Hitachi Ltd. ...........................  18,000      174,545
  Hitachi Zosen Corp. ....................  18,000       91,960
  Kokuyo Co. .............................   6,000      158,923
  Komatsu Ltd. ...........................  15,000      130,101
  Komori Corp. ...........................   5,000      115,376
  Kyocera Corp. ..........................   5,000      356,902
  Makita Corp. ...........................   8,000      117,082
  Mitsubishi Heavy Industries Ltd. .......  47,000      382,752
  Murata Manufacturing Co. Ltd. ..........   6,000      214,411
  NEC Corp. ..............................  28,000      329,338
  Nippon Telephone & Telegraph Corp. .....      14      103,075
  SEGA Enterprises........................   2,000       87,093
  Tokyo Electron Ltd. ....................   2,000       58,002
                                                    -----------
                                                      3,322,478
CONSUMER PRODUCTS -- 7.39%
  Daiichi Pharmaceutical..................  11,000      173,827
  Honda Motor Co. ........................   1,000       25,140
  Ito-Yokado Co. .........................   5,000      284,175
  Kao Corp. ..............................   6,000       74,882
  Marui Co. Ltd. .........................  10,000      193,042
  Matsushita Electric Industrial Co. .....  16,000      268,642
  Mitsubishi Corp. .......................   8,000      101,998
  Pioneer Electronic Corp. ...............   7,000      143,300
  Sankyo..................................  11,000      281,482
  Seven Eleven Japan Co. Ltd. ............   2,000      125,701
  Sharp Corp. ............................  15,000      249,158
  Sony Corp. .............................   4,000      252,480
  Sumitomo Corp. .........................  21,000      184,216
  TDK Corp. ..............................   4,000      248,889
  Toppan Printing.........................  10,000      140,965
  UNY Co. ................................   4,000       73,266
                                                    -----------
                                                      2,821,163
ENERGY -- 0.09%
  Mitsui Petrochemical Industries.........   5,000       34,837
FINANCIAL COMPANIES -- 1.79%
  Mitsui Fudosan..........................  24,000      318,922
  Nomura Securities Co. Ltd. .............  16,000      294,501
  Tokio Marine & Fire Insurance Co. ......   6,000       71,111
                                                    -----------
                                                        684,534
TRANSPORTATION & STORAGE -- 1.27%
  East Japan Railway......................      31      149,746
  Nippondenso Co. ........................  15,000      335,354
                                                    -----------
                                                        485,100
                                                    -----------
    Total Japan...........................            9,396,543
MALAYSIA -- 2.74%
-----------------
BASIC INDUSTRY -- 0.57%
  Berjaya Sports Toto Berhad..............  29,000      102,394
  Technology Resources Industries(a)......  44,000      115,859
                                                    -----------
                                                        218,253

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------
MALAYSIA (CONTINUED)
--------------------
ENTERTAINMENT -- 0.35%
  Resorts World Berhad....................   7,000  $    39,657
  Tanjong.................................  26,000       93,357
                                                    -----------
                                                        133,014
CAPITAL GOODS -- 0.89%
  Renong Berhad...........................  71,000      108,773
  United Engineers (Malaysia) Berhad......  30,000      232,196
                                                    -----------
                                                        340,969
FINANCIAL COMPANIES -- 0.93%
  Affin Holdings Berhad...................  71,000      164,293
  MBF Capital Berhad......................  45,000       63,914
  Multi-Purpose Holding...................  74,000      126,359
                                                    -----------
                                                        354,566
                                                    -----------
    Total Malaysia........................            1,046,802
MEXICO -- 0.74%
---------------
BASIC INDUSTRY -- 0.20%
  Cemex SA................................  12,063       44,417
  Cemex SA -- Class B.....................   4,950       20,259
  Grupo Embotellador De Mexico............   7,014       10,219
                                                    -----------
                                                         74,895
CONSUMER PRODUCTS -- 0.46%
  Fomento Ecomomico Ser B.................   4,629       14,316
  Gruma SA(a).............................  11,234       70,454
  Grupo Industrial Maseca SA De Cv --
    Class B...............................  28,800       36,620
  Grupo Modelo SA -- Class C..............   4,844       25,311
  Kimberly-Clark Mexicano -- Class A......   1,532       29,017
                                                    -----------
                                                        175,718
FINANCIAL COMPANIES -- 0.08%
  Grupo Financiero Banamex -- Class A.....  14,288       30,961
  Grupo Financiero Banamex -- Class L.....     465          948
                                                    -----------
                                                         31,909
                                                    -----------
    Total Mexico..........................              282,522
NETHERLANDS -- 10.88%
---------------------
BASIC INDUSTRY -- 0.10%
  Akzo Nobel NV...........................     238       28,851
  Otra NV.................................     670       11,944
                                                    -----------
                                                         40,795
CONSUMER PRODUCTS -- 7.02%
  Ahold (Kon) NV..........................   5,418      154,965
  CSM NV..................................   4,510      230,127
  Elsevier NV.............................  47,164      780,139
  Hagemeyer...............................     780       60,543
  Nutricia Verenigde Bedrijven............     550       72,652
  Polygram NV.............................   4,467      250,125
  Unilever NV.............................   1,510      238,384
  Wolters Kluwer..........................   7,089      892,081
                                                    -----------
                                                      2,679,016
ENERGY -- 1.98%
  Royal Dutch Petroleum Co. ..............   4,830      755,173

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------
NETHERLANDS (CONTINUED)
-----------------------
FINANCIAL COMPANIES -- 1.65%
  ABN AMRO Holdings NV....................   3,528  $   195,691
  Fortis AMEV NV..........................   3,835      114,765
  Internationale Nederlanden Groep........  10,300      321,480
                                                    -----------
                                                        631,936
TELECOMMUNICATIONS -- 0.13%
  Koninklijke.............................   1,407       48,438
                                                    -----------
    Total Netherlands.....................            4,155,358
NEW ZEALAND -- 0.57%
--------------------
BASIC INDUSTRY -- 0.23%
  Carter Holt Harvey......................  15,000       33,044
  Fernz Corp. ............................   5,000       14,966
  Fletcher Challenge Building(a)..........   1,750        3,892
  Fletcher Challenge Energy...............   1,750        4,186
  Fletcher Challenge Forest Division......  15,993       23,376
  Fletcher Challenge Paper(a).............   3,500        6,951
                                                    -----------
                                                         86,415
TELECOMMUNICATIONS -- 0.29%
  New Zealand Telecom.....................  24,000      112,791
TRANSPORTATION & STORAGE -- 0.05%
  Air New Zealand -- Class B..............   7,000       19,582
                                                    -----------
    Total New Zealand.....................              218,788
NORWAY -- 1.41%
---------------
CAPITAL GOODS -- 0.60%
  Orkla AS................................   4,180      228,240
ENERGY -- 0.77%
  Norsk Hydro.............................   5,920      277,265
  Saga Petroleum -- Class B...............   1,190       17,480
                                                    -----------
                                                        294,745
TRANSPORTATION & STORAGE -- 0.04%
  Bergesen D-Y AS.........................     650       13,797
                                                    -----------
    Total Norway..........................              536,782
PHILIPPINES -- 0.13%
--------------------
FINANCIAL -- 0.13%
  Philippine National Bank................   2,900       47,809
PORTUGAL -- 0.48%
-----------------
CONSUMER PRODUCTS -- 0.48%
  Jeronimo Martins SGPS...................   2,000      182,070
SINGAPORE -- 1.90%
------------------
CAPITAL GOODS -- 0.11%
  Far East-Levingston Shipbuilding........   5,000       23,613
  Jurong Shipyard.........................   2,000        9,730
  Sembawang Corp. ........................   2,000        9,374
                                                    -----------
                                                         42,717
CONSUMER PRODUCTS -- 0.28%
  Fraser & Neave Ltd. ....................   2,400       24,714
  Singapore Press Holdings................   4,400       80,307
                                                    -----------
                                                        105,021

                    See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------
SINGAPORE (CONTINUED)
---------------------
FINANCIAL COMPANIES -- 1.42%
  DBS Land................................  15,000  $    49,641
  Development Bank of Singapore...........   4,000       49,144
  Overseas Union Bank.....................  23,000      160,891
  Singapore Land..........................  21,000      127,512
  United Industrial Corp. ................  22,000       19,374
  United Overseas Bank....................  14,000      136,212
                                                    -----------
                                                        542,774
TRANSPORTATION & STORAGE -- 0.09%
  Keppel Corp. ...........................   3,000       23,223
  Singapore Airlines Ltd. ................   1,000       10,085
                                                    -----------
                                                         33,308
                                                    -----------
    Total Singapore.......................              723,820
SPAIN -- 2.22%
--------------
BASIC INDUSTRY -- 0.03%
  Fomento de Construcciones y Contratas
    SA....................................     144       11,383
  AC Gral Aguas...........................       4          151
                                                    -----------
                                                         11,534
CONSUMER PRODUCTS -- 0.13%
  Centros Comerciales Pryca...............   1,524       37,208
  Centros Commercial......................     610       12,661
                                                    -----------
                                                         49,869
ENERGY -- 0.37%
  Repsol..................................   4,312      141,713
FINANCIAL COMPANIES -- 0.69%
  Argentaria Corp. .......................   1,205       49,925
  Banco De Santander SA...................   2,024      105,294
  Banco Popular Espanol...................     574      105,497
                                                    -----------
                                                        260,716
UTILITIES -- 1.00%
  Aguas De Barcelona......................     404       15,275
  Empresa Nacional De Elec (Endesa).......   3,315      195,175
  Gas Natural Sdg SA......................     548       96,792
  Iberdrola I SA..........................   7,788       75,512
                                                    -----------
                                                        382,754
                                                    -----------
    Total Spain...........................              846,586
SOUTH KOREA -- 0.81%
--------------------
BASIC INDUSTRY -- 0.26%
  Pohang Iron & Steel.....................     700       50,256
  Samsung Electronics.....................     400       31,380
  Yukong Ltd. ............................     600       16,119
                                                    -----------
                                                         97,755
FINANCIAL COMPANIES -- 0.37%
  Cho Hung Bank...........................   3,000       33,832
  Hanil Bank..............................   2,000       19,957
  Hanil Securities........................   2,200       25,303
  Kook Min Bank...........................   2,000       43,364
  Samsung Fire & Marine...................      10        5,913
  Seoul Bank..............................   2,100       12,203
  Shin Han Bank...........................     100        2,287
                                                    -----------
                                                        142,859

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------
SOUTH KOREA (CONTINUED)
-----------------------
UTILITIES -- 0.18%
  Korea Electric Power Corp. .............   2,000  $    66,763
                                                    -----------
    Total South Korea.....................              307,377
SWEDEN -- 2.59%
---------------
BASIC INDUSTRY -- 0.08%
  Stora Kopparbergs Bergsl AB.............   2,500       31,892
CAPITAL GOODS -- 0.71%
  ASEA AB.................................     660       69,946
  Atlas Copco AB -- Class B...............   3,780       77,609
  Sandvik AB -- Class A...................     560       13,231
  Sandvik AB -- Class B...................   4,290      101,680
  Scribona AB.............................     750        7,699
                                                    -----------
                                                        270,165
CONSUMER PRODUCTS -- 1.80%
  Astra AB................................   9,620      395,750
  Electrolux Co. -- Class B...............   2,510      141,150
  Esselte -- Class B......................     560       12,258
  Hennes & Mauritz AB -- Class B..........   1,120      137,464
                                                    -----------
                                                        686,622
                                                    -----------
    Total Sweden..........................              988,679
SWITZERLAND -- 4.54%
--------------------
BASIC INDUSTRY -- 0.47%
  Ciba Geigy AG...........................     139      177,860
BUSINESS SERVICES -- 0.36%
  Adecco SA(a)............................     503      138,435
CAPITAL GOODS -- 0.69%
  BBC AG Brown, Boveri and Cie............     217      265,548
CONSUMER PRODUCTS -- 2.56%
  Nestle SA...............................     320      356,874
  Roche Holdings AG.......................      50      368,354
  Sandoz AG...............................     210      252,291
                                                    -----------
                                                        977,519
FINANCIAL COMPANIES -- 0.46%
  CS Holdings.............................     610       60,341
  Schweizerischer Bankverein..............     600      114,515
                                                    -----------
                                                        174,856
                                                    -----------
    Total Switzerland.....................            1,734,218
THAILAND -- 0.74%
-----------------
BASIC INDUSTRY -- 0.03%
  Siam Cement Public Co. .................     300       12,228
CAPITAL GOODS -- 0.09%
  Advanced Information Service PLC........   2,540       32,977

                    See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------------------------
THAILAND (CONTINUED)
------------------------------------------
FINANCIAL COMPANIES -- 0.62%
  Bangkok Bank............................   8,700  $   113,638
  Bank of Ayudhya.........................   4,375       19,967
  Land & House Public Co. ................     700        8,648
  Siam Commercial Bank Public Co. ........   4,080       49,440
  Thai Farmers Bank Public................   4,200       44,284
                                                    -----------
                                                        235,977
                                                    -----------
    Total Thailand........................              281,182
UNITED KINGDOM -- 15.67%
------------------------------------------
BASIC INDUSTRY -- 1.15%
  Caradon.................................  35,000      135,156
  Electrocomponents PLC...................  11,000       66,210
  Heywood Williams Grp....................   3,000       11,491
  Laing (John)............................   7,000       27,688
  RTZ Corp................................  13,000      198,873
                                                    -----------
                                                        439,418
CAPITAL GOODS -- 0.76%
  Rolls-Royce.............................   7,000       26,211
  Tomkins.................................  61,000      264,645
                                                    -----------
                                                        290,856
CONSUMER GOODS -- 9.51%
  ASDA Group..............................  70,000      115,457
  Argos...................................  16,200      190,207
  Argyll Group............................  26,000      133,327
  Cadbury Schweppes.......................  19,000      152,534
  Coats Viyella...........................  12,000       27,579
  Compass Group...........................  11,000       96,134
  GKN PLC.................................   2,000       35,052
  Glaxo Wellcome..........................  18,000      281,694
  Grand Metropolitan......................  35,000      260,737
  Guiness.................................  30,000      214,577
  Hillsdown Holdings......................  11,000       30,869
  Kingfisher..............................  30,000      297,125
  Ladbroke Group..........................  16,000       52,280
  Rank Organisation.......................  21,000      140,190
  Reed International......................  27,000      498,945
  Sears Holdings..........................   8,000       11,632
  Smith (David S).........................  19,000       96,540
  Smithkline Beecham......................  47,000      573,511
  T&N PLC.................................  21,000       43,666
  Tesco PLC...............................  23,000      109,133
  United Newspapers & Media...............  25,000      269,296
                                                    -----------
                                                      3,630,485
ENERGY -- 1.37%
  British Gas.............................  14,000       43,666
  British Petroleum.......................  13,000      134,648
  Shell Transport and Trading Co. ........  22,500      342,972
                                                    -----------
                                                        521,286
FINANCIAL COMPANIES -- 1.92%
  Abbey National..........................  32,000      296,922
  National Westminster Bank...............  41,000      435,236
                                                    -----------
                                                        732,158

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------------------------
UNITED KINGDOM (CONTINUED)
------------------------------------------
TRANSPORTATION & STORAGE -- 0.06%
  British Airport Authority PLC...........   3,000  $    23,170
UTILITIES -- 0.90%
  Cable & Wireless........................  27,000      189,320
  East Midland Electricity................   5,000       40,766
  London Electricity......................   9,857       94,697
  National Grid Group PLC.................   7,813       20,826
                                                    -----------
                                                        345,609
                                                    -----------
    Total United Kingdom..................            5,982,982
UNITED STATES -- 5.68%
------------------------------------------
BANKS -- 0.16%
  Banco De Galicia Buenos Aires ADR.......   1,329       29,072
  Banco Frances Del Rio De La Plata ADR...   1,154       30,148
                                                    -----------
                                                         59,220
BUILDING & CONSTRUCTION -- 0.26%
  Cemex SA ADS............................  13,410       98,899
CONFECTIONS & BEVERAGES -- 0.18%
  Cervecerias Unidas ADR..................     530       11,105
  Panamerica Beverages....................   1,420       58,398
                                                    -----------
                                                         69,503
DURABLE GOODS -- 0.03%
  Industrial Natuzzi ADR..................     250       11,625
ELECTRIC UTILITIES -- 0.72%
  Cemig Cia Energetica Minas Gerais ADR...   2,595       77,201
  Cesp Cia Energetica De Sao Paolo ADR....     510        4,526
  Cesp Cia Energetica De Sao Paolo ADS
    (144a)(a).............................     540        4,860
  Chilgener SA ADR........................     604       14,043
  Empresa National Electric ADR...........   1,860       35,108
  Enersis SA ADR..........................   1,180       38,055
  Huaneng Power International, Inc.
    ADR(a)................................   5,400       89,775
  Korea Electric Power SA ADR.............     600       11,325
                                                    -----------
                                                        274,893
ELECTRONICS -- 0.24%
  Grupo Televisa GDR......................     531       15,333
  Samsung Electronics (144a)..............   1,650       77,754
                                                    -----------
                                                         93,087
FINANCIAL SERVICES -- 0.44%
  AFP Provida ADR.........................     178        4,094
  Brazil Fund, Inc. ......................     870       19,031
  Chile Fund, Inc.........................   1,320       30,360
  Korea Fund, Inc.........................   6,200      113,150
                                                    -----------
                                                        166,635
MACHINERY -- 0.11%
  Centrais Electricas ADR.................   3,000       40,125
METALS & MINING -- 0.45%
  Pohang Iron & Steel Co. ADR.............     500       10,687
  Uniao Sid Minas Gerais ADR..............  12,080      120,800
  Uniao Sid Minas Gerais ADS..............   4,150       41,500
                                                    -----------
                                                        172,987

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK (CONTINUED)
------------------------------------------
UNITED STATES (CONTINUED)
------------------------------------------
OIL & GAS -- 0.27%
  Enron Global Power & Pipeline
    Partnership...........................     260  $     6,468
  Chilectra SA ADR........................     560       31,500
  Repsol SA ADR...........................     130        4,306
  Sociedad Comercial Del Plata (144a).....     500       13,375
  Transportadora De Gas Del Sur ADR.......     600        7,350
  YPF Sociedad Anonima ADR................   1,696       38,796
                                                    -----------
                                                        101,795
REAL ESTATE -- 0.77%
  Hong Kong Land Holdings................. 126,908      295,696
RETAIL -- 0.25%
  Cifra SA ADR............................  61,469       85,442
  Pao De Acucar...........................     510        9,881
                                                    -----------
                                                         95,323
TELECOMMUNICATIONS -- 1.80%
  Compania De Telecomunicaciones Chile
    ADR...................................     320       30,920
  CPT Telefonica Del Peru ADS.............     591       13,519
  Telecom Argentina STET ADR..............     180        7,268
  Telecomunicacoes Brasileiras Telebras SA
    ADR...................................   5,145      403,882
  Telefonos De Mexico SA ADS..............   4,615      148,257
  Telephonos De Argentina ADR.............   2,790       69,401
  Total Access Communications.............   2,000       14,800
                                                    -----------
                                                        688,047
                                                    -----------
    Total United States...................            2,167,835
                                                    -----------
      Total Common Stock
        (cost $34,306,127)................           37,702,913
                                                    -----------
RIGHTS & WARRANTS -- 0.29%
------------------------------------------
BELGIUM -- 0.00%
------------------------------------------
BANK -- 0.00%
  Generale De Banque(a)...................     260          563
FRANCE -- 0.00%
------------------------------------------
ENERGY -- 0.00%
  Primagaz (Cie Des Gaz Petrole)
    Warrants(a)...........................      15          279
MALAYSIA -- 0.25%
------------------------------------------
FINANCIAL -- 0.25%
  Affin Holdings Berhad Warrants(a).......  11,000        9,918
  Commerce Asset-Holdings Berhad
    Warrants(a)...........................  13,000       80,910
  Renong Berhad Rights(a).................   8,200        3,010
  Renong Berhad Warrants(a)...............   5,125        2,126
                                                    -----------
                                                         95,964

                                                      MARKET
                                           SHARES      VALUE
                                           -------  -----------
RIGHTS & WARRANTS (CONTINUED)
------------------------------------------
NETHERLANDS -- 0.01%
------------------------------------------
FINANCIAL -- 0.01%
  Fortis AMEV NV Rights(a)................   3,835  $     1,480
TELECOMMUNICATIONS -- 0.00%
  Koninklijke Warrants(a).................   1,407          822
                                                    -----------
                                                          2,302
SINGAPORE -- 0.03%
------------------------------------------
FINANCIAL -- 0.03%
  United Overseas Bank Warrants(a)........   3,000       10,972
SOUTH KOREA -- 0.00%
------------------------------------------
BASIC INDUSTRY -- 0.00%
  Yukong Ltd.(a)..........................      37          242
THAILAND -- 0.00%
------------------------------------------
FINANCIAL -- 0.00%
  Thai Farmers Bank Warrants(a)...........     525          516
                                                    -----------
      Total Rights & Warrants
        (cost $89,906)....................              110,838
                                                    -----------
PREFERRED STOCK -- 0.96%
------------------------------------------
BRAZIL -- 0.91%
------------------------------------------
  Banco Bradesco SA.......................  10,649       91,261
  Banco Itau SA...........................      46       18,810
  Brahma..................................      90       55,974
  Brasmotor SA............................      82       30,092
  Cemig CIA Energy........................   1,322       39,739
  CIM Port Itau CIA.......................      73       19,448
  Coteminas--CIA Tec......................      55       20,201
  Lojas Americanas........................     816       13,781
  Unibanco--Uniao De Bancos Brasileiros...   2,036       59,833
                                                    -----------
    Total Brazil..........................              349,139
UNITED STATES -- 0.05%
------------------------------------------
  Pao De Acucar...........................     880       16,830
                                                    -----------
      Total Preferred Stock
        (cost $359,868)...................              365,969
                                                    -----------
TOTAL INVESTMENTS -- 100%
------------------------------------------
  (cost $34,755,901)......................          $38,179,720
                                                    ===========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                    T. ROWE PRICE/JNL MID-CAP GROWTH SERIES
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS -- 88.93%
--------------------------------------
SOUTH AFRICA -- 0.20%
--------------------------------------
MINING -- 0.20%
  Rustenburg Platinum Holdings........       5,029    $    79,262
UNITED STATES -- 88.73%
--------------------------------------
AEROSPACE & AIRCRAFT -- 1.23%
  OEA, Inc. ..........................      12,000        477,000
APPAREL -- 0.69%
  Tommy Hilfiger Corp.(a).............       4,500        266,625
BANKS -- 0.70%
  Marshall & Ilsley Corp. ............       9,000        271,125
BROADCAST & COMMUNICATIONS -- 2.88%
  Catalina Marketing Corp.(a).........       6,500        346,125
  Comcast Corp. -- Class A............      24,000        369,000
  Cox Communications -- Class A(a)....      22,000        404,250
                                                      -----------
                                                        1,119,375
BUSINESS SERVICES -- 2.19%
  Career Horizons, Inc.(a)............       2,800        108,850
  CUC International, Inc.(a)..........      10,000        398,750
  Oxford Resource Corp. -- Class
    A(a)..............................      16,000        342,000
                                                      -----------
                                                          849,600
CHEMICALS -- 3.53%
  Airgas, Inc.(a).....................       8,400        213,150
  Eckerd Corp.(a).....................      20,000        560,000
  Great Lakes Chemical Corp. .........       7,000        399,000
  Polymer Group, Inc.(a)..............      14,200        198,800
                                                      -----------
                                                        1,370,950
COMMERCIAL SERVICES -- 0.22%
  Alliance Entertainment Corp.(a).....      15,000         84,375
COMPUTERS & SOFTWARE -- 10.52%
  Adobe Systems, Inc. ................       7,500        279,375
  BDM International, Inc.(a)..........       6,500        386,750
  BMC Software, Inc.(a)...............       4,500        357,750
  Broderbund Software, Inc.(a)........       5,000        145,000
  Ceridian Corp.(a)...................      15,000        750,000
  Intuit, Inc.(a).....................       8,000        252,000
  Informix Corp. .....................       9,000        250,875
  National Data Corp. ................       8,000        349,000
  Platinum Technology, Inc.(a)........      16,000        202,000
  Shiva Corp.(a)......................       6,000        344,250
  SunGard Data Systems, Inc.(a).......      10,000        450,000
  Synopsys, Inc.(a)...................       7,000        322,875
                                                      -----------
                                                        4,089,875
CONSUMER PRODUCTS -- 2.22%
  American Pad & Paper Co.(a).........      30,000        637,500
  Olsten Corp. .......................       9,000        223,875
                                                      -----------
                                                          861,375

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
--------------------------------------
DRUGS -- 3.07%
  Biogen, Inc.(a).....................       7,000    $   532,000
  Cardinal Health, Inc. ..............       8,000        661,000
                                                      -----------
                                                        1,193,000
DURABLE GOODS -- 3.35%
  Alco Standard Corp. ................      12,000        598,500
  Danaher Corp. ......................      17,000        703,375
                                                      -----------
                                                        1,301,875
ELECTRONICS -- 5.73%
  ADT Limited(a)......................      37,000        707,625
  Altera Corp.(a).....................       6,000        303,750
  Maxim Integrated Products,
    Inc.(a)...........................      11,000        389,125
  Teleflex, Inc. .....................      10,500        521,062
  Xilinx, Inc.(a).....................       9,000        306,000
                                                      -----------
                                                        2,227,562
ENVIRONMENT -- 1.10%
  Philip Environmental, Inc.(a).......      45,000        427,500
FINANCE COMPANIES -- 3.89%
  Franklin Resources, Inc. ...........       8,000        531,000
  Mercury Finance Co. ................      42,000        504,000
  Money Store (The), Inc. ............      18,000        477,000
                                                      -----------
                                                        1,512,000
HEALTH PRODUCTS & CARE -- 5.61%
  Apria Healthcare Group, Inc.(a).....      25,000        468,750
  Pacificare Health Systems, Inc. --
    Class B(a)........................       5,500        475,750
  Quorum Health Group, Inc.(a)........      30,000        742,500
  Sybron International Corp.(a).......      17,000        493,000
                                                      -----------
                                                        2,180,000
HOTEL & MOTEL -- 2.75%
  Hospitality Franchise Systems,
    Inc.(a)...........................       9,000        601,875
  La Quinta Inns, Inc. ...............      24,000        468,000
                                                      -----------
                                                        1,069,875
INDUSTRIAL MACHINERY -- 1.01%
  MSC Industrial Direct Corp.(a)......      11,000        391,875
INSURANCE -- 5.00%
  Ace Limited.........................      16,000        846,000
  Partner Re Limited..................      18,000        513,000
  PMI Group, Inc. ....................      11,000        584,375
                                                      -----------
                                                        1,943,375
MERCHANDISING -- 1.39%
  Tupperware Corp. ...................      11,000        539,000

                     See notes to the financial statements.

                    T. ROWE PRICE/JNL MID-CAP GROWTH SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                        MARKET
                                          SHARES         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
--------------------------------------
MINING -- 1.87%
  Cambior, Inc. ......................      28,000    $   388,500
  TVX Gold, Inc.(a)...................      50,000        337,500
                                                      -----------
                                                          726,000
OIL & GAS -- 7.37%
  Camco International, Inc. ..........      11,000        411,125
  Cooper Cameron Corp.(a).............      12,000        688,500
  Halliburton Co. ....................       7,000        361,375
  Republic Industries, Inc.(a)........      13,000        377,000
  Smith International, Inc.(a)........      16,000        562,000
  Weatherford Enterra, Inc.(a)........      17,000        465,375
                                                      -----------
                                                        2,865,375
PRINTING & PUBLISHING -- 0.93%
  Scholastic Corp.(a).................       5,000        362,500
RESTAURANTS -- 3.67%
  Boston Chicken, Inc.(a).............      18,000        634,500
  JP Foodservice, Inc.(a).............      22,300        529,625
  Outback Steakhouse, Inc.(a).........      10,800        260,550
                                                      -----------
                                                        1,424,675
RETAIL -- 7.65%
  Circuit City Stores, Inc. ..........      18,000        650,250
  Corporate Express, Inc.(a)..........      12,000        466,500
  General Nutrition Companies,
    Inc.(a)...........................      13,000        228,306
  Kohls Corp.(a)......................      13,000        468,000
  Price/Costco, Inc.(a)...............      28,000        574,000
  Revco DS, Inc.(a)...................      20,000        587,500
                                                      -----------
                                                        2,974,556
STEEL -- 1.68%
  Trimas Corp.(a).....................      27,000        654,750
TELECOMMUNICATIONS -- 5.34%
  Advo, Inc. .........................      10,000        118,750
  American Portable Telecom,
    Inc.(a)...........................      29,300        296,663
  Palmer Wireless, Inc. Class A(a)....      20,000        353,740
  Telephone & Data Systems, Inc. .....       9,000        362,250
  360 Communications Co.(a)...........      16,000        376,000
  US Cellular Corp.(a)................       6,000        181,500
  Vanguard Cellular Systems -- Class
    A(a)..............................      20,000        387,500
                                                      -----------
                                                        2,076,403

                                        SHARES OR
                                        PRINCIPAL       MARKET
                                          AMOUNT         VALUE
                                        ----------    -----------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
--------------------------------------
TOBACCO -- 1.26%
  Consolidated Cigar Holdings,
    Inc.(a)...........................      16,000    $   490,000
WASTE DISPOSAL -- 1.88%
  USA Waste Services, Inc.(a).........      23,200        730,800
                                                      -----------
    Total United States...............                 34,481,421
                                                      -----------
      Total Common Stock (cost
        $31,201,206)..................                 34,560,683
                                                      -----------
SHORT-TERM INVESTMENTS -- 11.07%
--------------------------------------
U.S. TREASURY BILLS -- 10.24%
  U.S. Treasury Bill
    5.12%, 10/03/1996.................  $  142,000        141,960
    5.04%, 10/10/1996.................     437,000        436,451
    4.97%, 10/17/1996.................      59,000         58,870
    4.82%, 10/24/1996.................     391,000        389,716
    5.08%, 10/31/1996.................     415,000        413,250
    5.01%, 11/07/1996.................     526,000        523,294
    4.99%, 11/14/1996.................   1,235,000      1,226,033
    4.99%, 11/21/1996.................     796,000        790,335
                                                      -----------
                                                        3,979,909
COMMERCIAL PAPER -- .83%
  Federal Home Discount Note 5.70%,
    10/01/1996........................     322,000        322,000
                                                      -----------
      Total Short-Term Investments
        (cost $4,301,909).............                  4,301,909
                                                      -----------
TOTAL INVESTMENTS -- 100%
--------------------------------------
  (cost $35,503,115)..................                $38,862,592
                                                       ==========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.